Document and Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Jan. 31, 2013	Jun. 30, 2012
Document Document And Entity Information [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec 31, 2012
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY
Trading Symbol	NLSN
Entity Registrant Name	Nielsen Holdings N.V.
Entity Central Index Key	0001492633
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	Yes
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No
Entity Filer Category	Large Accelerated Filer
Entity Common Stock, Shares Outstanding		362,875,955
Entity Public Float			$ 3,129

Condensed Consolidated Statements of Operations (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 5,590	$ 5,507	$ 5,103
Cost of revenues, exclusive of depreciation and amortization shown separately below	2,273	2,234	2,125
Selling, general and administrative expenses, exclusive of depreciation and amortization shown separately below	1,758	1,869	1,632
Depreciation and amortization	513	524	554
Restructuring charges	84	84	61
Operating income	962	796	731
Interest income	4	6	5
Interest expense	(413)	(477)	(660)
Loss on derivative instruments		(1)	(27)
Foreign currency exchange transaction (losses)/gains, net	(17)	(9)	136
Other expense, net	(118)	(209)	(81)
Income from continuing operations before income taxes and equity in net income of affiliates	418	106	104
(Provision)/benefit for income taxes	(144)	(23)	46
Equity in net income of affiliates	5	3	5
Income from continuing operations	279	86	155
(Loss)/income from discontinued operations, net of tax	(7)	1	(22)
Net income	272	87	133
Net (loss)/income attributable to noncontrolling interests	(1)	3	3
Net income attributable to Nielsen stockholders	$ 273	$ 84	$ 130
Net income per share of common stock, basic
Income from continuing operations	$ 0.77	$ 0.24	$ 0.55
Discontinued operations, net of tax	$ (0.02)		$ (0.08)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.24	$ 0.47
Net income per share of common stock, diluted
Income from continuing operations	$ 0.76	$ 0.24	$ 0.54
Discontinued operations, net of tax	$ (0.02)		$ (0.08)
Net income attributable to Nielsen stockholders	$ 0.75	$ 0.24	$ 0.46
Weighted-average shares of common stock outstanding, basic	361,787,868	352,469,181	276,499,073
Dilutive shares of common stock	4,523,116	5,032,773	3,153,513
Weighted-average shares of common stock outstanding, diluted	366,310,984	357,501,954	279,652,586

Condensed Consolidated Statements of Comprehensive Income (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Partners Capital [Abstract]
Net income	$ 272	$ 87	$ 133
Other comprehensive income/(loss), net of tax
Foreign currency translation adjustments, net of tax	74	(135)	(41)
Available for sale securities, net of tax	(1)	1
Changes in the fair value of cash flow hedges, net of tax	1	1	32
Defined benefit pension plan adjustments, net of tax	(105)	(71)	(40)
Total other comprehensive loss	(31)	(204)	(49)
Total comprehensive income/(loss)	241	(117)	84
Comprehensive income attributable to noncontrolling interests	2	2	2
Total comprehensive income/(loss) attributable to Nielsen stockholders	$ 239	$ (119)	$ 82

Condensed Consolidated Balance Sheets (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Current assets
Cash and cash equivalents	$ 288	$ 319
Trade and other receivables, net of allowances for doubtful accounts and sales returns of $38 and $24 as of December 31, 2012 and 2011, respectively	1,110	1,080
Prepaid expenses and other current assets	278	266
Total current assets	1,676	1,665
Non-current assets
Property, plant and equipment, net	560	609
Goodwill	7,352	7,155
Other intangible assets, net	4,555	4,561
Deferred tax assets	170	198
Other non-current assets	272	316
Total assets	14,585	14,504
Liabilities and equity:
Accounts payable and other current liabilities	967	1,025
Deferred revenues	373	443
Income tax liabilities	56	80
Current portion of long-term debt, capital lease obligations and short-term borrowings	355	144
Total current liabilities	1,751	1,692
Non-current liabilities
Long-term debt and capital lease obligations	6,229	6,619
Deferred tax liabilities	1,006	996
Other non-current liabilities	621	556
Total liabilities	9,607	9,863
Commitments and contingencies (Note 15)
Nielsen stockholders' equity
Common stock, €0.07 par value, 1,185,800,000 and 1,185,800,000 shares authorized, 362,733,010 and 360,107,359 and shares issued and 362,519,883 and 359,647,605 shares outstanding at December 31, 2012 and 2011, respectively	30	30
Additional paid-in capital	6,485	6,427
Accumulated deficit	(1,252)	(1,525)
Accumulated other comprehensive loss, net of income taxes	(333)	(299)
Total Nielsen stockholders' equity	4,930	4,633
Noncontrolling interests	48	8
Total equity	4,978	4,641
Total liabilities and equity	$ 14,585	$ 14,504

Condensed Consolidated Balance Sheets (Parenthetical) In Millions, except Share data, unless otherwise specified	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Trade and other receivables, allowances for doubtful accounts and sales returns	$ 38		$ 24
Common stock, par value		€ 0.07		€ 0.07
Common stock, shares authorized	1,185,800,000	1,185,800,000	1,185,800,000	1,185,800,000
Common stock, shares issued	362,733,010	362,733,010	360,107,359	360,107,359
Common stock, shares outstanding	362,519,883	362,519,883	359,647,605	359,647,605

Condensed Consolidated Statements of Cash Flows (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Activities
Net income	$ 272	$ 87	$ 133
Adjustments to reconcile net income to net cash provided by operating activities:
Stock-based compensation expense	34	27	18
(Gain)/loss on sale of discontinued operations, net of tax		(1)	5
Deferred income taxes	47	(124)	(183)
Currency exchange rate differences on financial transactions and other losses/(gains)	141	212	(56)
Loss on derivative instruments		1	27
Equity in net income/(loss) from affiliates, net of dividends received	3	7	6
Depreciation and amortization	513	524	554
Changes in operating assets and liabilities, net of effect of businesses acquired and divested:
Trade and other receivables, net	(13)	(71)	(77)
Prepaid expenses and other current assets	(18)	(37)	(18)
Accounts payable and other current liabilities and deferred revenues	(190)	(32)	10
Other non-current liabilities	(10)	(2)	(8)
Interest payable	29	31	129
Income taxes payable	(31)	14	(1)
Net cash provided by operating activities	784	641	543
Investing Activities
Acquisition of subsidiaries and affiliates, net of cash acquired	(160)	(123)	(55)
Proceeds from sale of subsidiaries and affiliates, net	(4)	5	17
Additions to property, plant and equipment and other assets	(132)	(177)	(178)
Additions to intangible assets	(226)	(190)	(156)
Other investing activities		(1)	7
Net cash used in investing activities	(522)	(486)	(365)
Financing Activities
Proceeds from issuances of debt, net of issuance costs	1,998	277	1,065
Repayment of debt	(2,230)	(2,110)	(1,226)
Increase/(decrease) in other short-term borrowings	3	(6)	(6)
Cash dividends paid to stockholders			(2)
Proceeds from the issuance of common stock		1,801
Activity under stock plans	29	8	(10)
Other financing activities	(98)	(220)	(84)
Net cash used in financing activities	(298)	(250)	(263)
Effect of exchange-rate changes on cash and cash equivalents	5	(7)	(8)
Net decrease in cash and cash equivalents	(31)	(102)	(93)
Cash and cash equivalents at beginning of period	319	421	514
Cash and cash equivalents at end of period	288	319	421
Supplemental Cash Flow Information
Cash paid for income taxes	(124)	(132)	(129)
Cash paid for interest, net of amounts capitalized	$ (384)	$ (446)	$ (531)

Consolidated Statements of Changes in Equity (USD $) In Millions	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Currency Translation Adjustments [Member]	Gains/(losses) on Cash Flow Hedges [Member]	Post Employment Benefits [Member]	Total Nielsen Stockholders' Equity [Member]	Noncontrolling Interests [Member]	Unrealized gains (losses) on Available-for-Sale Securities [Member]
Balance at Dec. 31, 2009	$ 2,812	$ 22	$ 4,563	$ (1,739)	$ 80	$ (47)	$ (81)	$ 2,798	$ 14
Net income	133			130				130	3
Currency translation adjustments, net of tax	(41)				(40)			(40)	(1)
Unrealized loss on pension liability, net of tax	(40)						(40)	(40)
Cash flow hedges, net of tax	32					32		32
Dividends paid to stockholders	(7)		(7)					(7)
Dividends paid to noncontrolling interests	(3)								(3)
Shares of common stock issued in business combinations	11		11					11
Acquisition of noncontrolling interest in consolidated subsidiaries, net	(8)		(4)					(4)	(4)
Net common stock issuances	2		2					2
Common stock repurchases	(8)		(8)					(8)
Common stock option redemptions	(4)		(4)					(4)
Stock-based compensation expense	17		17					17
Balance at Dec. 31, 2010	2,896	22	4,570	(1,609)	40	(15)	(121)	2,887	9
Net income	87			84				84	3
Currency translation adjustments, net of tax	(135)				(134)			(134)	(1)
Unrealized loss on pension liability, net of tax	(71)						(71)	(71)
Unrealized gain on available for sale security, net of tax	1							1		1
Cash flow hedges, net of tax	1					1		1
Dividends paid to noncontrolling interests	(3)								(3)
Shares of common stock issued in business combinations	9		9					9
Common stock option activity	9		9					9
Net common stock issuances	1,822	8	1,814					1,822
Common stock repurchases	(8)
Stock-based compensation expense	25		25					25
Balance at Dec. 31, 2011	4,641	30	6,427	(1,525)	(94)	(14)	(192)	4,633	8	1
Net income	272			273				273	(1)
Currency translation adjustments, net of tax	74				71			71	3
Unrealized loss on pension liability, net of tax	(105)						(105)	(105)
Unrealized gain on available for sale security, net of tax	(1)							(1)		(1)
Cash flow hedges, net of tax	1					1		1
Noncontrolling interest in a consolidated subsidiary	28		(11)					(11)	39
Dividends paid to noncontrolling interests	(1)								(1)
Shares of common stock issued in business combinations	7		7					7
Common stock option activity	29		29					29
Common stock repurchases	(4)
Stock-based compensation expense	33		33					33
Balance at Dec. 31, 2012	$ 4,978	$ 30	$ 6,485	$ (1,252)	$ (23)	$ (13)	$ (297)	$ 4,930	$ 48

Consolidated Statements of Changes in Equity (Parenthetical) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Currency translation adjustments, tax	$ 2	$ 6	$ 17
Unrealized loss on pension liability, tax	23	29	10
Unrealized gain on available for sale security, tax		1
Cash flow hedges, tax	$ (1)	$ 1	$ 20

Description of Business, Basis of Presentation and Significant Accounting Policies	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Description of Business, Basis of Presentation and Significant Accounting Policies

1. Description of Business, Basis of Presentation and Significant Accounting Policies

On May 17, 2006, Nielsen Holdings N.V. (the “Company” or “Nielsen”), formerly known as Valcon Acquisition Holding B.V. and Nielsen Holdings B.V., was formed by investment funds associated with AlpInvest Partners, The Blackstone Group, The Carlyle Group, Hellman & Friedman, Kohlberg Kravis Roberts & Co., and Thomas H. Lee Partners (collectively, and with subsequent investor Centerview Partners, the “Sponsors”) as a subsidiary of Valcon Acquisition Holding (Luxembourg) S.à r.l. (“Luxco”). On May 24, 2006, The Nielsen Company B.V. (“TNC B.V.”) (formerly VNU Group B.V. and VNU N.V.) was acquired through a tender offer to stockholders by Valcon Acquisition B.V. (“Valcon”), a wholly owned subsidiary of the Company (herein referred to as the “Valcon Acquisition”). On January 31, 2011, Nielsen completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share. Nielsen’s common stock is listed on the New York Stock Exchange and is traded under the symbol “NLSN.” In March 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of our stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of our outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Company’s common stock at a price of $32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of the Company’s common stock.

Nielsen, together with its subsidiaries, is a leading global information and measurement company that provides clients with a comprehensive understanding of consumers and consumer behavior. Nielsen is aligned into three reportable segments: what consumers buy (“Buy”), what consumers watch (“Watch”) and Expositions. Nielsen has a presence in approximately 100 countries, with its headquarters located in Diemen, the Netherlands and New York, USA. See Note 16 – “Segments” for a discussion of the Company’s reportable segments.

The accompanying consolidated financial statements are presented in conformity with U.S. generally accepted accounting principles (“GAAP”). All amounts are presented in U.S. Dollars (“$”), except for share and per share data or where expressly stated as being in other currencies, e.g., Euros (“€”). The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Supplemental cash flows from discontinued operations are presented in Note 4 to the consolidated financial statements “Business Divestitures.” The Company has evaluated events occurring subsequent to December 31, 2012 for potential recognition or disclosure in the consolidated financial statements and concluded there were no subsequent events that required recognition or disclosure other than those provided.

Consolidation

The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Noncontrolling interests in subsidiaries are reported as a component of equity in the consolidated financial statements with disclosure, on the face of the consolidated statement of operations, of the amounts of consolidated net income attributable to Nielsen stockholders and to the noncontrolling interests. The equity method of accounting is used for investments in affiliates and joint ventures where Nielsen has significant influence but not control, usually supported by a shareholding of between 20% and 50% of the voting rights. Investments in which Nielsen owns less than 20% are accounted for either as available-for-sale securities if the shares are publicly traded or as cost method investments. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Foreign Currency Translation

Nielsen has significant investments outside the United States, primarily in the Euro-zone, Canada and the United Kingdom. Therefore, changes in the value of foreign currencies affect the consolidated financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period-end exchange rates as to the assets and liabilities and monthly average exchange rates as to revenues, expenses and cash flows. For these countries, currency translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss), net, whereas transaction gains and losses are recognized in foreign exchange transaction (losses)/gains, net in the consolidated statement of operations.

In February 2013, Venezuela devalued its currency by 32%. As the Company has operations in both its Buy and Watch segments in Venezuela, this devaluation will result in a charge of approximately $12 million in the first quarter of 2013 in the foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Investments

Investments include available-for-sale securities carried at fair value, or at cost if not publicly traded, investments in affiliates, and a trading asset portfolio maintained to generate returns to offset changes in certain liabilities related to deferred compensation arrangements. For the available-for-sale securities, any unrealized holding gains and losses, net of deferred income taxes, are excluded from operating results and are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations, for a decline in value of an investment in an equity security that was determined to be other-than-temporary. No such impairment was recorded for the years ended December 31, 2011 and 2010.

Financial Instruments

Nielsen’s financial instruments include cash and cash equivalents, investments, long-term debt and derivative financial instruments. These financial instruments potentially subject Nielsen to concentrations of credit risk. To minimize the risk of credit loss, these financial instruments are primarily held with acknowledged financial institutions. The carrying value of Nielsen’s financial instruments approximate fair value, except for differences with respect to long-term, fixed and variable-rate debt and certain differences relating to investments accounted for at cost. The fair value of financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange or in an over-the-counter market. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Cash equivalents have original maturities of three months or less.

In addition, the Company has accounts receivable that are not collateralized. The Buy and Watch segments service high quality clients dispersed across many geographic areas and the customer base within the Expositions segment consists of a large number of diverse customers. The Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends in determining the allowance for doubtful accounts.

Derivative Financial Instruments

Nielsen uses derivative instruments principally to manage the risk associated with movements in foreign currency exchange rates and the risk that changes in interest rates will affect the fair value or cash flows of its debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis.

Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in other comprehensive income.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and other indefinite-lived intangible assets are stated at historical cost less accumulated impairment losses, if any. Goodwill and other indefinite-lived intangible assets, consisting of certain trade names and trademarks, are each tested for impairment on an annual basis and whenever events or circumstances indicate that the carrying amount of such asset may not be recoverable. Nielsen has designated October 1st as the date in which the annual assessment is performed as this timing corresponds with the development of the Company’s formal budget and business plan review. Nielsen reviews the recoverability of its goodwill by comparing the estimated fair values of reporting units with their respective carrying amounts. The Company established, and continues to evaluate, its reporting units based on its internal reporting structure and generally defines such reporting units at its operating segment level or one level below. The estimates of fair value of a reporting unit are determined using a combination of valuation techniques, primarily an income approach using a discounted cash flow analysis supplemented by a market-based approach.

A discounted cash flow analysis requires the use of various assumptions, including expectations of future cash flows, growth rates, discount rates and tax rates in developing the present value of future cash flow projections. Nielsen also uses a market-based approach in estimating the fair value of its reporting units. The market-based approach utilizes available market comparisons such as indicative industry multiples that are applied to current year revenue and earnings as well as recent comparable transactions.

There was no impairment noted in 2012, 2011 and 2010 with respect to the Company’s goodwill. (See Note 5 – “Goodwill and Other Intangible Assets”).

The impairment test for other indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of trade names and trademarks are determined using a “relief from royalty” discounted cash flow valuation methodology. Significant assumptions inherent in this methodology include estimates of royalty rates and discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Assumptions about royalty rates are based on the rates at which comparable trade names and trademarks are being licensed in the marketplace. There was no impairment noted in any period presented with respect to the Company’s indefinite-lived intangible assets.

Software and Other Amortized Intangible Assets

Intangible assets with finite lives are stated at historical cost, less accumulated amortization and impairment losses. These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Nielsen has purchased and internally developed software to facilitate its global information processing, financial reporting and client access needs. Costs that are related to the conceptual formulation and design of software programs are expensed as incurred; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset and are amortized over the estimated useful life. If events or changes in circumstances indicate that the carrying value of software may not be recovered, a recoverability analysis is performed based on estimated undiscounted cash flows to be generated from the software in the future. If the analysis indicates that the carrying value is not recoverable from future cash flows, the software cost is written down to estimated fair value and an impairment is recognized. These estimates are subject to revision as market conditions and as our assessments change.

Research and Development Costs

Research and development costs, which were not material for any periods presented, are expensed as incurred.

Property, Plant and Equipment

Property, plant and equipment are carried at historical cost less accumulated depreciation and impairment losses. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of 25 to 50 years for buildings and related leasehold improvements and 3 to 10 years for equipment, which includes computer hardware, metering equipment and office furniture.

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Long-lived assets other than goodwill and indefinite-lived intangible assets held and used by Nielsen, including property, plant and equipment and amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Nielsen evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to the future net undiscounted cash flows to be generated by the asset. If such asset is considered to be impaired, the impairment loss is measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairment indicators were noted by the Company during 2012, 2011 and 2010, respectively.

Revenue Recognition

Nielsen recognizes revenues when persuasive evidence of an arrangement exists, services have been rendered or information has been delivered, the fee is fixed or determinable and the collectibility of the related revenue is reasonably assured.

A significant portion of the Company’s revenue is generated from information (primarily retail measurement and consumer panel services) and measurement (primarily from television, internet and mobile audiences) services. The Company generally recognizes revenue from the sale of services as the services are performed, which is usually ratably over the term of the contract(s). Invoiced amounts are recorded as deferred revenue until earned. Substantially all of the Company’s customer contracts are non-cancellable and non-refundable.

Certain of the Company’s revenue arrangements include multiple deliverables and in these arrangements, the individual deliverables within the contract that have stand-alone value to the customer are separated and recognized upon delivery based upon the Company’s best estimate of their selling prices. These arrangements are not significant to the Company’s results of operations. In certain cases, software is included as part of these arrangements to allow Nielsen’s customers to supplementally view delivered information and is provided for the term of the arrangement and is not significant to the marketing effort and is not sold separately. Accordingly, software provided to Nielsen’s customers is considered to be incidental to the arrangements and is not recognized as a separate element.

A discussion of Nielsen’s revenue recognition policies, by segment, follows:

Buy

Revenue from the Buy segment, primarily from retail measurement services and consumer panel services is recognized over the period during which the services are performed and information is delivered to the customer, primarily on a straight-line basis.

The Company provides insights and solutions to customers through analytical studies that are recognized into revenue as value is delivered to the customer. The pattern of revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally or deferred until the end of the contract term and recognized when the information has been delivered to the customer.

Watch

Revenue from the Watch segment is primarily generated from television, internet and mobile measurement services and recognized on a straight-line basis over the contract period, as the service is delivered to the customer.

Expositions

Revenue and certain costs within the Expositions segment are recognized upon completion of each event.

Discontinued Operations

Revenue for publications, sold in single copies via newsstands and/or dealers, was recognized in the month in which the magazine went on sale. Revenue from printed circulation and advertisements included therein was recognized on the date it was available to the consumer. Revenue from electronic circulation and advertising was recognized over the period during which both were electronically available. The unearned portion of paid magazine subscriptions was deferred and recognized on a straight-line basis with monthly amounts recognized on the magazines’ cover dates.

Deferred Costs

Incremental direct costs incurred related to establishing or significantly expanding a panel or an electronic metered sample in a designated market, are deferred at the point when Nielsen determines them to be recoverable. Prior to this point, these cost are expensed as incurred. These deferred costs are typically amortized over the original contract period beginning when the panel or electronic metered sample is ready for its intended use.

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are reflected as selling, general and administrative expenses in the Consolidated Statements of Operations. These costs include all brand advertising, telemarketing, direct mail and other sales promotion associated with Nielsen’s exhibitions, and marketing/media research services. Advertising and marketing costs totaled $18 million, $20 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Nielsen measures the cost of all stock-based payments, including stock options, at fair value on the grant date and recognizes such costs within the Consolidated Statements of Operations; however, no expense is recognized for stock-based payments that do not ultimately vest. Nielsen recognizes the expense of its options that cliff vest using the straight-line method. For those that vest over time, an accelerated graded vesting is used. The Company recorded $34 million, $27 million and $18 million of expense associated with stock-based compensation for the years ended December 31, 2012, 2011 and 2010, respectively.

Computation of Net Income per Share

Basic net income or loss per share is computed using the weighted-average number of common stock outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Dilutive potential shares of common stock primarily consist of employee stock options and restricted stock as well as the amount of potential shares to be converted associated with the Company’s mandatory convertible subordinated bonds due 2013.

Employee stock options, restricted stock and similar equity instruments granted by the Company are treated as potential common stock outstanding in computing diluted earnings per share. Diluted stock outstanding include restricted stock units and the dilutive effect of in-the-money options which is calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of benefits that would be recorded in additional paid-in capital when the award becomes deductible for tax purposes are assumed to be used to repurchase stock.

The effect of 7,698,964, 4,537,689 and 2,840,615 shares of common stock equivalents under stock compensation plans were excluded from the calculation of diluted earnings per share for the years ended December 31, 2012, 2011 and 2010, respectively, as such shares would have been anti-dilutive. Additionally, the Company’s mandatory convertible subordinated bonds due 2013 were converted into 10,416,700 shares of common stock on February 1, 2013, and were excluded from the calculation of diluted earnings per share for the year ended December 31, 2012, as such shares would have been anti-dilutive.

Income Taxes

Nielsen provides for income taxes utilizing the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each balance sheet date, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. If it is determined that it is more likely than not that future tax benefits associated with a deferred tax asset will not be realized, a valuation allowance is provided. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in the Consolidated Statements of Operations as an adjustment to income tax expense in the period that includes the enactment date.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. See Note 13 – “Income Taxes” for further discussion of income taxes.

Comprehensive Income/(Loss)

Comprehensive income/(loss) is reported in the accompanying consolidated statements of comprehensive income/loss and consists of net income or loss and other gains and losses affecting equity that are excluded from net income or loss.

Summary of Recent Accounting Pronouncements	12 Months Ended
Dec. 31, 2012
Accounting Changes And Error Corrections [Abstract]
Summary of Recent Accounting Pronouncements

2. Summary of Recent Accounting Pronouncements

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting update that amends Accounting Standards Codification (“ASC”) 820—“Fair Value Measurement” regarding fair value measurements and disclosure requirements. The amendments were effective for Nielsen as of January 1, 2012. The adoption of this update did not have a significant impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting update that amends ASC 220 – “Presentation of Comprehensive Income”, which eliminates the option to present total other comprehensive income in the statement of equity. The Company has presented the items of net income and other comprehensive income in two separate, but consecutive statements and this amended guidance did not have any other impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued an accounting update that amends ASC 220, which requires public companies to present the effect of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification on the face of the financial statements or in a single footnote. This amendment is effective for Nielsen for interim and annual report periods in 2013. The adoption of this update is not expected to have a significant impact on the Company’s consolidated financial statements.

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

In September 2011 and July 2012, the FASB issued accounting updates that amend ASC 350 – “Goodwill and Other Intangible Assets”, which were intended to simplify impairment testing for goodwill and indefinite-lived intangible assets by adding a qualitative review step to assess whether the required quantitative impairment analysis is necessary. The amended guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company considered the updated guidance in its October 1, 2012 annual impairment test. The adoption of these updates did not have an impact on the Company’s consolidated financial statements.

Business Acquisitions	12 Months Ended
Dec. 31, 2012
Business Combinations [Abstract]
Business Acquisitions

3. Business Acquisitions

For the year ended December 31, 2012, Nielsen paid cash consideration of $160 million associated with both current period and previously executed acquisitions, net of cash acquired. Had the current period acquisitions occurred as of January 1, 2012, the impact on Nielsen’s consolidated results of operations would not have been material.

For the year ended December 31, 2011, Nielsen paid cash consideration of $123 million associated with both current period and previously executed acquisitions, net of cash acquired. Had the current period acquisitions occurred as of January 1, 2011, the impact on Nielsen’s consolidated results of operations would not have been material.

For the year ended December 31, 2010, Nielsen paid cash consideration of $55 million associated with both current period and previously executed acquisitions, net of cash acquired. Had such acquisitions occurred as of January 1, 2010, the impact on Nielsen’s consolidated results of operations would not have been material.

Business Divestitures	12 Months Ended
Dec. 31, 2012
Discontinued Operations And Disposal Groups [Abstract]
Business Divestitures

4. Business Divestitures

During the year ended December 31, 2012, Nielsen paid net cash disbursements of $4 million associated with previously executed business divestitures.

During the year ended December 31, 2011, Nielsen received net cash proceeds of $5 million associated with previously executed business divestitures.

During the year ended December 31, 2010, Nielsen received net cash proceeds of $17 million associated with business divestitures, including the sale of its box-office tracking business as well as the remaining properties within the Publications operating segment discussed within discontinued operations below.

Discontinued Operations

In December 2009, the Company substantially completed its planned exit of the Publications operating segment through the sale of its media properties, including The Hollywood Reporter and Billboard, to e5 Global Media LLC.

In October 2010, the Company reached an agreement with the plaintiff in a lawsuit associated with its former Publications operating segment for a $12 million cash settlement, which was paid in October 2010. The Company recorded a $7 million charge (net of tax of $5 million) associated with this settlement, which has been reported as a component of discontinued operations for the year ended December 31, 2010.

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9

Loss from operations	—	—	(17)
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$—	$1	$(22)

(1)	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Goodwill and Other Intangible Assets

5. Goodwill and Other Intangible Assets

Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance December 31, 2010	$2,990	$3,546	$560	$7,096
Acquisitions, divestitures and other adjustments	123	—	—	123
Effect of foreign currency translation	(58)	(6)	—	(64)

Balance December 31, 2011	$3,055	$3,540	$560	$7,155
Acquisitions, divestitures and other adjustments	14	117	5	136
Effect of foreign currency translation	57	4	—	61

Balance December 31, 2012	$3,126	$3,661	$565	$7,352

Cumulative Impairments	$—	$376	$2	$378

At December 31, 2012, $122 million of goodwill is expected to be deductible for income tax purposes.

Nielsen Holdings N.V.

Notes to Consolidated Financial Statements (continued)

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—

Amortized intangibles:
Trade names and trademarks	$128	$113	$(46)	$(37)
Customer-related intangibles	2,882	2,823	(886)	(747)
Covenants-not-to-compete	36	32	(25)	(22)
Computer software	1,316	1,089	(804)	(648)
Patents and other	90	83	(57)	(46)

Total	$4,452	$4,140	$(1,818)	$(1,500)

The amortization expense for the years ended December 31, 2012, 2011 and 2010 was $320 million, $319 million and $319 million, respectively. These amounts include amortization expense associated with computer software of $156 million, $158 million and $164 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Certain of the trade names associated with Nielsen are deemed indefinite-lived intangible assets, as their associated Nielsen brand awareness and recognition has existed for over 50 years and the Company intends to continue to utilize these trade names. There are also no legal, regulatory, contractual, competitive, economic or other factors that may limit their estimated useful lives. Nielsen reconsiders the remaining estimated useful life of indefinite-lived intangible assets each reporting period.

The Company’s 2012, 2011 and 2010 annual assessments did not result in an impairment for any of its underlying reporting units or indefinite-lived intangible assets.

All other intangible assets are subject to amortization. Future amortization expense is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$330
2014	303
2015	269
2016	194
2017	165
Thereafter	1,373

Total	$2,634

Nielsen Holdings N.V.

Notes to Consolidated Financial Statements (continued)

Property, Plant and Equipment	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Property, Plant and Equipment

6. Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160

	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)

	$560	$609

Depreciation and amortization expense from continuing operations related to property, plant and equipment was $183 million, $171 million and $168 million for the years ended December 31, 2012, 2011 and 2010, respectively.

The above amounts include amortization expense on assets under capital leases and other financing obligations of $7 million in each of the years ended December 31, 2012, 2011 and 2010, respectively. The net book value of assets under capital leases and other financing obligations was $139 million and $144 million as of December 31, 2012 and 2011, respectively. Capital leases and other financing obligations are comprised primarily of buildings.

Fair Value Measurements	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Fair Value Measurements

7. Fair Value Measurements

Fair value is defined as the price that would be received from selling an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. When determining fair value, the Company considers the principal or most advantageous market in which the Company would transact, and also considers assumptions that market participants would use when pricing the asset or liability, such as inherent risk, transfer restrictions, and risk of non-performance.

There are three levels of inputs that may be used to measure fair value:

Level 1:	Quoted market prices available in active markets for identical assets or liabilities as of the reporting date.

Level 2:	Pricing inputs other than quoted prices in active markets included in Level 1, which are either directly or indirectly observable as of the reporting date.

Level 3:	Pricing inputs that are generally unobservable and may not be corroborated by market data.

Financial Assets and Liabilities Measured on a Recurring Basis

The Company’s financial assets and liabilities are measured and recorded at fair value, except for equity method investments, cost method investments, and long-term debt. Financial assets and liabilities are classified in their entirety based on the lowest level of input that is significant to the fair value measurements. The Company’s assessment of the significance of a particular input to the fair value measurements requires judgment, and may affect the valuation of the assets and liabilities being measured and their placement within the fair value hierarchy. The following table summarizes the valuation of the Company’s material financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

(IN MILLIONS)	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$13	$13	$—	$—
Plan assets for deferred compensation(2)	22	22	—	—
Investments in mutual funds(3)	2	2	—	—

Total	$37	$37	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$22	$—	$22	$—
Deferred compensation liabilities(5)	22	22	—	—

Total	$44	$22	$22	$—

(IN MILLIONS)	December 31, 2011	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$21	$21	$—	$—
Plan assets for deferred compensation(2)	20	20	—	—
Investments in mutual funds(3)	2	2	—	—

Total	$43	$43	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$24	$—	$24	$—
Deferred compensation liabilities(5)	20	20	—	—

Total	$44	$20	$24	$—

(1)	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.
(2)	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.
(3)	Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.
(4)	Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.
(5)	The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant’s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.

Derivative Financial Instruments

Nielsen uses interest rate swap derivative instruments principally to manage the risk that changes in interest rates will affect the cash flows of its underlying debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objective and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis. Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in accumulated other comprehensive income/(loss).

Nielsen manages exposure to possible defaults on derivative financial instruments by monitoring the concentration of risk that Nielsen has with any individual bank and through the use of minimum credit quality standards for all counterparties. Nielsen does not require collateral or other security in relation to derivative financial instruments. A derivative contract entered into between Nielsen or certain of its subsidiaries and a counterparty that was also a lender under Nielsen’s senior secured credit facilities at the time the derivative contract was entered into is guaranteed under the senior secured credit facilities by Nielsen and certain of its subsidiaries (see Note 10 “Long-term Debt and Other Financing Arrangements” for more information). Since it is Nielsen’s policy to only enter into derivative contracts with banks of internationally acknowledged standing, Nielsen considers the counterparty risk to be remote.

It is Nielsen’s policy to have an International Swaps and Derivatives Association (“ISDA”) Master Agreement established with every bank with which it has entered into any derivative contract. Under each of these ISDA Master Agreements, Nielsen agrees to settle only the net amount of the combined market values of all derivative contracts outstanding with any one counterparty should that counterparty default. Certain of the ISDA Master Agreements contain cross-default provisions where if the Company either defaults in payment obligations under its credit facility or if such obligations are accelerated by the lenders, then the Company could also be declared in default on its derivative obligations. At December 31, 2012, Nielsen had no material exposure to potential economic losses due to counterparty credit default risk or cross-default risk on its derivative financial instruments.

Interest Rate Risk

Nielsen is exposed to cash flow interest rate risk on the floating-rate U.S. Dollar and Euro Term Loans, and uses floating-to-fixed interest rate swaps to hedge this exposure. These interest rate swaps have various maturity dates through November 2016. For these derivatives, Nielsen reports the after-tax gain or loss from the effective portion of the hedge as a component of accumulated other comprehensive income/(loss) and reclassifies it into earnings in the same period or periods in which the hedged transaction affects earnings, and within the same income statement line item as the impact of the hedged transaction.

In November 2012, the Company entered into $500 million in aggregate notional amount of four-year interest rate swap agreements with starting dates in November 2012. These agreements fix the LIBOR related portion of interest rates of a corresponding amount of our variable-rate debt at a weighted average rate of 0.57%. The commencement date of these interest rate swaps coincided with the $500 million aggregate notional amount of interest rate swaps that matured in November 2012. These derivative instruments have been designated as interest rate cash flow hedges.

In November 2011, the Company entered into a $125 million notional amount and a €125 million notional amount of four-year interest rate swap agreements with starting dates in November 2011. These agreements fix the LIBOR and Euro LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at a rate of 0.84% and 1.30%, respectively. These derivative instruments have been designated as interest rate cash flow hedges.

In August 2011, the Company entered into $250 million in aggregate notional amount of four-year forward interest swap agreements with starting dates in September 2011. These agreements fix the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at an average rate of 0.84%. These derivative instruments have been designated as interest rate cash flow hedges.

In October and November 2010, the Company entered into an aggregate of $1 billion notional amount of three-year forward interest rate swap agreements with starting dates in November 2010. These agreements fix the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at an average rate of 0.72%. The commencement date of the interest rate swaps coincided with the $1 billion notional amount of interest rate swaps that matured in November 2010. Additionally, in November 2010 the Company entered into a $250 million notional amount three-year forward interest rate swap agreement with a starting date in November 2011, which fixes the LIBOR-related portion of interest rates of a corresponding amount of the Company’s variable-rate debt at a rate of 1.26%. These derivative instruments have been designated as interest rate cash flow hedges.

In March 2010, Nielsen entered into a three-year interest swap to fix the LIBOR-related portion of interest rates for $250 million of the Company’s variable-rate debt at 1.69%. This swap replaced the $500 million notional amount interest rate swap that matured in February 2010. This derivative instrument has been designated as an interest rate cash flow hedge.

Nielsen expects to recognize approximately $14 million of net pre-tax losses from accumulated other comprehensive loss to interest expense in the next 12 months associated with its interest-related derivative financial instruments.

As of December 31, 2012 the Company had the following outstanding interest rate swaps utilized in the management of its interest rate risk:

	Notional Amount	Maturity Date	Currency
Interest rate swaps designated as hedging instruments
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	March 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$1,000,000,000	November 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	November 2014	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	September 2015	US Dollar

	Notional Amount	Maturity Date	Currency
US Dollar term loan floating-to-fixed rate swaps	$125,000,000	November 2015	US Dollar
Euro term loan floating-to-fixed rate swaps	€125,000,000	November 2015	Euro
US Dollar term loan floating-to-fixed rate swaps	$500,000,000	November 2016	US Dollar

Foreign Currency Risk

Nielsen has managed its exposure to changes in foreign currency exchange rates attributable to certain of its long-term debt through the use of foreign currency swap derivative instruments. When the derivative financial instrument is deemed to be highly effective in offsetting variability in the hedged item, changes in its fair value are recorded in accumulated other comprehensive loss and recognized contemporaneously with the earnings effects of the hedged item.

See Note 10 – “Long-term Debt and Other Financing Arrangements” for more information on the long-term debt transactions referenced in this note.

Fair Values of Derivative Instruments in the Consolidated Balance Sheets

The fair values of the Company’s derivative instruments as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
(IN MILLIONS)	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities
Derivatives designated as hedging instruments
Interest rate swaps	$6	$16	$10	$14

Derivatives in Cash Flow Hedging Relationships

The pre-tax effect of derivative instruments in cash flow hedging relationships for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivatives (Effective Portion) December 31,			Location of (Loss)/Gain Reclassified from OCI into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion) December 31,			Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) December 31,
	2012	2011	2010		2012	2011	2010	2012	2011	2010
Interest rate swaps	$23	$38	$12	Interest expense	$25	$21	$14	$—	$19	$50

Derivatives Not Designated as Hedging Instruments

The pre-tax effect of derivative instruments not designated as hedges for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Statement of Operations on Derivatives	Amount of Loss Recognized in Statement of Operations on Derivatives For the Years Ended December 31,
		2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$—	$1	$18
Foreign currency forward contracts	Loss on derivative instruments	—	—	9

Total		$—	$1	$27

Assets and Liabilities Measured at Fair Value on a Nonrecurring Basis

The Company is required, on a nonrecurring basis, to adjust the carrying value or provide valuation allowances for certain assets using fair value measurements. The Company’s equity method investments, cost method investments, and non-financial assets, such as goodwill, intangible assets, and property, plant and equipment, are measured at fair value when there is an indicator of impairment and recorded at fair value only when an impairment charge is recognized.

The Company did not measure any material non-financial assets or liabilities at fair value during the years ended December 31, 2012 or 2011.

Restructuring Activities	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Restructuring Activities

8. Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75

Charges	(9)	70	61
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	(1)	2
Effect of foreign currency translation	(1)	(2)	(3)

Balance at December 31, 2010	2	63	65

Charges	—	84	84
Payments	(2)	(80)	(82)

Balance at December 31, 2011	—	67	67

Charges	—	84	84
Non-cash charges and other adjustments	—	(5)	(5)
Payments	—	(82)	(82)

Balance at December 31, 2012	$—	$64	$64

Of the $64 million in remaining liabilities for restructuring actions, $53 million is expected to be paid within one year and is classified as a current liability within the consolidated financial statements as of December 31, 2012.

Productivity Initiatives and Legacy Programs

In December 2009, Nielsen commenced certain specific restructuring actions attributable to defined cost reduction programs directed towards achieving increased productivity in future periods primarily through targeted employee terminations.

The Company recorded $84 million in restructuring charges associated with these initiatives during the year ended December 31, 2012. Of these amounts, $5 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

The Company recorded $84 million in restructuring charges associated with these initiatives during the year ended December 31, 2011. The charges primarily related to severance costs associated with employee terminations.

The Company recorded $70 million in restructuring charges associated with these initiatives during the year ended December 31, 2010. Of these amounts, $11 million related to property lease termination charges with the remainder relating to severance costs associated with employee terminations.

Transformation Initiative

The Transformation Initiative has been completed in all respects as of December 31, 2011.

Nielsen recorded net credits of $9 million for the year ended December 31, 2010 associated with adjustments to previously established liabilities for employee severance and other benefits.

Pensions and Other Post-Retirement Benefits	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Pensions and Other Post-Retirement Benefits

9. Pensions and Other Post-Retirement Benefits

Nielsen sponsors both funded and unfunded defined benefit pension plans (the “Pension Plans”) for some of its employees in the Netherlands, the United States and other international locations.

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$551	$1,441
Service cost	3	—	14	17
Interest cost	28	13	25	66
Plan participants’ contributions	—	—	2	2
Actuarial losses	112	8	84	204
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Amendments	—	—	(2)	(2)
Curtailments	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Acquisition	—	—	2	2
Effect of foreign currency translation	13	—	19	32

Benefit obligation at end of period	727	295	664	1,686

Change in plan assets
Fair value of plan assets at beginning of period	639	221	412	1,272
Actual return on plan assets	79	29	39	147
Employer contributions	7	8	49	64
Plan participants’ contributions	—	—	2	2
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Insurance	4	—	—	4
Effect of foreign currency translation	13	—	14	27

Fair value of plan assets at end of period	707	248	486	1,441

Funded status	$(20)	$(47)	$(178)	$(245)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$9	$9
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)	(185)	(252)

Net amount recognized	$(20)	$(47)	$(178)	$(245)

Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$75	$137
Amortization of net loss	(3)	(4)	(4)	(11)

Total recognized in other comprehensive income/(loss)	$62	$(7)	$71	$126

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$150	$389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$517	$1,378
Service cost	4	—	13	17
Interest cost	31	15	26	72
Plan participants’ contributions	1	—	2	3
Actuarial losses	29	12	27	68
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Curtailments	—	—	(2)	(2)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(15)	—	(5)	(20)

Benefit obligation at end of period	606	284	551	1,441

Change in plan assets
Fair value of plan assets at beginning of period	663	204	396	1,263
Actual return on plan assets	22	8	15	45
Employer contributions	5	19	29	53
Plan participants’ contributions	1	—	2	3
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(14)	—	(3)	(17)

Fair value of plan assets at end of period	639	221	412	1,272

Funded status	$33	$(63)	$(139)	$(169)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$8	$44
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)	(145)	(211)

Net amount recognized	$33	$(63)	$(139)	$(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$38	$99
Amortization and impact of curtailments/settlements	—	(3)	(1)	(4)

Total recognized in other comprehensive income/(loss)	$39	$19	$37	$95

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$79	$263

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation.	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$528	$1,550
Accumulated benefit obligation	724	295	479	1,498
Fair value of plan assets	707	248	347	1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$625	$1,647
Accumulated benefit obligation	724	295	563	1,582
Fair value of plan assets	707	248	439	1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States	Other	Total
Year ended December 31, 2012
Service cost	$3	$—	$14	$17
Interest cost	28	13	25	66
Expected return on plan assets	(34)	(18)	(29)	(81)
Amortization of net loss	3	4	4	11

Net periodic pension cost	$—	$(1)	$14	$13

Year ended December 31, 2011
Service cost	$4	$—	$13	$17
Interest cost	31	15	26	72
Expected return on plan assets	(37)	(18)	(28)	(83)
Amortization of net loss	—	2	1	3
Curtailment gain	—	—	(1)	(1)

Net periodic pension cost	$(2)	$(1)	$11	$8

Year ended December 31, 2010
Service cost	$4	$—	$10	$14
Interest cost	29	15	25	69
Expected return on plan assets	(37)	(18)	(26)	(81)
Amortization of net gain	(1)	—	—	(1)
Curtailment gain	—	—	(2)	(2)

Net periodic pension cost	$(5)	$(3)	$7	$(1)

The curtailment gains of $1 million and $2 million in 2011 and 2010, respectively, resulted from employee terminations primarily in Europe.

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

The assumptions for the expected return on plan assets for the Pension Plans were based on a review of the historical returns of the asset classes in which the assets of the Pension Plans are invested and long-term economic forecast for the type of investments held by the plans. The historical returns on these asset classes were weighted based on the expected long-term allocation of the assets of the Pension Plans.

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9

Total	100%	100%	100%	100%

At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9

Total	100%	100%	100%	100%

No Nielsen shares are held by the pension plans.

Nielsen’s primary objective with regard to the investment of the Pension Plans’ assets is to ensure that in each individual plan, sufficient funds are available to satisfy future benefit obligations. For this purpose, asset and liability management studies are made periodically at each pension fund. For each of the Pension Plans, an appropriate mix is determined on the basis of the outcome of these studies, taking into account the national rules and regulations. The overall target asset allocation among all plans for 2012 was 40% equity securities and 56% long-term interest-earning investments (debt or fixed income securities), and 4% other securities.

Equity securities primarily include investments in U.S. and non U.S. companies. Fixed income securities include corporate bonds of companies from diversified industries and mortgage-backed securities. Other types of investments are primarily insurance contracts.

Assets at fair value (See Note 7 – “Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012				December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and equivalents	$2	$1	$—	$3	$10	$1	$—	$11
Equity securities – U.S.	31	137	—	168	27	119	—	146
Equity securities – non-U.S.	35	326	—	361	33	281	—	314
Real estate	—	—	32	32	—	—	32	32
Corporate bonds	110	433	—	543	103	393	—	496
Debt issued by national, state or local government	41	195	—	236	53	142	—	195
Other	3	18	77	98	3	15	60	78

Total Assets at Fair Value	$222	$1,110	$109	$1,441	$229	$951	$92	$1,272

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate	Other	Total
Balance, end of year December 31, 2010	$32	$53	$85
Actual return on plan assets:
Unrealized gains	1	9	10
Effect of foreign currency translation	(1)	(2)	(3)

Balance, end of year December 31, 2011	$32	$60	$92

Actual return on plan assets:
Unrealized gains	—	16	16
Effect of foreign currency translation	—	1	1

Balance, end of year December 31, 2012	$32	$77	$109

Contributions to the Pension Plans in 2013 are expected to be approximately $7 million for the Dutch plans and $40 million for other plans. No contribution is expected to be made to the U.S. pension plan.

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other	Total
For the years ending December 31,
2013	$35	$10	$21	$66
2014	36	10	22	68
2015	37	11	24	72
2016	37	11	25	73
2017	38	12	27	77
2018-2022	192	68	152	412

Defined Contribution Plans

Nielsen also offers defined contribution plans to certain participants, primarily in the United States. Nielsen’s expense related to these plans was $37 million, $37 million and $35 million for the years ended December 31, 2012, 2011 and 2010, respectively. In the United States, Nielsen contributes cash to each employee’s account in an amount up to 3% of compensation (subject to IRS limitations). No contributions are made in shares of the Company’s common stock. Effective October 7, 2011, participants were allowed to invest in The Nielsen Company Stock Fund, which is an investment fund that exclusively invests in the Company’s common stock.

Long-term Debt and Other Financing Arrangements	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Long-term Debt and Other Financing Arrangements

10. Long-term Debt and Other Financing Arrangements

Unless otherwise stated, interest rates are as of December 31, 2012.

(IN MILLIONS)	December 31, 2012			December 31, 2011
	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—

Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
$288 million 6.25% mandatory convertible subordinated bonds due 2013		288	325		288	346

Total debenture loans (with weighted average interest rate)	7.70%	2,381	2,562	9.72%	1,987	2,198
Other loans		1	1		4	4

Total long-term debt	5.02%	6,472	6,659	5.80%	6,647	6,821
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1

Total debt and other financing arrangements		6,584			6,763

Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		355			144

Non-current portion of long-term debt and capital lease and other financing obligations		$6,229			$6,619

The fair value of the Company’s long-term debt instruments was based on the yield on public debt where available or current borrowing rates available for financings with similar terms and maturities and such fair value measurements are considered Level 1 or Level 2 in nature, respectively.

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$6,091	$6,012
Euro	381	635

	$6,472	$6,647

Annual maturities of Nielsen’s long-term debt are as follows:

(IN MILLIONS)
2013	$629
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884

$6,472

Common Stock and Mandatory Convertible Bond Offerings and Related Transactions

On January 31, 2011, Nielsen completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share, generating proceeds of approximately $1,801 million, net of $88 million of underwriter discounts.

Concurrent with its offering of common stock, the Company issued $288 million in aggregate principal amount of 6.25% Mandatory Convertible Subordinated Bonds due February 1, 2013 (“the Bonds”), generating proceeds of approximately $277 million, net of $11 million of underwriter discounts. Interest on the Bonds is payable quarterly in arrears in February, May, August and November of each year, and commenced in May 2011. The Bonds provided for mandatory conversion into between 10,416,700 and 12,499,925 shares of Nielsen’s common stock on February 1, 2013 at a conversion rate per $50.00 principal amount of the bonds of not more than 2.1739 shares and not less than 1.8116 shares depending on the market value of its common stock (the average of the volume weighted-average price of its common stock for a 20 consecutive trading day period beginning on the 25th trading day immediately preceding February 1, 2013) relative to the initial price and the threshold appreciation price per share of $23.00 and $27.60, respectively. On February 1, 2013, the Bonds were converted into 10,416,700 shares of Nielsen’s common stock at per share price of $27.60.

The Company utilized substantially all of the combined net proceeds of approximately $2,078 million associated with the aforementioned transactions to settle the Advisory Agreements with the Sponsors (See Note 14 – “Investments in Affiliates and Related Party Transactions” for further information) and redeem and retire certain issuances of the Company’s long-term indebtedness as follows:

•

In February 2011, the Company paid approximately $201 million to redeem $164 million of its outstanding $467 million ($500 million aggregate principal amount) 11.50% Senior Discount Notes Due 2016 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•

In February 2011, the Company paid approximately $129 million to redeem $107 million of its outstanding $307 million ($330 million aggregate principal amount) 11.625% Senior Discount Notes Due 2014 with a redemption cost of the stated rate applied to the principal amount being redeemed plus a proportionate amount of accrued interest to the principal amount.

•

In February 2011, the Company paid approximately $1,133 million to redeem all of its outstanding $999 million ($1,070 million aggregate principal amount) 12.50% Senior Subordinated Discount Notes Due 2016 at a price of 105.89% of the aggregate principal amount.

•	In February and March 2011, the Company paid approximately $495 million to redeem all of its 11.125% Senior Discount Debenture Notes due 2016 at a price of 104.87% of the aggregate principal amount.

The Company recorded a total debt extinguishment charge of approximately $231 million in other expense, net in the consolidated statement of operations associated with these redemptions.

As of December 31, 2011, Luxco owned 270,746,445 shares (or approximately 75%) of the Company’s common stock. On March 26, 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of Nielsen’s common stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of our outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Company’s common stock at a price of $32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of the Company’s common stock.

Senior Secured Credit Facilities

Term Loan Facilities

In August 2006, certain of Nielsen’s subsidiaries entered into the Senior Secured Credit Agreement that was amended and restated in June 2009. The Senior Secured Credit Agreement provides for term loan facilities as shown in the table above.

The Company is required to repay installments on the borrowings under the senior secured term loan facilities due 2016 in quarterly principal amounts of 0.25% of their original principal amount, with the remaining amount payable upon maturity.

Borrowings under the senior secured term loan facilities bear interest at a rate as determined by the type of borrowing, equal to either (a) a “base rate” determined by reference to the higher of (1) the federal funds rate plus 0.5% or (2) the prime rate or (b) a LIBOR rate for the currency of such borrowings, plus, in each case, an applicable margin. The applicable margins for the senior secured term loans that mature in 2013 vary depending on the Company’s secured leverage ratio, from 2.00% to 2.25% in the case of LIBOR loans and from 1.00% to 1.25% in the case of base rate loans. The applicable margins for two of the senior secured term loans that mature in 2016 are set at a fixed rate of 3.75% in the case of LIBOR loans and 2.75% in the case of base rate loans, and the margin for the remaining 2016 term loans vary depending upon the Company’s total leverage and credit rating, from 3.25% to 3.75% in the case of LIBOR loans and from 2.25% to 2.75% in the case of base rate loans.

In February 2012, the Senior Secured Credit Agreement was amended and restated to provide for a new five-year amortizing term loan facility in an aggregate principal amount of $1,222 million, the proceeds from which were used to repay a corresponding amount of the existing senior secured term loans due 2013. Borrowings under this new term loan facility bear interest at a rate as determined by the type of borrowing, equal to either the “base rate” or LIBOR rate, plus, in each case, an applicable margin. The applicable margin on base rate loans under this new term loan facility ranges from 0.75% to 1.50% based on a total leverage ratio. The applicable margin on LIBOR loans under this new term loan facility ranges from 1.75% to 2.50% based on the total leverage ratio. Loans under this new term loan facility mature in full in February 2017, but the maturity date shall be January 2016 if at such time there is more than $750 million in the aggregate of existing other term loans under the Senior Secured Credit Agreement with a maturity of May 2016. The loans under this new term loan facility are required to be repaid in an amount equal to 5% of the original principal amount in the first year after the closing date, 5% in the second year, 10% in the third year, 10% in the fourth year and 70% in the fifth year (with payments in each year being made in equal quarterly installments other than the fifth year, in which payments shall be equal to 3.33% of the original principal amount of loans in each of the first three quarters and the remaining principal balance due in February 2017 (unless repayment is required in January 2016 as indicated above)). Loans under this new term loan facility are secured on a pari passu basis with the Company’s existing obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

The Senior Secured Credit Agreement contains a number of covenants that, among other things, restrict, subject to certain exceptions, the ability of Nielsen Holding and Finance B.V. and its restricted subsidiaries (which together constitute most of its subsidiaries) to incur additional indebtedness or guarantees, incur liens and engage in sale and leaseback transactions, make certain loans and investments, declare dividends, make payments or redeem or repurchase capital stock, engage in certain mergers, acquisitions and other business combinations, prepay, redeem or purchase certain indebtedness, amend or otherwise alter terms of certain indebtedness, sell certain assets, transact with affiliates, enter into agreements limiting subsidiary distributions and alter the business they conduct. These entities are restricted, subject to certain exceptions, in their ability to transfer their net assets to Nielsen Holdings N.V. Such restricted net assets amounted to approximately $5.2 billion at December 31, 2012. In addition, these entities are required to maintain a maximum total leverage ratio and a minimum interest coverage ratio. Neither Nielsen Holdings nor TNC B.V. is currently bound by any financial or negative covenants contained in the credit agreement. The Senior Secured Credit Agreement also contain certain customary affirmative covenants and events of default.

Obligations under the Senior Secured Credit Agreement are guaranteed by TNC B.V., substantially all of the wholly owned U.S. subsidiaries of TNC B.V. and certain of the non-U.S. wholly-owned subsidiaries of TNC B.V., and are secured by substantially all of the existing and future property and assets of the U.S. subsidiaries of TNC B.V. and by a pledge of substantially all of the capital stock of the guarantors, the capital stock of substantially all of the U.S. subsidiaries of TNC B.V., and up to 65% of the capital stock of certain of the non-U.S. subsidiaries of TNC B.V. Under a separate security agreement, substantially all of the assets of TNC B.V. are pledged as collateral for amounts outstanding under the senior secured credit facilities.

Subsequent Event

In February 2013, the Company received the requisite lender consents to amend its Senior Secured Credit Agreement to allow for the replacement of its existing class A, B and C term loans with a new class of term loans. The amendment is expected to close during the first quarter of 2013, subject to customary closing conditions, and will be documented in an Amended and Restated Credit Agreement.

Revolving Credit Facility

The Senior Secured Credit Agreement also contains a senior secured revolving credit facility under which Nielsen Finance LLC, TNC (US) Holdings, Inc., and Nielsen Holding and Finance B.V. can borrow revolving loans. The revolving credit facility can also be used for letters of credit, guarantees and swingline loans. In March 2011, the Company amended the Senior Secured Credit Agreement to provide for the termination of the existing revolving credit commitments totaling $688 million, which had a final maturity date of August 2012, and their replacement with new revolving credit commitments totaling $635 million with a final maturity date of April 2016.

Revolving loans made pursuant to the new revolving credit commitments may be drawn in U.S. Dollars or Euros (at the election of the borrowers) and bear a tiered floating interest rate depending on a total leverage ratio, from 2.25% to 3.50% in the case of LIBOR borrowings and from 1.25% to 2.50% in the case of base rate borrowings. A commitment fee is payable on the unused portion of the new revolving credit commitments ranging from 0.375% to 0.75% also depending on the total leverage ratio.

The senior secured revolving credit facility is provided under the Senior Secured Credit Agreement and so contains covenants and restrictions as noted above with respect to the Senior Secured Credit Agreement under the “Term loan facilities” section above. Obligations under the revolving credit facility are guaranteed by the same entities that guarantee obligations under the Senior Secured Credit Agreement and Senior Secured Loan Agreement.

As of December 31, 2012 and 2011, the Company had no borrowings outstanding, but had outstanding letters of credit of $13 million and $19 million, respectively. As of December 31, 2012, the Company had $622 million available for borrowing under the revolving credit facility.

Debenture Loans

The indentures governing the Senior Notes limit the majority of Nielsen’s subsidiaries’ ability to incur additional indebtedness, pay dividends or make other distributions or repurchase its capital stock, make certain investments, enter into certain types of transactions with affiliates, use assets as security in other transactions and sell certain assets or merge with or into other companies subject to certain exceptions. Upon a change in control, Nielsen is required to make an offer to redeem all of the Senior Notes at a redemption price equal to the 101% of the aggregate accreted principal amount plus accrued and unpaid interest. The Senior Notes are jointly and severally guaranteed by TNC B.V., substantially all of the wholly owned U.S. subsidiaries of TNC B.V., and certain of the non-U.S. wholly-owned subsidiaries of TNC B.V.

In October 2012, the Company issued $800 million aggregate principal amount of 4.50% Senior Notes due 2020 which mature on October 1, 2020 at an issue price of $800, with cash proceeds of approximately $788 million, net of fees and expenses. Concurrent with this issuance, the Company redeemed and subsequently retired all of its 11.50% Senior Notes due 2016 and prepaid its 8.50% Senior Secured Term Loan due 2017. In connection with these transactions, the Company recorded a charge of $115 million in Other expense, net in the consolidated statements of operations.

In October and November 2010, the Company issued a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 at an issue price of $1,085 million with cash proceeds of approximately $1,065 million, net of fees and expenses.

In August 2006, Nielsen issued $650 million 10% and €150 million 9% senior notes due 2014. On April 16, 2008, Nielsen issued $220 million aggregate principal amount of additional 10% Senior Notes due 2014. In November and December 2010 the Company redeemed all $870 million aggregate principal amount of its 10% Senior Notes due 2014 at a price of 105% of the amount redeemed as well as all €150 million aggregate principal amount of its 9% Senior Notes due 2014 at a price of 104.5% of the amount redeemed. The redemption and subsequent retirement of these collective notes resulted in a loss of $90 million associated with the redemption option premium and recognition of previously deferred debt issuance costs recorded as a component of Other expense, net in the consolidated statement of operations in the fourth quarter of 2010. These redemptions were consummated using the proceeds from the issuance of a combined $1,080 million in aggregate principal amount of 7.75% Senior Notes due 2018 discussed above.

In January 2009, Nielsen issued $330 million in aggregate principal amount of 11.625 % Senior Notes due 2014 at an issue price of $297 million with cash proceeds of approximately $290 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In April 2009, Nielsen issued $500 million in aggregate principal amount of 11.50% Senior Notes due 2016 at an issue price of $461 million with cash proceeds of approximately $452 million, net of fees and expenses. These Senior Notes were partially redeemed during 2011 as described above.

In August 2006, Nielsen also issued $1,070 million 12.50% senior subordinated discount notes due 2016 (“Senior Subordinated Discount Notes”). The Senior Subordinated Discount Notes were entirely redeemed during 2011 as described above.

In August 2006, Nielsen issued €343 million 11.125% senior discount notes due 2016 (“Senior Discount Notes”). The Senior Discount Notes were entirely redeemed during 2011 as described above.

Nielsen has a Euro Medium Term Note (“EMTN”) program in place under which no further debenture loans and private placements can be issued. All debenture loans and most private placements are quoted on the Luxembourg Stock Exchange. As of December 31, 2012, all EMTN loans have matured and been repaid.

In December 2011, Nielsen’s JPY 4,000 million 2.50% EMTN matured and was repaid and in May 2010, Nielsen’s €50 million variable rate EMTN matured and was repaid.

In February 2012, Nielsen’s €30 million 6.75% EMTN matured and was repaid and in April 2012, Nielsen’s €50 million variable rate EMTN matured and was repaid.

Other Transactions

In December 2012, the Company signed a definitive agreement to acquire Arbitron Inc. (NYSE: ARB), an international media and marketing research firm, for $48 per share in cash (the “Transaction”). In addition, the Company entered into a commitment for an unsecured note or unsecured loan of up to $1,300 million (the “Commitment Letter”) to fund the closing of the Transaction. The Transaction has been approved by the board of directors of both companies and is subject to customary closing conditions, including regulatory review. As of December 31, 2012, there were no borrowings outstanding under the Commitment Letter.

Effective July 1, 2010, the Company designated its Euro denominated variable rate senior secured term loans due 2013 and 2016 as non-derivative hedges of its net investment in a European subsidiary. Beginning on July 1, 2010, gains or losses attributable to fluctuations in the Euro as compared to the U.S. Dollar associated with this debenture were recorded to the cumulative translation adjustment within stockholders’ equity, net of income tax. The Company recorded losses of $43 million (net of tax of $17 million) to the cumulative translation adjustment during the second half of 2010 associated with changes in foreign currency exchange rates attributable to these loans and therefore no gains or losses were recorded within the Company’s net income during that period. The Company’s net income reflected foreign currency exchange gains of $96 million for the year ended December 31, 2010 and losses of $21 million for the year ended December 31, 2009 associated with these loans.

Deferred Financing Costs

The costs related to the issuance of debt are capitalized and amortized to interest expense using the effective interest method over the life of the related debt. Deferred financing costs were $60 million and $73 million at December 31, 2012 and 2011, respectively.

Related Party Lenders

A portion of the borrowings under the senior secured credit facility, as well as certain of the Company’s senior debenture loans, have been purchased by certain of the Sponsors in market transactions not involving the Company. Amounts held by the Sponsors were $412 million and $600 million as of December 31, 2012 and 2011, respectively. Interest expense associated with amounts held by the Sponsors approximated $20 million, $26 million and $29 million during the years ended December 31, 2012, 2011 and 2010, respectively.

Capital Lease and Other Obligations

Nielsen finances certain computer equipment, software, buildings and automobiles under capital leases and related transactions. These arrangements do not include terms of renewal, purchase options, or escalation clauses.

Assets under capital lease are recorded within property, plant and equipment. See Note 6 – “Property, Plant and Equipment.”

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91

Total	167
Less: amount representing interest	60

Present value of minimum lease payments	$107

Current portion	$10
Total non-current portion	97

Present value of minimum lease payments	$107

Capital leases and other financing transactions have effective interest rates ranging from 8% to 10%. Interest expense recorded related to capital leases and other financing transactions during the years ended December 31, 2012, 2011 and 2010 was $9 million, $10 million and $11 million, respectively. Nielsen recognizes rental income from non-cancelable subleases. Rental income will commence in 2013 for which the total aggregate future proceeds to be received under the non-cancelable subleases are $5 million.

Stockholders' Equity	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Stockholders' Equity

11. Stockholders’ Equity

Common stock activity is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
(Actual number of shares of common stock outstanding)
Beginning of year	359,647,605	276,059,333	276,156,839
Shares of common stock issued through initial public offering	—	82,142,858	—
Shares of common stock issued through business combinations	246,627	535,353	—
Shares of common stock issued through compensation plans	2,625,651	966,580	368,259
Repurchases of common stock	—	(56,519)	(465,765)

End of year	362,519,883	359,647,605	276,059,333

Shares of common stock repurchased described above are privately negotiated transactions. Cumulative shares of treasury stock were 213,127 and 459,754 as of December 31, 2012 and 2011, respectively, with a corresponding value of $4 million and $8 million, respectively.

On August 30, 2010, the Company effectuated a reverse stock split by which each one and six tenths (1.6) issued and outstanding share of common stock, par value €0.04 per share, was converted into one (1.0) share of common stock, par value €0.07 per share. All applicable share and per share amounts have been restated to show the effect of the reverse stock split for all periods presented.

No dividends were declared or paid on the Company’s common stock in 2012 and 2011, respectively. In September 2010, the Company declared a special dividend of approximately €6 million ($7 million) in the aggregate, or €0.02 per share, to its existing stockholders, $5 million of which was in the form of a non-cash settlement of loans the Company had previously extended to Luxco. See Note 14 – “Investments in Affiliates and Related Party Transactions” for additional information regarding these loans.

On January 31, 2013, the Company’s board of directors adopted a cash dividend policy with the present intent to pay quarterly cash dividends on its outstanding common stock. The board also declared the first quarterly cash dividend of $0.16 per share, to be paid on March 20, 2013 to holders of record of the Company’s common stock on March 6, 2013. The dividend policy and the payment of future cash dividends are subject to the discretion of the Company’s board of directors.

Stock-Based Compensation	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Stock-Based Compensation

12. Stock-Based Compensation

In connection with the Valcon Acquisition, Nielsen implemented an equity-based, management compensation plan (“Equity Participation Plan” or “EPP”) to align compensation for certain key executives with the performance of the Company. Under this plan, certain of the Company’s executives may be granted stock options, stock appreciation rights, restricted stock and dividend equivalent rights in the shares of the Company or purchase its shares. In connection with the completion of Nielsen’s initial public offering of common stock on January 31, 2011 the Company implemented the Nielsen Holdings 2010 Stock Incentive Plan (the “Stock Incentive Plan”) and suspended further grants under the EPP. The Stock Incentive Plan is the source of new equity-based awards permitting the Company to grant to its key employees, directors and other service providers the following types of awards: incentive stock options, non-qualified stock options, stock appreciation rights, restricted stock, restricted stock units and other awards valued in whole or in part by reference to shares of Nielsen’s common stock and performance-based awards denominated in shares or cash. There were no awards granted under the Stock Incentive Plan during the year ended December 31, 2010.

Under the Stock Incentive Plan, Nielsen granted 4,133,381 and 4,307,002 time-based stock options to purchase shares during the years ended December 31, 2012 and 2011, respectively. Under the Equity Participation Plan, Nielsen granted 919,052 time-based and 175,301 performance-based stock options to purchase shares during the year ended December 31, 2010. As of December 31, 2012, the total number of shares authorized for award of options or other equity-based awards was 34,795,000 under the Stock Incentive Plan. The 2012 and 2011 time-based awards become exercisable over a four-year vesting period at a rate of 25% per year on the anniversary day of the award, and are tied to the executives’ continuing employment. The majority of the 2010 time-based awards become exercisable ratably on the first three anniversaries of the grant date of the award, contingent on continuing employment on each vesting date. In addition, time-based awards granted in 2010 become exercisable over a four-year vesting period tied to the executives’ continuing employment as follows: 75% vested on December 31, 2012 and 25% will vest on December 31, 2013. The 2009, 2008 and 2007 time-based awards became exercisable over a four-year, four-year and five-year vesting period, respectively, and were fully vested as of December 31, 2012. The 2010, 2009 and 2008 performance options are tied to the executives’ continued employment and become vested and exercisable based on the achievement of certain annual EBITDA targets over a four-year vesting period. The 2007 and 2006 performance options are tied to the executives’ targets over a five-year vesting period. If the annual EBITDA targets are achieved on a cumulative basis for any current year and prior years, the options become vested as to a pro-rata portion for any prior year installments which were not vested because of failure to achieve the applicable annual EBITDA target. Both option tranches expire ten years from date of grant. Upon a change in control, any then-unvested time options will fully vest and any then-unvested performance options can vest, subject to certain conditions.

For the years ended December 31, 2012, 2011 and 2010, the fair values of the time-based and performance-based awards were estimated using the Black-Scholes option pricing model. Expected volatility has been based on a combination of the estimates of implied volatility of the Company’s peer-group and the Company’s historical volatility adjusted for leverage. For grants subsequent to the Company’s initial public offering, implied volatility based on trading Nielsen call options is also considered in the calculation of expected volatility because it is considered representative of future stock price trends.

The following assumptions were used during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Expected life (years)	3.50 - 6.00	3.50 - 6.00	2.85 - 4.17
Risk-free interest rate	0.38 - 0.83%	1.18 - 2.23%	1.28 - 2.12%
Expected dividend yield	0%	0%	0%
Expected volatility	28.00 - 30.30%	31.70 - 42.00%	58.00 - 63.00%
Weighted average volatility	28.56%	33.42%	60.05%

The Company recorded stock-based compensation expense of $34 million, $27 million and $18 million for the years ended December 31, 2012, 2011 and 2010, respectively. The tax benefit related to the stock compensation expense was $13 million, $11 million and $8 million, for the respective periods.

Nielsen’s stock option plan activity is summarized below:

	Number of Options (Time Based and Performance Based)	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value in Millions
Stock Option Plan activity
Outstanding at December 31, 2009	16,354,797	$17.52	7.40	$29

Granted	1,094,353	18.76
Forfeited	(703,387)	(20.46)
Exercised	(625,554)	(13.42)

Outstanding at December 31, 2010	16,120,209	17.63	6.51	$77

Granted	4,307,002	30.00
Forfeited	(684,306)	(20.96)
Exercised	(1,160,878)	(13.20)

Outstanding at December 31, 2011	18,582,027	$20.65	5.77	$175

Granted	4,133,381	28.00
Forfeited	(655,034)	(24.30)
Exercised	(2,372,536)	(14.64)

Outstanding at December 31, 2012	19,687,838	$22.80	5.16	$156

Exercisable at December 31, 2012	9,986,984	$19.63	4.61	$112

Time-based and performance-based options granted during 2010 have exercise prices of $18.41 per share and $36.80 per share, respectively. There were no performance-based awards granted in 2012 and 2011.

As of December 31, 2012, 2011 and 2010, the weighted-average grant date fair value of the options granted was $7.25, $9.39 and $8.05, respectively, and the aggregate fair value of options vested was $21 million, $12 million and $12 million, respectively.

At December 31, 2012, there is approximately $36 million of unearned stock-based compensation related to stock options which the Company expects to record as stock-based compensation expense over the next four years. The compensation expense related to the time-based awards is amortized over the term of the award using the graded vesting method.

The intrinsic value of the options exercised during the years ended December 31, 2012, 2011 and 2010 was $34 million, $18 million and $4 million, respectively. For the year ended December 31, 2012, cash proceeds from the exercise of options was $32 million.

As of December 31, 2012, affiliates of Centerview Partners, a stockholder of Luxco, collectively holds 312,500 performance-based options and 218,750 time-based options to purchase shares in the Company. Cumulative expense related to these outstanding options amounted to approximately $5 million through December 31, 2012.

During the years ended December 31, 2012 and 2011, 687,300 and 248,450, respectively, of restricted stock units (RSUs) ultimately payable in shares of common stock were granted under the Stock Incentive Plan. The awards vest at a rate of 25% per year over four years on the anniversary of the award. There were 80,981 RSUs that vested during the year ended December 31, 2012. In 2010, 6,250 RSUs ultimately payable in shares of common stock were granted. The 2010 awards fully vested on November 1, 2011. The estimated weighted average grant date fair value of these units in 2012, 2011 and 2010 were $27.99, $30.05 and $19.20, respectively.

As of December 31, 2012, approximately $16 million of unearned stock-based compensation related to unvested RSUs (net of estimated forfeitures) is expected to be recognized over a weighted average period of 3.4 years.

Income Taxes	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Income Taxes

13. Income Taxes

The components of income from continuing operations before income taxes and equity in net income of affiliates, were:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Dutch	$20	$12	$147
Non-Dutch	398	94	(43)

Income from continuing operations before income taxes and equity in net income of affiliates	$418	$106	$104

The above amounts for Dutch and non-Dutch activities were determined based on the location of the taxing authorities.

The provision/(benefit) for income taxes attributable to the income/(loss) from continuing operations before income taxes and equity in net income of affiliates consisted of:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Current:
Dutch	$(20)	$3	$11
Non-Dutch	117	144	117

	97	147	128

Deferred:
Dutch	25	(13)	(1)
Non-Dutch	22	(111)	(173)

	47	(124)	(174)

Total	$144	$23	$(46)

The Company’s provision/(benefit) for income taxes for the years ended December 31, 2012, 2011 and 2010 was different from the amount computed by applying the statutory Dutch federal income tax rates to the underlying income from continuing operations before income taxes and equity in net income of affiliates as a result of the following:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Income from continuing operations before income taxes and equity in net income of affiliates	$418	$106	$104

Dutch statutory tax rate	25.0%	25.0%	25.5%

Provision/(benefit) for income taxes at the Dutch statutory rate	$105	$27	$27
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	15	(3)	(35)
U.S. state and local taxation	6	(4)	(24)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	48	22	2
Changes in valuation allowances	(15)	(25)	(25)
Effect of change in deferred tax rates	(40)	—	—
Other, net	5	5	7

Total (benefit)/provision for income taxes	$144	$23	$(46)

Effective tax rate	34.4%	21.7%	(44.2%)

(IN MILLIONS)	December 31, 2012	December 31, 2011
Deferred tax assets (on balance):
Net operating loss carryforwards	$348	$415
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues / costs	29	30
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	37

	1,270	1,273
Valuation allowances	(248)	(193)

Deferred tax assets, net of valuation allowances	1,022	1,080

Deferred tax liabilities (on balance):
Intangible assets	(1,661)	(1,723)
Fixed asset depreciation	(21)	(4)
Financial instruments	(50)	(53)
Deferred revenues / costs	—	—
Computer software	(69)	(43)

	(1,801)	(1,823)

Net deferred tax liability	$(779)	$(743)

Recognized as:
Deferred income taxes, current	$57	$55
Deferred income taxes, non-current	(836)	(798)

Total	$(779)	$(743)

At December 31, 2012 and 2011 the Company had net operating loss carryforwards of approximately $1,260 million and $1,262 million, respectively, which begin to expire in 2013. In addition, the Company had tax credit carryforwards of approximately $113 million and $96 million at December 31, 2012 and 2011, respectively, which will begin to expire in 2014.

In certain jurisdictions, the Company has operating losses and other tax attributes that, due to the uncertainty of achieving sufficient profits to utilize these operating loss carryforwards and tax credit carryforwards, the Company currently believes it is more likely than not that a portion of these losses will not be realized. Therefore, the Company has a valuation allowance of approximately $205 million and $169 million at December 31, 2012 and 2011, related to these net operating loss carryforwards and tax credit carryforwards. In addition, the Company has valuation allowances of $43 million and $24 million at December 31, 2012 and 2011, respectively, on deferred tax assets related to other temporary differences, which the Company currently believes will not be realized.

As a consequence of the significant restructuring of the ownership of the Nielsen non-U.S. subsidiaries in 2007 and 2008 the Company has determined that as of December 31, 2012 no income taxes are required to be provided for on the approximately $3.3 billion, which is the excess of the book value of its investment in non-U.S. subsidiaries over the corresponding tax basis. Certain of these differences can be eliminated at a future date.

At December 31, 2012 and 2011, the Company had uncertain tax positions of $100 million and $96 million, respectively. The Company has also accrued interest and penalties associated with these unrecognized tax benefits as of December 31, 2012 and 2011 of $40 million and $29 million, respectively. Estimated interest and penalties related to the underpayment of income taxes is classified as a component of benefit (provision) for income taxes in the Consolidated Statement of Operations. It is reasonably possible that a reduction in a range of $6 million to $14 million of uncertain tax positions may occur within the next twelve months as a result of projected resolutions of worldwide tax disputes.

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

(IN MILLIONS)	December 31, 2012	December 31, 2011	December 31, 2010
Balance as of the beginning of period	$96	$114	$129
Additions for current year tax positions	7	4	3
Additions for tax positions of prior years	16	—	3
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation	—	—	(1)

Balance as of the end of the period	$100	$96	$114

If the balance of the Company’s uncertain tax positions is sustained by the taxing authorities in the Company’s favor, the reversal of the entire balance would reduce the Company’s effective tax rate in future periods.

The Company files numerous consolidated and separate income tax returns in the U.S. Federal jurisdiction and in many state and foreign jurisdictions. With few exceptions, the Company is no longer subject to U.S. Federal income tax examinations for 2006 and prior periods. In addition, the Company has subsidiaries in various states, provinces and countries that are currently under audit for years ranging from 2001 through 2008.

Investments in Affiliates and Related Party Transactions	12 Months Ended
Dec. 31, 2012
Investments In And Advances To Affiliates Schedule Of Investments [Abstract]
Investments in Affiliates and Related Party Transactions

14. Investments in Affiliates and Related Party Transactions

Related Party Transactions with Affiliates

As of December 31, 2012 and 2011, Nielsen had investments in affiliates of $77 million and $74 million, respectively. Nielsen’s only significant investment, and its percentage of ownership as of December 31, 2012, was its 51% non-controlling ownership interest in Scarborough Research (“Scarborough”). As of December 31, 2012, the carrying value of the Company’s investment in Scarborough was $53 million.

Nielsen and Scarborough enter into various related party transactions in the ordinary course of business, including Nielsen providing certain general and administrative services to Scarborough. Nielsen pays royalties to Scarborough for the right to include Scarborough data in Nielsen services sold directly to Nielsen customers. Additionally, Nielsen sells various Scarborough services directly to its clients, for which it receives a commission from Scarborough. As a result of these transactions, Nielsen received net payments from Scarborough of $15 million, $14 million and $7 million for the years ended December 31, 2012, 2011 and 2010. Obligations between Nielsen and its affiliates, including Scarborough, are regularly settled in cash in the ordinary course of business. Nielsen had net receivables from its affiliates of approximately $6 million and $12 million at December 31, 2012 and 2011, respectively.

Transactions with Sponsors

In connection with the Valcon Acquisition, two of Nielsen’s subsidiaries and the Sponsors entered into Advisory Agreements, which provided for an annual management fee, in connection with planning, strategy, oversight and support to management, and were payable quarterly and in advance to each Sponsor, on a pro rata basis, for the eight year duration of the agreements, as well as reimbursements for each Sponsor’s respective out-of-pocket expenses in connection with the management services provided under the agreement. For the year ended December 31, 2010, the Company recorded $12 million in selling, general and administrative expenses related to these management fees, sponsor travel and consulting.

The Advisory Agreements provided that upon the consummation of a change in control transaction or an initial public offering in excess of $200 million, each of the Sponsors would receive, in lieu of quarterly payments of the annual management fee, a fee equal to the net present value of the aggregate annual management fee that would have been payable to the Sponsors during the remainder of the term of the agreements (assuming an eight year term of the agreements), calculated using the treasury rate having a final maturity date that is closest to the eighth anniversary of the date of the agreements.

In January 2011 in conjunction with the Company’s initial public offering of common stock, the Advisory Agreements with the Sponsors were terminated for a settlement amount of $102 million and the Company recorded this charge as a component of selling, general and administrative expenses in the consolidated statement of operations.

The Company has periodically extended loans to Luxco to permit Luxco to pay certain operational expenses and to fund share repurchases. The full principal amount of and accrued interest on each such loan is payable at maturity, which is generally one year or less from incurrence. The rate of interest on these loans has ranged from 3.47% to 7.70%. At December 31, 2012, there were no loans outstanding to or from Luxco.

Equity Healthcare LLC

Effective in January 2009, Nielsen entered into an employer health program arrangement with Equity Healthcare LLC (“Equity Healthcare”). Equity Healthcare negotiates with providers of standard administrative services for health benefit plans and other related services for cost discounts, quality of service monitoring, data services and clinical consulting and oversight by Equity Healthcare. Because of the combined purchasing power of its client participants, Equity Healthcare is able to negotiate pricing terms from providers that are believed to be more favorable than the companies could obtain for themselves on an individual basis. Equity Healthcare is an affiliate of The Blackstone Group, one of the Sponsors.

In consideration for Equity Healthcare’s provision of access to these favorable arrangements and its monitoring of the contracted third parties’ delivery of contracted services to Nielsen, the Company pays Equity Healthcare a fee of $2.50 per participating employee per month (“PEPM Fee”). As of December 31, 2012, Nielsen had approximately 7,300 employees enrolled in its self-insured health benefit plans in the United States. Equity Healthcare may also receive a fee (“Health Plan Fees”) from one or more of the health plans with whom Equity Healthcare has contractual arrangements if the total number of employees joining such health plans from participating companies exceeds specified thresholds.

Board of Directors

On July 26, 2012, Iain Leigh resigned from the Boards of Directors of Nielsen Holdings, N.V. and The Nielsen Company B.V. and Vivek Y. Ranadivé was elected as a member of the unitary Board of Directors to serve until the next Annual Meeting of Shareholders. Mr. Ranadivé has been the Chief Executive Officer and Chairman of the Board of Directors of TIBCO Software Inc. (“TIBCO”) since its inception in 1997. The Company has an ongoing contractual relationship with TIBCO. In connection with his appointment, the Board of Directors of the Company affirmatively determined that Mr. Ranadivé is independent for purposes of the New York Stock Exchange listing rules and the Company’s Corporate Governance Guidelines

Commitments and Contingencies	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Commitments and Contingencies

15. Commitments and Contingencies

Leases and Other Contractual Arrangements

In February 2013, the Company amended its Amended and Restated Master Services Agreement (the “MSA”), dated as of October 1, 2007 with Tata America International Corporation and Tata Consultancy Services Limited (jointly, “TCS”). The term of the MSA has been extended for an additional three years, so as to expire on December 31, 2020, with a one-year renewal option granted to Nielsen. In addition, the Company has increased its commitment to purchase services from TCS (the “Minimum Commitment”) from $1.0 billion to $2.5 billion over the life of the contract (from October 1, 2007), including a commitment to purchase at least $100 million in services per year (the “Annual Commitment”). TCS’ charges under the separate Global Infrastructure Services Agreement between the parties will be credited against the Minimum Commitment and the Annual Commitment. TCS will continue to globally provide the Company with professional services relating to information technology (including application development and maintenance), business process outsourcing, client service knowledge process outsourcing, management sciences, analytics, and financial planning and analytics. As Nielsen orders specific services under the Agreement, the parties will execute Statements of Work (“SOWs”) describing the specific scope of the services to be performed by TCS. The amount of the Minimum Commitment and the Annual Commitment may be reduced on the occurrence of certain events, some of which also provide the Company with the right to terminate the Agreement or SOWs, as applicable.

Nielsen has also entered into operating leases and other contractual obligations to secure real estate facilities, agreements to purchase data processing services and leases of computers and other equipment used in the ordinary course of business and various outsourcing contracts. These agreements are not unilaterally cancelable by Nielsen, are legally enforceable and specify fixed or minimum amounts or quantities of goods or services at fixed or minimum prices.

The amounts presented below represent the minimum annual payments under Nielsen’s purchase obligations that have initial or remaining non-cancelable terms in excess of one year. These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$91	$78	$59	$45	$36	$84	$393
Other contractual obligations	150	47	26	12	2	2	239

Total	$241	$125	$85	$57	$38	$86	$632

Total expenses incurred under operating leases were $88 million, $97 million and $96 million for the years ended December 31, 2012, 2011 and 2010, respectively. Nielsen recognized rental income received under subleases of $8 million, $10 million and $13 million for the years ended December 31, 2012, 2011 and 2010, respectively. At December 31, 2012, Nielsen had aggregate future proceeds to be received under non-cancelable subleases of $40 million.

Nielsen also has minimum commitments under non-cancelable capital leases. See Note 10 “Long-term Debt and Other Financing Arrangements” for further discussion.

Guarantees and Other Contingent Commitments

At December 31, 2012, Nielsen was committed under the following significant guarantee arrangements:

Sub-lease guarantees

Nielsen provides sub-lease guarantees in accordance with certain agreements pursuant to which Nielsen guarantees all rental payments upon default of rental payment by the sub-lessee. To date, the Company has not been required to perform under such arrangements, does not anticipate making any significant payments related to such guarantees and, accordingly, no amounts have been recorded.

Letters of credit

Letters of credit issued and outstanding amount to $13 million and $19 million at December 31, 2012 and 2011, respectively.

Legal Proceedings and Contingencies

Nielsen is subject to litigation and other claims in the ordinary course of business, some of which include claims for substantial sums. Accruals have been recorded when the outcome is probable and can be reasonably estimated. While the ultimate results of claims and litigation cannot be determined, the Company does expect that the ultimate disposition of these matters will not have a material adverse effect on its operations or financial condition. However, depending on the amount and the timing, an unfavorable resolution of some or all of these matters could materially affect the Company’s future results of operations or cash flows in a particular period.

Segments	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Segments

16. Segments

The Company aligns its operating segments in order to conform to management’s internal reporting structure, which is reflective of service offerings by industry. Management aggregates such operating segments into three reporting segments: what consumers buy (“Buy”), consisting principally of market research information and analytical services; what consumers watch (“Watch”), consisting principally of television, online and mobile audience and advertising measurement and corresponding analytics and Expositions, consisting principally of trade shows, events and conferences.

Corporate consists principally of unallocated items such as certain facilities and infrastructure costs as well as intersegment eliminations. Certain corporate costs, other than those described above, including those related to selling, finance, legal, human resources, and information technology systems, are considered operating costs and are allocated to the Company’s segments based on either the actual amount of costs incurred or on a basis consistent with the operations of the underlying segment. Information with respect to the operations of each of Nielsen’s business segments is set forth below based on the nature of the services offered and geographic areas of operations.

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Expositions	183	179	168

Total	$5,590	$5,507	$5,103

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Business segment income/(loss)(1)
Buy	$686	$699	$656
Watch	846	778	701
Expositions	94	87	78
Corporate and eliminations	(21)	(21)	(27)

Total	$1,605	$1,543	$1,408

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Expositions	23	25	27
Corporate and eliminations	8	7	12

Total	$513	$524	$554

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Expositions	(1)	2	2
Corporate and eliminations	7	10	17

Total	$84	$84	$61

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Expositions	—	—	—
Corporate and eliminations	17	14	8

Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Other items(2)
Buy	$(1)	$4	$6
Watch	—	—	2
Expositions	—	—	—
Corporate and eliminations	13	108	36

Total	$12	$112	$44

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Expositions	72	60	49
Corporate and eliminations	(66)	(160)	(100)

Total	$962	$796	$731

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(3)	236	368

Total	$14,585	$14,504

(1)	The Company’s chief operating decision making group uses business segment income/(loss) to measure performance from period to period both at the consolidated level as well as within its operating segments
(2)	Other items for the year ended December 31, 2012 primarily consist of deal related costs. Other items for the year ended December 31, 2011 primarily consist of Sponsor Advisory Fees (including termination payments of $102 million), costs related to our initial public offering and other deal related fees. Other items for the year ended December 31, 2010 primarily include Sponsor Advisory Fees of $12 million, Transformation Initiative and other dual running costs of $16 million and fees associated with certain consulting arrangements and preparatory costs for the Company’s initial public offering of common stock of $16 million.
(3)	Includes deferred financing costs of $60 million and $73 million as of December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Year ended December 31,
	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8

Total	$358	$367	$334

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,820	$529	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	2	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509

Total	$5,590	$962	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,677	$425	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(92)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505

Total	$5,507	$796	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,557	$297
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91

Total	$5,103	$731

(1)	Revenues are attributed to geographic areas based on the location of customers.
(2)	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.

Additional Financial Information	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Additional Financial Information

17. Additional Financial Information

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	49	51
Other current liabilities(1)	222	236

Total accounts payable and other current liabilities	$967	$1,025

(1)	Other includes multiple items, none of which is individually significant.

Quarterly Financial Data	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

18. Quarterly Financial Data (unaudited)

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Revenues	$1,334	$1,380	$1,418	$1,458
Operating income	157	240	283	282
Income from continuing operations before income taxes and equity in net income of affiliates	37	140	178	63
Discontinued operations, net of tax	(2)	—	(1)	(4)
Net income attributable to Nielsen stockholders	$25	$104	$105	$39

Net income per share of common stock, basic
Income from continuing operations	$0.07	$0.29	$0.30	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.29	$0.29	$0.11

Net income per share of common stock, diluted
Income from continuing operations	$0.07	$0.29	$0.29	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.28	$0.29	$0.11

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$1,296	$1,390	$1,407	$1,414
Operating income	51	219	266	260
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates(1)	(312)	106	150	162
Discontinued operations, net of tax	(1)	—	—	2
Net (loss)/income attributable to Nielsen stockholders	$(182)	$69	$102	$95

Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.26
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

Net loss/income per share of common stock, diluted
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.25
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

(1)	Includes $102 million for the termination and settlement of the Sponsor Advisory Agreement and $231 million for the redemption and retirement of certain indebtedness in conjunction with the Company’s initial public offering of common stock in the first quarter of 2011.

Subsequent Events	12 Months Ended
Dec. 31, 2012
Subsequent Events [Abstract]
Subsequent Events

19. Subsequent Events

As disclosed in the Company’s Form 10-Q for the first quarter ended March 31, 2013 filed with the U.S. Securities and Exchange Commission on April 25, 2013 (the “First Quarter 2013 Form 10-Q”), in March 2013, Nielsen completed the exit and shut down of one of its legacy online businesses and recorded a net loss of $3 million associated with this divestiture. This divestiture was reported as a discontinued operation in the condensed consolidated statements of operations in the First Quarter 2013 Form 10-Q, which requires retrospective restatement of prior periods to classify operating results of this business as discontinued operations.

The Company updated financial information and certain related disclosures in these consolidated financial statements for the year ended December 31, 2012 to reflect the presentation of one of the Company’s legacy online business as a discontinued operation. This update is consistent with the presentation of continuing and discontinued operations included in the Company’s First Quarter 2013 Form 10-Q.

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$22	$25	$31
Operating loss	(10)	(2)	(27)
Loss from operations before income taxes	(10)	(2)	(27)
Benefit for income taxes	4	1	9

Loss from operations	(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Gain/(Loss) on sale, net of tax	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$(7)	$1	$(22)

On May 4, 2013, VNU International B.V, an indirect subsidiary of Nielsen, entered into a Stock Purchase Agreement with an affiliate of Onex Corporation to sell its expositions business, Nielsen Business Media Holding Company, for total cash consideration of $950.0 million, subject to adjustment based upon working capital and indebtedness of Nielsen Business Media Holding Company at closing (the “Transaction”). The board of directors of Nielsen has approved the Transaction, which is subject to customary closing conditions.

Schedule I-Condensed Financial Information of Registrant	12 Months Ended
Dec. 31, 2012
Condensed Financial Information Of Parent Company Only Disclosure [Abstract]
Schedule I-Condensed Financial Information of Registrant

Schedule I—Condensed Financial Information of Registrant

Nielsen Holdings N.V.

Parent Company Only

Statements of Operations

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Selling, general and administrative expenses	$2	$2	$—

Operating loss	(2)	(2)	—
Interest expense	(23)	(21)	—
Foreign currency exchange transaction (loss)/gain	(1)	—	1

(Loss)/income from continuing operations before income taxes and equity in net income of subsidiaries	(26)	(23)	1
Benefit/(Provision) for income taxes	2	(2)	—
Equity in net income of subsidiaries	297	109	129

Net income	$273	$84	$130

Nielsen Holdings N.V.

Parent Company Only

Balance Sheets

	December 31,
(IN MILLIONS)	2012	2011
Assets:
Current assets
Cash and cash equivalents	$1	$—
Amounts receivable from subsidiary	7	28
Other current assets	—	7
Loan receivable from subsidiary	7	6

Total current assets	15	41
Deferred tax assets	—	22
Investment in subsidiaries	5,216	4,888
Other non-current assets	1	2

Total assets	$5,232	$4,953

Liabilities and equity:
Current liabilities
Interest payable	3	3
Income tax liabilities	—	29

Total current liabilities	3	32
Long-term debt	288	288
Other non-current liabilities	5	—

Total liabilities	296	320
Total equity	4,936	4,633

Total liabilities and equity	$5,232	$4,953

Nielsen Holdings N.V.

Parent Company Only

Statements of Cash Flows

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Net cash (used in)/provided by operating activities	$(18)	$(16)	$(2)
Investing Activities:
Investment in subsidiaries	—	(2,078)	—
Intercompany loans and advances with subsidiaries	(1)	(6)	2

Net cash (used in)/provided by investing activities	(1)	(2,084)	2

Financing Activities:
Proceeds from the Issuance of debt	—	277	—
Issuance of common stock	—	1,810	2
Dividends received from subsidiary	—	—	9
Dividends paid to stockholders	—	—	(2)
Capital Contributions to Subsidiary	(14)	—	—
Activity under stock plans	34	10	(8)

Net cash provided by financing activities	20	2,097	1

Net increase/(decrease) in cash and cash equivalents	1	(3)	1
Cash and cash equivalents, beginning of period	—	3	2

Cash and cash equivalents, end of period	$1	$—	$3

The notes to the consolidated financial statements of Nielsen Holdings N.V. (the “Company”) are an integral part of these unconsolidated financial statements.

Notes to Schedule I

1. Basis of Presentation

The Company has accounted for the earnings of its subsidiaries under the equity method in these financial statements.

2. Commitments and Contingencies

The Company had no material commitments or contingencies during the reported periods.

3. Related Party Transactions

The Company executed a $6 million short-term loan with one of its subsidiaries with an original maturity in June 2012 and began accreting interest in December 2011 at a rate of 3.01%. In 2012, the loan was extended at a rate of 2.99% and will mature in December 2013.

The Company enters into certain transactions with its subsidiaries through the normal course of operations and periodically settles these transactions in cash. On December 31, 2012, the Company has a $7 million receivable from subsidiary associated with the sale of shares of common stock in conjunction with acquisitions made by its subsidiaries. During the year ended December 31, 2011, the Company received a net cash payment of $5 million associated with the sale of shares of common stock in conjunction with acquisitions made by its subsidiaries, net of reimbursements of fees paid on behalf of the Company by its subsidiaries

4. Common Stock and Mandatory Convertible Bond Offerings and Related Transactions

On January 31, 2011, the Company completed an initial public offering of 82,142,858 shares of its €0.07 par value common stock at a price of $23.00 per share, generating proceeds of approximately $1,801 million, net of $88 million of underwriter discounts. As of December 31, 2011, Luxco owned 270,746,445 shares (or approximately 75%) of the Company’s common stock. On March 26, 2012, Luxco and certain Nielsen employees (the “selling shareholders”) completed a public offering of 34,500,000 shares of Nielsen’s common stock at a price of $30.25 per share. As of December 31, 2012, Luxco owned 236,266,399 shares (or approximately 65%) of our outstanding shares of common stock. In February 2013, Luxco and certain Nielsen employees completed a public offering of 40,814,883 shares of the Company’s common stock at a price of $32.55 per share. Subsequent to this offering, Luxco owned 195,463,201 shares (or approximately 52%) of the Company’s common stock.

Concurrent with its offering of common stock, the Company issued $288 million in aggregate principal amount of 6.25% Mandatory Convertible Subordinated Bonds due February 1, 2013 (“the Bonds”), generating proceeds of approximately $277 million, net of $11 million of underwriter discounts. Interest on the Bonds is payable quarterly in arrears in February, May, August and November of each year, and commenced in May 2011. The Bonds provided for mandatory conversion into between 10,416,700 and 12,499,925 shares of Nielsen’s common stock on February 1, 2013 at a conversion rate per $50.00 principal amount of the bonds of not more than 2.1739 shares and not less than 1.8116 shares depending on the market value of its common stock (the average of the volume weighted-average price of its common stock for a 20 consecutive trading day period beginning on the 25 trading day immediately preceding February 1, 2013) relative to the initial price and the threshold appreciation price per share of $23.00 and $27.60, respectively. On February 1, 2013, the Bonds were converted into 10,416,700 shares of Nielsen’s common stock at per share price of $27.60.

The Company remitted and utilized substantially all of the combined net proceeds of approximately $2,078 million associated with the aforementioned transactions to certain of its subsidiaries to settle the Advisory Agreements in place between the Sponsors and certain of such subsidiaries and to redeem and retire certain issuances of the Company’s subsidiary long-term indebtedness.

Recent Developments

In January 2013, the Company adopted a cash dividend policy pursuant to which it intends to declare and pay quarterly cash dividends on each issued and outstanding share of common stock. The first quarterly cash dividend under this policy was declared by the Company’s board of directors in the amount of $0.16 per share payable on March 20, 2013 to holders of record of shares of its common stock on March 6, 2013. Any decision to declare and pay dividends in the future will be made at the discretion of our board of directors and will be subject to the board’s continuing determination that the dividend policy and the declaration of dividends thereunder are in the best interests of our shareholders, and are in compliance with all laws and agreements to which we are subject. In addition, the Company’s ability to pay dividends is limited by covenants in our senior secured credit facilities and in the indentures governing our notes. See the “Liquidity and Capital Resources” section of “Management’s Discussion and Analysis of Financial Condition and Results of Operations” and Note 10 to our consolidated financial statements – “Long-term Debt and Other Financing Arrangements,” for a description of our senior secured credit facility, debenture loans and these dividend restrictions.

Schedule II-Valuation and Qualifying Accounts	12 Months Ended
Dec. 31, 2012
Valuation And Qualifying Accounts [Abstract]
Schedule II-Valuation and Qualifying Accounts

Schedule II—Valuation and Qualifying Accounts

For the Years ended December 31, 2012, 2011 and 2010

(IN MILLIONS)	Balance Beginning of Period	Charges to Expense	Acquisitions and Divestitures	Deductions	Effect of Foreign Currency Translation	Balance at End of Period
Allowance for accounts receivable and sales returns
For the year ended December 31, 2010	$31	$4	$—	$(4)	$—	$31
For the year ended December 31, 2011	$31	$2	$1	$(10)	$—	$24
For the year ended December 31, 2012	$24	$10	$4	$—	$—	$38

(IN MILLIONS)	Balance Beginning of Period	Charges/ (Credits) to Expense	Charged to Other Accounts	Effect of Foreign Currency Translation	Balance at End of Period
Valuation allowance for deferred taxes
For the year ended December 31, 2010	$233	$(25)	$14	$(7)	$215
For the year ended December 31, 2011	$215	$(25)	$9	$(6)	$193
For the year ended December 31, 2012	$193	$(15)	$62	$8	$248

Description of Business, Basis of Presentation and Significant Accounting Policies (Policies)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Consolidation

Consolidation

The consolidated financial statements include the accounts of Nielsen and all subsidiaries and other controlled entities. Noncontrolling interests in subsidiaries are reported as a component of equity in the consolidated financial statements with disclosure, on the face of the consolidated statement of operations, of the amounts of consolidated net income attributable to Nielsen stockholders and to the noncontrolling interests. The equity method of accounting is used for investments in affiliates and joint ventures where Nielsen has significant influence but not control, usually supported by a shareholding of between 20% and 50% of the voting rights. Investments in which Nielsen owns less than 20% are accounted for either as available-for-sale securities if the shares are publicly traded or as cost method investments. Intercompany accounts and transactions between consolidated companies have been eliminated in consolidation.

Foreign Currency Translation

Foreign Currency Translation

Nielsen has significant investments outside the United States, primarily in the Euro-zone, Canada and the United Kingdom. Therefore, changes in the value of foreign currencies affect the consolidated financial statements when translated into U.S. Dollars. The functional currency for substantially all subsidiaries outside the U.S. is the local currency. Financial statements for these subsidiaries are translated into U.S. Dollars at period-end exchange rates as to the assets and liabilities and monthly average exchange rates as to revenues, expenses and cash flows. For these countries, currency translation adjustments are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss), net, whereas transaction gains and losses are recognized in foreign exchange transaction (losses)/gains, net in the consolidated statement of operations.

In February 2013, Venezuela devalued its currency by 32%. As the Company has operations in both its Buy and Watch segments in Venezuela, this devaluation will result in a charge of approximately $12 million in the first quarter of 2013 in the foreign exchange transaction (losses)/gains, net line in the consolidated statement of operations.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements and the reported amount of revenues and expenses during the reporting periods. Actual results could differ from those estimates.

Investments

Investments

Investments include available-for-sale securities carried at fair value, or at cost if not publicly traded, investments in affiliates, and a trading asset portfolio maintained to generate returns to offset changes in certain liabilities related to deferred compensation arrangements. For the available-for-sale securities, any unrealized holding gains and losses, net of deferred income taxes, are excluded from operating results and are recognized in stockholders’ equity as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations, for a decline in value of an investment in an equity security that was determined to be other-than-temporary. No such impairment was recorded for the years ended December 31, 2011 and 2010.

Financial Instruments

Financial Instruments

Nielsen’s financial instruments include cash and cash equivalents, investments, long-term debt and derivative financial instruments. These financial instruments potentially subject Nielsen to concentrations of credit risk. To minimize the risk of credit loss, these financial instruments are primarily held with acknowledged financial institutions. The carrying value of Nielsen’s financial instruments approximate fair value, except for differences with respect to long-term, fixed and variable-rate debt and certain differences relating to investments accounted for at cost. The fair value of financial instruments is generally determined by reference to market values resulting from trading on a national securities exchange or in an over-the-counter market. In cases where quoted market prices are not available, fair value is based on estimates using present value or other valuation techniques. Cash equivalents have original maturities of three months or less.

In addition, the Company has accounts receivable that are not collateralized. The Buy and Watch segments service high quality clients dispersed across many geographic areas and the customer base within the Expositions segment consists of a large number of diverse customers. The Company analyzes the aging of accounts receivable, historical bad debts, customer creditworthiness and current economic trends in determining the allowance for doubtful accounts.

Derivative Financial Instruments

Derivative Financial Instruments

Nielsen uses derivative instruments principally to manage the risk associated with movements in foreign currency exchange rates and the risk that changes in interest rates will affect the fair value or cash flows of its debt obligations.

To qualify for hedge accounting, the hedging relationship must meet several conditions with respect to documentation, probability of occurrence, hedge effectiveness and reliability of measurement. Nielsen documents the relationship between hedging instruments and hedged items, as well as its risk management objectives and strategy for undertaking various hedge transactions as well as the hedge effectiveness assessment, both at the hedge inception and on an ongoing basis.

Nielsen recognizes all derivatives at fair value either as assets or liabilities in the consolidated balance sheets and changes in the fair values of such instruments are recognized currently in earnings unless specific hedge accounting criteria are met. If specific cash flow hedge accounting criteria are met, Nielsen recognizes the changes in fair value of these instruments in other comprehensive income.

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and Indefinite-Lived Intangible Assets

Goodwill and other indefinite-lived intangible assets are stated at historical cost less accumulated impairment losses, if any. Goodwill and other indefinite-lived intangible assets, consisting of certain trade names and trademarks, are each tested for impairment on an annual basis and whenever events or circumstances indicate that the carrying amount of such asset may not be recoverable. Nielsen has designated October 1st as the date in which the annual assessment is performed as this timing corresponds with the development of the Company’s formal budget and business plan review. Nielsen reviews the recoverability of its goodwill by comparing the estimated fair values of reporting units with their respective carrying amounts. The Company established, and continues to evaluate, its reporting units based on its internal reporting structure and generally defines such reporting units at its operating segment level or one level below. The estimates of fair value of a reporting unit are determined using a combination of valuation techniques, primarily an income approach using a discounted cash flow analysis supplemented by a market-based approach.

A discounted cash flow analysis requires the use of various assumptions, including expectations of future cash flows, growth rates, discount rates and tax rates in developing the present value of future cash flow projections. Nielsen also uses a market-based approach in estimating the fair value of its reporting units. The market-based approach utilizes available market comparisons such as indicative industry multiples that are applied to current year revenue and earnings as well as recent comparable transactions.

There was no impairment noted in 2012, 2011 and 2010 with respect to the Company’s goodwill. (See Note 5 – “Goodwill and Other Intangible Assets”).

The impairment test for other indefinite-lived intangible assets consists of a comparison of the fair value of the intangible asset with its carrying amount. If the carrying amount of the intangible asset exceeds its fair value, an impairment loss is recognized in an amount equal to that excess. The estimates of fair value of trade names and trademarks are determined using a “relief from royalty” discounted cash flow valuation methodology. Significant assumptions inherent in this methodology include estimates of royalty rates and discount rates. Discount rate assumptions are based on an assessment of the risk inherent in the respective intangible assets. Assumptions about royalty rates are based on the rates at which comparable trade names and trademarks are being licensed in the marketplace. There was no impairment noted in any period presented with respect to the Company’s indefinite-lived intangible assets.

Software and Other Amortized Intangible Assets

Software and Other Amortized Intangible Assets

Intangible assets with finite lives are stated at historical cost, less accumulated amortization and impairment losses. These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Nielsen has purchased and internally developed software to facilitate its global information processing, financial reporting and client access needs. Costs that are related to the conceptual formulation and design of software programs are expensed as incurred; costs that are incurred to produce the finished product after technological feasibility has been established are capitalized as an intangible asset and are amortized over the estimated useful life. If events or changes in circumstances indicate that the carrying value of software may not be recovered, a recoverability analysis is performed based on estimated undiscounted cash flows to be generated from the software in the future. If the analysis indicates that the carrying value is not recoverable from future cash flows, the software cost is written down to estimated fair value and an impairment is recognized. These estimates are subject to revision as market conditions and as our assessments change.

Research and Development Costs	Research and Development Costs Research and development costs, which were not material for any periods presented, are expensed as incurred.
Property, Plant and Equipment

Property, Plant and Equipment

Property, plant and equipment are carried at historical cost less accumulated depreciation and impairment losses. Property, plant and equipment are depreciated on a straight-line basis over the estimated useful lives of 25 to 50 years for buildings and related leasehold improvements and 3 to 10 years for equipment, which includes computer hardware, metering equipment and office furniture.

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Impairment of Long-Lived Assets Other than Goodwill and Indefinite-Lived Intangible Assets

Long-lived assets other than goodwill and indefinite-lived intangible assets held and used by Nielsen, including property, plant and equipment and amortized intangible assets are reviewed for impairment whenever events or changes in circumstances indicate that the carrying amount of assets may not be recoverable. Nielsen evaluates recoverability of assets to be held and used by comparing the carrying amount of an asset to the future net undiscounted cash flows to be generated by the asset. If such asset is considered to be impaired, the impairment loss is measured as the amount by which the carrying amount of the asset exceeds its fair value. No impairment indicators were noted by the Company during 2012, 2011 and 2010, respectively.

Revenue Recognition

Revenue Recognition

Nielsen recognizes revenues when persuasive evidence of an arrangement exists, services have been rendered or information has been delivered, the fee is fixed or determinable and the collectibility of the related revenue is reasonably assured.

A significant portion of the Company’s revenue is generated from information (primarily retail measurement and consumer panel services) and measurement (primarily from television, internet and mobile audiences) services. The Company generally recognizes revenue from the sale of services as the services are performed, which is usually ratably over the term of the contract(s). Invoiced amounts are recorded as deferred revenue until earned. Substantially all of the Company’s customer contracts are non-cancellable and non-refundable.

Certain of the Company’s revenue arrangements include multiple deliverables and in these arrangements, the individual deliverables within the contract that have stand-alone value to the customer are separated and recognized upon delivery based upon the Company’s best estimate of their selling prices. These arrangements are not significant to the Company’s results of operations. In certain cases, software is included as part of these arrangements to allow Nielsen’s customers to supplementally view delivered information and is provided for the term of the arrangement and is not significant to the marketing effort and is not sold separately. Accordingly, software provided to Nielsen’s customers is considered to be incidental to the arrangements and is not recognized as a separate element.

A discussion of Nielsen’s revenue recognition policies, by segment, follows:

Buy

Revenue from the Buy segment, primarily from retail measurement services and consumer panel services is recognized over the period during which the services are performed and information is delivered to the customer, primarily on a straight-line basis.

The Company provides insights and solutions to customers through analytical studies that are recognized into revenue as value is delivered to the customer. The pattern of revenue recognition for these contracts varies depending on the terms of the individual contracts, and may be recognized proportionally or deferred until the end of the contract term and recognized when the information has been delivered to the customer.

Watch

Revenue from the Watch segment is primarily generated from television, internet and mobile measurement services and recognized on a straight-line basis over the contract period, as the service is delivered to the customer.

Expositions

Revenue and certain costs within the Expositions segment are recognized upon completion of each event.

Discontinued Operations

Revenue for publications, sold in single copies via newsstands and/or dealers, was recognized in the month in which the magazine went on sale. Revenue from printed circulation and advertisements included therein was recognized on the date it was available to the consumer. Revenue from electronic circulation and advertising was recognized over the period during which both were electronically available. The unearned portion of paid magazine subscriptions was deferred and recognized on a straight-line basis with monthly amounts recognized on the magazines’ cover dates.

Deferred Costs

Deferred Costs

Incremental direct costs incurred related to establishing or significantly expanding a panel or an electronic metered sample in a designated market, are deferred at the point when Nielsen determines them to be recoverable. Prior to this point, these cost are expensed as incurred. These deferred costs are typically amortized over the original contract period beginning when the panel or electronic metered sample is ready for its intended use.

Advertising and Marketing Costs

Advertising and Marketing Costs

Advertising and marketing costs are expensed as incurred and are reflected as selling, general and administrative expenses in the Consolidated Statements of Operations. These costs include all brand advertising, telemarketing, direct mail and other sales promotion associated with Nielsen’s exhibitions, and marketing/media research services. Advertising and marketing costs totaled $18 million, $20 million and $20 million for the years ended December 31, 2012, 2011 and 2010, respectively.

Stock-Based Compensation

Stock-Based Compensation

Nielsen measures the cost of all stock-based payments, including stock options, at fair value on the grant date and recognizes such costs within the Consolidated Statements of Operations; however, no expense is recognized for stock-based payments that do not ultimately vest. Nielsen recognizes the expense of its options that cliff vest using the straight-line method. For those that vest over time, an accelerated graded vesting is used. The Company recorded $34 million, $27 million and $18 million of expense associated with stock-based compensation for the years ended December 31, 2012, 2011 and 2010, respectively.

Computation of Net Income per Share

Computation of Net Income per Share

Basic net income or loss per share is computed using the weighted-average number of common stock outstanding during the period. Diluted net income per share is computed using the weighted-average number of shares of common stock and dilutive potential shares of common stock outstanding during the period. Dilutive potential shares of common stock primarily consist of employee stock options and restricted stock as well as the amount of potential shares to be converted associated with the Company’s mandatory convertible subordinated bonds due 2013.

Employee stock options, restricted stock and similar equity instruments granted by the Company are treated as potential common stock outstanding in computing diluted earnings per share. Diluted stock outstanding include restricted stock units and the dilutive effect of in-the-money options which is calculated based on the average share price for each period using the treasury stock method. Under the treasury stock method, the amount the employee must pay for exercising stock options, the amount of compensation cost for future service that the Company has not yet recognized, and the amount of benefits that would be recorded in additional paid-in capital when the award becomes deductible for tax purposes are assumed to be used to repurchase stock.

The effect of 7,698,964, 4,537,689 and 2,840,615 shares of common stock equivalents under stock compensation plans were excluded from the calculation of diluted earnings per share for the years ended December 31, 2012, 2011 and 2010, respectively, as such shares would have been anti-dilutive. Additionally, the Company’s mandatory convertible subordinated bonds due 2013 were converted into 10,416,700 shares of common stock on February 1, 2013, and were excluded from the calculation of diluted earnings per share for the year ended December 31, 2012, as such shares would have been anti-dilutive.

Income Taxes

Income Taxes

Nielsen provides for income taxes utilizing the asset and liability method of accounting for income taxes. Under this method, deferred income taxes are recorded to reflect the tax consequences in future years of differences between the tax basis of assets and liabilities and their financial reporting amounts at each balance sheet date, based on enacted tax laws and statutory tax rates applicable to the periods in which the differences are expected to affect taxable income. If it is determined that it is more likely than not that future tax benefits associated with a deferred tax asset will not be realized, a valuation allowance is provided. The effect on deferred tax assets and liabilities of a change in the tax rates is recognized in the Consolidated Statements of Operations as an adjustment to income tax expense in the period that includes the enactment date.

The Company records a liability for unrecognized tax benefits resulting from uncertain tax positions taken or expected to be taken in a tax return. The Company recognizes interest and penalties, if any, related to unrecognized tax benefits in income tax expense. See Note 13 – “Income Taxes” for further discussion of income taxes.

Comprehensive Income/(Loss)

Comprehensive Income/(Loss)

Comprehensive income/(loss) is reported in the accompanying consolidated statements of comprehensive income/loss and consists of net income or loss and other gains and losses affecting equity that are excluded from net income or loss.

Fair Value Measurement

Fair Value Measurement

In May 2011, the Financial Accounting Standards Board (“FASB”) issued an accounting update that amends Accounting Standards Codification (“ASC”) 820—“Fair Value Measurement” regarding fair value measurements and disclosure requirements. The amendments were effective for Nielsen as of January 1, 2012. The adoption of this update did not have a significant impact on the Company’s consolidated financial statements.

Presentation of Comprehensive Income

Presentation of Comprehensive Income

In June 2011, the FASB issued an accounting update that amends ASC 220 – “Presentation of Comprehensive Income”, which eliminates the option to present total other comprehensive income in the statement of equity. The Company has presented the items of net income and other comprehensive income in two separate, but consecutive statements and this amended guidance did not have any other impact on the Company’s consolidated financial statements.

In February 2013, the FASB issued an accounting update that amends ASC 220, which requires public companies to present the effect of significant amounts reclassified from each component of accumulated other comprehensive income and the income statement line items affected by the reclassification on the face of the financial statements or in a single footnote. This amendment is effective for Nielsen for interim and annual report periods in 2013. The adoption of this update is not expected to have a significant impact on the Company’s consolidated financial statements.

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

Testing Goodwill and Indefinite-Lived Intangible Assets for Impairment

In September 2011 and July 2012, the FASB issued accounting updates that amend ASC 350 – “Goodwill and Other Intangible Assets”, which were intended to simplify impairment testing for goodwill and indefinite-lived intangible assets by adding a qualitative review step to assess whether the required quantitative impairment analysis is necessary. The amended guidance permits an entity to first perform a qualitative assessment to determine whether it is more likely than not that the fair value of a reporting unit is less than its carrying value. If it is concluded that this is the case, it is necessary to perform the prescribed two-step impairment test. Otherwise, the two-step goodwill impairment test is not required. The Company considered the updated guidance in its October 1, 2012 annual impairment test. The adoption of these updates did not have an impact on the Company’s consolidated financial statements.

Description of Business, Basis of Presentation and Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2012
Accounting Policies [Abstract]
Schedule of Estimated Useful Life of Intangible Assets with Finite Lives

These intangible assets are amortized on a straight-line basis over the following estimated useful lives, which are reviewed annually:

		Weighted Average
Trade names and trademarks (with finite lives)	5 - 20 years	16
Customer-related intangibles	6 - 25 years	22
Covenants-not-to-compete	2 - 7 years	5
Computer software	3 - 7 years	4
Patents and other	3 - 10 years	5

Business Divestitures (Tables)	12 Months Ended
Dec. 31, 2012
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$—	$—	$8
Operating loss	—	—	(26)
Loss from operations before income taxes	—	—	(26)
Benefit for income taxes	—	—	9

Loss from operations	—	—	(17)
Gain/(Loss) on sale, net of tax(1)	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$—	$1	$(22)

(1)	The gain for the year ended December 31, 2011 primarily related to a Publications property that was previously sold. The $5 million loss (net of a tax benefit of $3 million) for the year ended December 31, 2010 includes the net loss on the sale of the remaining Publications properties.

Subsequent Event [Member]
Summarized Results of Operations for Discontinued Operations

Summarized results of operations for discontinued operations, including the discontinued operations disclosed in Note 4, are as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues	$22	$25	$31
Operating loss	(10)	(2)	(27)
Loss from operations before income taxes	(10)	(2)	(27)
Benefit for income taxes	4	1	9

Loss from operations	(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests	(1)	1	1
Gain/(Loss) on sale, net of tax	—	1	(5)

(Loss)/Income from discontinued operations, net of tax	$(7)	$1	$(22)

Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
Summary of Changes in Carrying Amount of Goodwill

The table below summarizes the changes in the carrying amount of goodwill by reportable segment for the years ended December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Buy	Watch	Expositions	Total
Balance December 31, 2010	$2,990	$3,546	$560	$7,096
Acquisitions, divestitures and other adjustments	123	—	—	123
Effect of foreign currency translation	(58)	(6)	—	(64)

Balance December 31, 2011	$3,055	$3,540	$560	$7,155
Acquisitions, divestitures and other adjustments	14	117	5	136
Effect of foreign currency translation	57	4	—	61

Balance December 31, 2012	$3,126	$3,661	$565	$7,352

Cumulative Impairments	$—	$376	$2	$378

Other Intangible Assets

Nielsen Holdings N.V.

Notes to Consolidated Financial Statements (continued)

Other Intangible Assets

(IN MILLIONS)	Gross Amounts		Accumulated Amortization
	December 31, 2012	December 31, 2011	December 31, 2012	December 31, 2011
Indefinite-lived intangibles:
Trade names and trademarks	$1,921	$1,921	$—	$—

Amortized intangibles:
Trade names and trademarks	$128	$113	$(46)	$(37)
Customer-related intangibles	2,882	2,823	(886)	(747)
Covenants-not-to-compete	36	32	(25)	(22)
Computer software	1,316	1,089	(804)	(648)
Patents and other	90	83	(57)	(46)

Total	$4,452	$4,140	$(1,818)	$(1,500)

Summary of Estimated Future Amortization Expense	Future amortization expense is estimated to be as follows:

(IN MILLIONS)
For the year ending December 31:
2013	$330
2014	303
2015	269
2016	194
2017	165
Thereafter	1,373

Total	$2,634

Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Property Plant And Equipment [Abstract]
Schedule of Property, Plant and Equipment

(IN MILLIONS)	December 31, 2012	December 31, 2011
Land and buildings	$341	$359
Information and communication equipment	839	771
Furniture, equipment and other	127	160

	1,307	1,290
Less accumulated depreciation and amortization	(747)	(681)

	$560	$609

Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2012
Fair Value Disclosures [Abstract]
Financial Assets and Liabilities Measured on Recurring Basis

The following table summarizes the valuation of the Company’s material financial assets and liabilities measured at fair value on a recurring basis as of December 31, 2012 and 2011:

(IN MILLIONS)	December 31, 2012	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$13	$13	$—	$—
Plan assets for deferred compensation(2)	22	22	—	—
Investments in mutual funds(3)	2	2	—	—

Total	$37	$37	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$22	$—	$22	$—
Deferred compensation liabilities(5)	22	22	—	—

Total	$44	$22	$22	$—

(IN MILLIONS)	December 31, 2011	Level 1	Level 2	Level 3
Assets:
Investments in equity securities(1)	$21	$21	$—	$—
Plan assets for deferred compensation(2)	20	20	—	—
Investments in mutual funds(3)	2	2	—	—

Total	$43	$43	$—	$—

Liabilities:
Interest rate swap arrangements(4)	$24	$—	$24	$—
Deferred compensation liabilities(5)	20	20	—	—

Total	$44	$20	$24	$—

(1)	Investments in equity securities are carried at fair value, which is based on the quoted market price at period end in an active market. These investments are classified as available-for-sale with any unrealized gains or losses resulting from changes in fair value recorded, net of tax, as a component of accumulated other comprehensive income/(loss) until realized. Nielsen assesses declines in the value of individual investments to determine whether such decline is other than temporary and thus the investment is impaired by considering available evidence. For the year ended December 31, 2012, the Company recorded a $6 million impairment in Other Expense, net in the consolidated statement of operations for a decline in value of an investment in an equity security that was determined to be other-than-temporary.

(2)	Plan assets are comprised of investments in mutual funds, which are intended to fund liabilities arising from deferred compensation plans. These investments are carried at fair value, which is based on quoted market prices at period end in active markets. These investments are classified as trading securities with any gains or losses resulting from changes in fair value recorded in other expense, net in the consolidated statements of operations.

(3)	Investments in mutual funds are money-market accounts held with the intention of funding certain specific retirement plans.

(4)	Derivative financial instruments include interest rate swap arrangements recorded at fair value based on externally-developed valuation models that use readily observable market parameters and the consideration of counterparty risk.

(5)	The Company offers certain employees the opportunity to participate in a deferred compensation plan. A participant’s deferrals are invested in a variety of participant directed stock and bond mutual funds and are classified as trading securities. Changes in the fair value of these securities are measured using quoted prices in active markets based on the market price per unit multiplied by the number of units held exclusive of any transaction costs. A corresponding adjustment for changes in fair value of the trading securities is also reflected in the changes in fair value of the deferred compensation obligation.

Outstanding Interest Rate Swaps

As of December 31, 2012 the Company had the following outstanding interest rate swaps utilized in the management of its interest rate risk:

	Notional Amount	Maturity Date	Currency
Interest rate swaps designated as hedging instruments
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	March 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$1,000,000,000	November 2013	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	November 2014	US Dollar
US Dollar term loan floating-to-fixed rate swaps	$250,000,000	September 2015	US Dollar

	Notional Amount	Maturity Date	Currency
US Dollar term loan floating-to-fixed rate swaps	$125,000,000	November 2015	US Dollar
Euro term loan floating-to-fixed rate swaps	€125,000,000	November 2015	Euro
US Dollar term loan floating-to-fixed rate swaps	$500,000,000	November 2016	US Dollar

Fair Values of Derivative Instruments in Consolidated Balance Sheets

The fair values of the Company’s derivative instruments as of December 31, 2012 and December 31, 2011 were as follows:

	December 31, 2012		December 31, 2011
(IN MILLIONS)	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities	Accounts Payable and Other Current Liabilities	Other Non- Current Liabilities
Derivatives designated as hedging instruments
Interest rate swaps	$6	$16	$10	$14

Derivatives in Cash Flow Hedging Relationships

The pre-tax effect of derivative instruments in cash flow hedging relationships for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives in Cash Flow Hedging Relationships	Amount of Loss Recognized in OCI on Derivatives (Effective Portion) December 31,			Location of (Loss)/Gain Reclassified from OCI into Income (Effective Portion)	Amount of Loss Reclassified from OCI into Income (Effective Portion) December 31,			Amount of Loss Recognized in Income on Derivatives (Ineffective Portion and Amount Excluded from Effectiveness Testing) December 31,
	2012	2011	2010		2012	2011	2010	2012	2011	2010
Interest rate swaps	$23	$38	$12	Interest expense	$25	$21	$14	$—	$19	$50

Derivatives Not Designated as Hedging Instruments

The pre-tax effect of derivative instruments not designated as hedges for the years ended December 31, 2012, 2011 and 2010 was as follows (amounts in millions):

Derivatives Not Designated as Hedging Instruments	Location of Loss Recognized in Statement of Operations on Derivatives	Amount of Loss Recognized in Statement of Operations on Derivatives For the Years Ended December 31,
		2012	2011	2010
Interest rate swaps	Loss on derivative instruments	$—	$1	$18
Foreign currency forward contracts	Loss on derivative instruments	—	—	9

Total		$—	$1	$27

Restructuring Activities (Tables)	12 Months Ended
Dec. 31, 2012
Restructuring And Related Activities [Abstract]
Summary of Changes in Liabilities for Restructuring Activities

A summary of the changes in the liabilities for restructuring activities is provided below:

(IN MILLIONS)	Transformation Initiative	Productivity Initiatives and Legacy Programs	Total
Balance at December 31, 2009	$46	$29	$75

Charges	(9)	70	61
Payments	(37)	(33)	(70)
Non-cash charges and other adjustments	3	(1)	2
Effect of foreign currency translation	(1)	(2)	(3)

Balance at December 31, 2010	2	63	65

Charges	—	84	84
Payments	(2)	(80)	(82)

Balance at December 31, 2011	—	67	67

Charges	—	84	84
Non-cash charges and other adjustments	—	(5)	(5)
Payments	—	(82)	(82)

Balance at December 31, 2012	$—	$64	$64

Pensions and Other Post-Retirement Benefits (Tables)	12 Months Ended
Dec. 31, 2012
Compensation And Retirement Disclosure [Abstract]
Summary of Pension Plans

A summary of the activity for the Pension Plans follows:

	Year Ended December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$606	$284	$551	$1,441
Service cost	3	—	14	17
Interest cost	28	13	25	66
Plan participants’ contributions	—	—	2	2
Actuarial losses	112	8	84	204
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Amendments	—	—	(2)	(2)
Curtailments	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Acquisition	—	—	2	2
Effect of foreign currency translation	13	—	19	32

Benefit obligation at end of period	727	295	664	1,686

Change in plan assets
Fair value of plan assets at beginning of period	639	221	412	1,272
Actual return on plan assets	79	29	39	147
Employer contributions	7	8	49	64
Plan participants’ contributions	—	—	2	2
Benefits paid	(33)	(10)	(26)	(69)
Expenses paid	(2)	—	(1)	(3)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Insurance	4	—	—	4
Effect of foreign currency translation	13	—	14	27

Fair value of plan assets at end of period	707	248	486	1,441

Funded status	$(20)	$(47)	$(178)	$(245)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$—	$—	$9	$9
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(20)	(47)	(185)	(252)

Net amount recognized	$(20)	$(47)	$(178)	$(245)

Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	$65	$(3)	$75	$137
Amortization of net loss	(3)	(4)	(4)	(11)

Total recognized in other comprehensive income/(loss)	$62	$(7)	$71	$126

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$165	$74	$150	$389

	Year Ended December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Change in projected benefit obligation
Benefit obligation at beginning of period	$594	$267	$517	$1,378
Service cost	4	—	13	17
Interest cost	31	15	26	72
Plan participants’ contributions	1	—	2	3
Actuarial losses	29	12	27	68
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Curtailments	—	—	(2)	(2)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(15)	—	(5)	(20)

Benefit obligation at end of period	606	284	551	1,441

Change in plan assets
Fair value of plan assets at beginning of period	663	204	396	1,263
Actual return on plan assets	22	8	15	45
Employer contributions	5	19	29	53
Plan participants’ contributions	1	—	2	3
Benefits paid	(35)	(10)	(23)	(68)
Expenses paid	(3)	—	(1)	(4)
Premiums paid	—	—	(1)	(1)
Settlements	—	—	(2)	(2)
Effect of foreign currency translation	(14)	—	(3)	(17)

Fair value of plan assets at end of period	639	221	412	1,272

Funded status	$33	$(63)	$(139)	$(169)

Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	$36	$—	$8	$44
Current liabilities	—	—	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(3)	(63)	(145)	(211)

Net amount recognized	$33	$(63)	$(139)	$(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss	$39	$22	$38	$99
Amortization and impact of curtailments/settlements	—	(3)	(1)	(4)

Total recognized in other comprehensive income/(loss)	$39	$19	$37	$95

Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$103	$81	$79	$263

Total Accumulated Benefit Obligation and Minimum Liability Changes For Pension Plans

The total accumulated benefit obligation and minimum liability changes for the Pension Plans were as follows:

(IN MILLIONS)	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
Accumulated benefit obligation.	$1,618	$1,392	$1,318

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$528	$1,550
Accumulated benefit obligation	724	295	479	1,498
Fair value of plan assets	707	248	347	1,302

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2012
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$727	$295	$625	$1,647
Accumulated benefit obligation	724	295	563	1,582
Fair value of plan assets	707	248	439	1,394

	Pension Plans with Accumulated Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

	Pension Plans with Projected Benefit Obligation in Excess of Plan Assets at December 31, 2011
(IN MILLIONS)	The Netherlands	United States	Other	Total
Projected benefit obligation	$48	$284	$517	$849
Accumulated benefit obligation	46	284	472	802
Fair value of plan assets	45	221	369	635

Net Periodic Benefit Cost

Net periodic benefit cost for the years ended December 31, 2012, 2011 and 2010, respectively, includes the following components:

	Net Periodic Pension Cost
(IN MILLIONS)	The Netherlands	United States	Other	Total
Year ended December 31, 2012
Service cost	$3	$—	$14	$17
Interest cost	28	13	25	66
Expected return on plan assets	(34)	(18)	(29)	(81)
Amortization of net loss	3	4	4	11

Net periodic pension cost	$—	$(1)	$14	$13

Year ended December 31, 2011
Service cost	$4	$—	$13	$17
Interest cost	31	15	26	72
Expected return on plan assets	(37)	(18)	(28)	(83)
Amortization of net loss	—	2	1	3
Curtailment gain	—	—	(1)	(1)

Net periodic pension cost	$(2)	$(1)	$11	$8

Year ended December 31, 2010
Service cost	$4	$—	$10	$14
Interest cost	29	15	25	69
Expected return on plan assets	(37)	(18)	(26)	(81)
Amortization of net gain	(1)	—	—	(1)
Curtailment gain	—	—	(2)	(2)

Net periodic pension cost	$(5)	$(3)	$7	$(1)

Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized

The deferred loss included as a component of accumulated other comprehensive income/(loss) that is expected to be recognized as a component of net periodic benefit cost during 2013 is as follows:

	The Netherlands	United States	Other	Total
Net actuarial loss	$(6)	$(5)	$(10)	$(21)

Weighted Average Assumptions Underlying Pension Computations

The weighted average assumptions underlying the pension computations were as follows:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Pension benefit obligation:
—discount rate	3.8%	4.7%	5.2%
—rate of compensation increase	2.1%	2.0%	2.1%
Net periodic pension costs:
—discount rate	4.7%	5.2%	5.7%
—rate of compensation increase	2.0%	2.1%	2.1%
—expected long-term return on plan assets	6.2%	6.3%	6.5%

Weighted Average Asset Allocation by Asset Category

Nielsen’s pension plans’ weighted average asset allocations by asset category are as follows:

	The Netherlands	United States	Other	Total
At December 31, 2012
Equity securities	22%	60%	47%	37%
Fixed income securities	62	40	49	54
Other	16	—	4	9

Total	100%	100%	100%	100%

At December 31, 2011
Equity securities	23%	60%	44%	36%
Fixed income securities	61	39	52	55
Other	16	1	4	9

Total	100%	100%	100%	100%

Assets at Fair Value

Assets at fair value (See Note 7 – “Fair Value Measurements” for additional information on fair value measurement and the underlying fair value hierarchy) as of December 31, 2012 and 2011 are as follows:

(IN MILLIONS)	December 31, 2012				December 31, 2011
Asset Category	Level 1	Level 2	Level 3	Total	Level 1	Level 2	Level 3	Total
Cash and equivalents	$2	$1	$—	$3	$10	$1	$—	$11
Equity securities – U.S.	31	137	—	168	27	119	—	146
Equity securities – non-U.S.	35	326	—	361	33	281	—	314
Real estate	—	—	32	32	—	—	32	32
Corporate bonds	110	433	—	543	103	393	—	496
Debt issued by national, state or local government	41	195	—	236	53	142	—	195
Other	3	18	77	98	3	15	60	78

Total Assets at Fair Value	$222	$1,110	$109	$1,441	$229	$951	$92	$1,272

Summary of Changes in Fair Value of Pension Plans Level 3 Assets

The following is a summary of changes in the fair value of the Pension Plans’ Level 3 assets for the years ended December 31, 2012 and 2011:

(IN MILLIONS)	Real Estate	Other	Total
Balance, end of year December 31, 2010	$32	$53	$85
Actual return on plan assets:
Unrealized gains	1	9	10
Effect of foreign currency translation	(1)	(2)	(3)

Balance, end of year December 31, 2011	$32	$60	$92

Actual return on plan assets:
Unrealized gains	—	16	16
Effect of foreign currency translation	—	1	1

Balance, end of year December 31, 2012	$32	$77	$109

Estimated Future Benefit Payments

Estimated future benefit payments are as follows:

(IN MILLIONS)	The Netherlands	United States	Other	Total
For the years ending December 31,
2013	$35	$10	$21	$66
2014	36	10	22	68
2015	37	11	24	72
2016	37	11	25	73
2017	38	12	27	77
2018-2022	192	68	152	412

Long-term Debt and Other Financing Arrangements (Tables)	12 Months Ended
Dec. 31, 2012
Text Block [Abstract]
Summary of Long-Term Debt

Unless otherwise stated, interest rates are as of December 31, 2012.

(IN MILLIONS)	December 31, 2012			December 31, 2011
	Weighted Interest Rate	Carrying Amount	Fair Value	Weighted Interest Rate	Carrying Amount	Fair Value
$1,610 million Senior secured term loan (LIBOR based variable rate of 2.21%) due 2013		$218	$218		$1,287	$1,270
$2,386 million Senior secured term loan (LIBOR based variable rate of 3.67%) due 2016		2,315	2,324		2,338	2,290
$1,222 million Senior secured term loan (LIBOR based variable rate of 2.46%) due 2017		1,176	1,173		—	—
€227 million Senior secured term loan (Euro LIBOR based variable rate of 2.05%) due 2013		34	34		186	183
€273 million Senior secured term loan (Euro LIBOR based variable rate of 3.62%) due 2016		347	347		345	338
$500 million 8.50% senior secured term loan due 2017		—	—		500	538
$635 million senior secured revolving credit facility (Euro LIBOR or LIBOR based variable rate) due 2016		—	—		—	—

Total senior secured credit facilities (with weighted average interest rate)	3.46%	4,090	4,096	4.13%	4,656	4,619
$325 million 11.50% senior debenture loan due 2016		—	—		307	350
$215 million 11.625% senior debenture loan due 2014		209	232		204	234
$1,080 million 7.75% senior debenture loan due 2018		1,084	1,211		1,084	1,165
$800 million 4.50% senior debenture loan due 2020		800	794		—	—
€50 million private placement debenture loan (EMTN) (3-month EURIBOR based variable rate) due 2012		—	—		65	64
€30 million 6.75% private placement debenture loan (EMTN) due 2012		—	—		39	39
$288 million 6.25% mandatory convertible subordinated bonds due 2013		288	325		288	346

Total debenture loans (with weighted average interest rate)	7.70%	2,381	2,562	9.72%	1,987	2,198
Other loans		1	1		4	4

Total long-term debt	5.02%	6,472	6,659	5.80%	6,647	6,821
Capital lease and other financing obligations		107			115
Bank overdrafts		5			1

Total debt and other financing arrangements		6,584			6,763

Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings		355			144

Non-current portion of long-term debt and capital lease and other financing obligations		$6,229			$6,619

Schedule of Long-Term Debt Currency Wise

The carrying amounts of Nielsen’s long-term debt are denominated in the following currencies:

(IN MILLIONS)	December 31, 2012	December 31, 2011
U.S. Dollars	$6,091	$6,012
Euro	381	635

	$6,472	$6,647

Annual Maturities for Long-Term Debt	Annual maturities of Nielsen’s long-term debt are as follows:

(IN MILLIONS)
2013	$629
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884

$6,472

Summary of Future Minimum Capital Lease Payments Under Non-Cancelable Capital Leases

Future minimum capital lease payments under non-cancelable capital leases at December 31, 2012 are as follows:

(IN MILLIONS)
2013	$19
2014	15
2015	14
2016	14
2017	14
Thereafter	91

Total	167
Less: amount representing interest	60

Present value of minimum lease payments	$107

Current portion	$10
Total non-current portion	97

Present value of minimum lease payments	$107

Stockholders' Equity (Tables)	12 Months Ended
Dec. 31, 2012
Equity [Abstract]
Common Stock Activity

Common stock activity is as follows:

	Year Ended December 31, 2012	Year Ended December 31, 2011	Year Ended December 31, 2010
(Actual number of shares of common stock outstanding)
Beginning of year	359,647,605	276,059,333	276,156,839
Shares of common stock issued through initial public offering	—	82,142,858	—
Shares of common stock issued through business combinations	246,627	535,353	—
Shares of common stock issued through compensation plans	2,625,651	966,580	368,259
Repurchases of common stock	—	(56,519)	(465,765)

End of year	362,519,883	359,647,605	276,059,333

Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2012
Disclosure Of Compensation Related Costs Sharebased Payments [Abstract]
Summary of Assumptions Used in Options

The following assumptions were used during 2012, 2011 and 2010:

	Year Ended December 31,
	2012	2011	2010
Expected life (years)	3.50 - 6.00	3.50 - 6.00	2.85 - 4.17
Risk-free interest rate	0.38 - 0.83%	1.18 - 2.23%	1.28 - 2.12%
Expected dividend yield	0%	0%	0%
Expected volatility	28.00 - 30.30%	31.70 - 42.00%	58.00 - 63.00%
Weighted average volatility	28.56%	33.42%	60.05%

Summary of Stock Option Plan Activity

Nielsen’s stock option plan activity is summarized below:

	Number of Options (Time Based and Performance Based)	Weighted-Average Exercise Price	Weighted- Average Remaining Contractual Term in Years	Aggregate Intrinsic Value in Millions
Stock Option Plan activity
Outstanding at December 31, 2009	16,354,797	$17.52	7.40	$29

Granted	1,094,353	18.76
Forfeited	(703,387)	(20.46)
Exercised	(625,554)	(13.42)

Outstanding at December 31, 2010	16,120,209	17.63	6.51	$77

Granted	4,307,002	30.00
Forfeited	(684,306)	(20.96)
Exercised	(1,160,878)	(13.20)

Outstanding at December 31, 2011	18,582,027	$20.65	5.77	$175

Granted	4,133,381	28.00
Forfeited	(655,034)	(24.30)
Exercised	(2,372,536)	(14.64)

Outstanding at December 31, 2012	19,687,838	$22.80	5.16	$156

Exercisable at December 31, 2012	9,986,984	$19.63	4.61	$112

Income Taxes (Tables)	12 Months Ended
Dec. 31, 2012
Income Tax Disclosure [Abstract]
Components of Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates

The components of income from continuing operations before income taxes and equity in net income of affiliates, were:

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Dutch	$20	$12	$147
Non-Dutch	398	94	(43)

Income from continuing operations before income taxes and equity in net income of affiliates	$418	$106	$104

Provision/(Benefit) for Income Taxes Attributable to Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates

The provision/(benefit) for income taxes attributable to the income/(loss) from continuing operations before income taxes and equity in net income of affiliates consisted of:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Current:
Dutch	$(20)	$3	$11
Non-Dutch	117	144	117

	97	147	128

Deferred:
Dutch	25	(13)	(1)
Non-Dutch	22	(111)	(173)

	47	(124)	(174)

Total	$144	$23	$(46)

Schedule of Provision for Income Taxes as Per Dutch Federal Income Tax Rates

The Company’s provision/(benefit) for income taxes for the years ended December 31, 2012, 2011 and 2010 was different from the amount computed by applying the statutory Dutch federal income tax rates to the underlying income from continuing operations before income taxes and equity in net income of affiliates as a result of the following:

	Year ended December 31,
(IN MILLIONS)	2012	2011	2010
Income from continuing operations before income taxes and equity in net income of affiliates	$418	$106	$104

Dutch statutory tax rate	25.0%	25.0%	25.5%

Provision/(benefit) for income taxes at the Dutch statutory rate	$105	$27	$27
Tax impact on distributions from foreign subsidiaries	35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits	15	(3)	(35)
U.S. state and local taxation	6	(4)	(24)
Withholding and other taxation	36	30	29
Effect of global financing activities	(51)	(38)	(28)
Changes in estimates for uncertain tax positions	48	22	2
Changes in valuation allowances	(15)	(25)	(25)
Effect of change in deferred tax rates	(40)	—	—
Other, net	5	5	7

Total (benefit)/provision for income taxes	$144	$23	$(46)

Effective tax rate	34.4%	21.7%	(44.2%)

Components of Current and Non-Current Deferred Income Tax Assets/(Liabilities)

(IN MILLIONS)	December 31, 2012	December 31, 2011
Deferred tax assets (on balance):
Net operating loss carryforwards	$348	$415
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues / costs	29	30
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	37

	1,270	1,273
Valuation allowances	(248)	(193)

Deferred tax assets, net of valuation allowances	1,022	1,080

Deferred tax liabilities (on balance):
Intangible assets	(1,661)	(1,723)
Fixed asset depreciation	(21)	(4)
Financial instruments	(50)	(53)
Deferred revenues / costs	—	—
Computer software	(69)	(43)

	(1,801)	(1,823)

Net deferred tax liability	$(779)	$(743)

Recognized as:
Deferred income taxes, current	$57	$55
Deferred income taxes, non-current	(836)	(798)

Total	$(779)	$(743)

Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions

A reconciliation of the beginning and ending amount of uncertain tax positions is as follows:

(IN MILLIONS)	December 31, 2012	December 31, 2011	December 31, 2010
Balance as of the beginning of period	$96	$114	$129
Additions for current year tax positions	7	4	3
Additions for tax positions of prior years	16	—	3
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation	—	—	(1)

Balance as of the end of the period	$100	$96	$114

Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Minimum Annual Payments under Nielsen's Purchase Obligations

These purchase obligations include data processing, building maintenance, trade show venues, equipment purchasing, photocopiers, land and mobile telephone service, computer software and hardware maintenance, and outsourcing.

	For the Years Ending December 31,
(IN MILLIONS)	2013	2014	2015	2016	2017	Thereafter	Total
Operating leases	$91	$78	$59	$45	$36	$84	$393
Other contractual obligations	150	47	26	12	2	2	239

Total	$241	$125	$85	$57	$38	$86	$632

Segments (Tables)	12 Months Ended
Dec. 31, 2012
Segment Reporting [Abstract]
Business Segment Information

Business Segment Information

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Revenues
Buy	$3,420	$3,409	$3,108
Watch	1,987	1,919	1,827
Expositions	183	179	168

Total	$5,590	$5,507	$5,103

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Business segment income/(loss)(1)
Buy	$686	$699	$656
Watch	846	778	701
Expositions	94	87	78
Corporate and eliminations	(21)	(21)	(27)

Total	$1,605	$1,543	$1,408

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Depreciation and amortization
Buy	$208	$198	$202
Watch	274	294	313
Expositions	23	25	27
Corporate and eliminations	8	7	12

Total	$513	$524	$554

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Restructuring charges
Buy	$60	$57	$27
Watch	18	15	15
Expositions	(1)	2	2
Corporate and eliminations	7	10	17

Total	$84	$84	$61

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Stock-based compensation expense
Buy	$10	$8	$7
Watch	7	5	3
Expositions	—	—	—
Corporate and eliminations	17	14	8

Total	$34	$27	$18

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Other items(2)
Buy	$(1)	$4	$6
Watch	—	—	2
Expositions	—	—	—
Corporate and eliminations	13	108	36

Total	$12	$112	$44

	Year Ended December 31,
(IN MILLIONS)	2012	2011	2010
Operating income/(loss)
Buy	$409	$432	$414
Watch	547	464	368
Expositions	72	60	49
Corporate and eliminations	(66)	(160)	(100)

Total	$962	$796	$731

(IN MILLIONS)	December 31, 2012	December 31, 2011
Total assets
Buy	$6,885	$6,782
Watch	6,706	6,560
Expositions	758	794
Corporate and eliminations(3)	236	368

Total	$14,585	$14,504

(1)	The Company’s chief operating decision making group uses business segment income/(loss) to measure performance from period to period both at the consolidated level as well as within its operating segments
(2)	Other items for the year ended December 31, 2012 primarily consist of deal related costs. Other items for the year ended December 31, 2011 primarily consist of Sponsor Advisory Fees (including termination payments of $102 million), costs related to our initial public offering and other deal related fees. Other items for the year ended December 31, 2010 primarily include Sponsor Advisory Fees of $12 million, Transformation Initiative and other dual running costs of $16 million and fees associated with certain consulting arrangements and preparatory costs for the Company’s initial public offering of common stock of $16 million.
(3)	Includes deferred financing costs of $60 million and $73 million as of December 31, 2012 and 2011, respectively.

(IN MILLIONS)	Year ended December 31,
	2012	2011	2010
Capital expenditures
Buy	$171	$178	$156
Watch	179	182	164
Expositions	5	7	6
Corporate and eliminations	3	—	8

Total	$358	$367	$334

Geographic Segment Information

Geographic Segment Information

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2012
United States	$2,820	$529	$9,540
North and South America, excluding the United States	640	170	1,313
The Netherlands	39	2	8
Other Europe, Middle East & Africa	1,353	178	1,097
Asia Pacific	738	83	509

Total	$5,590	$962	$12,467

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)	Long- lived Assets(2)
2011
United States	$2,677	$425	$9,531
North and South America, excluding the United States	625	184	1,212
The Netherlands	43	(92)	3
Other Europe, Middle East & Africa	1,447	184	1,074
Asia Pacific	715	95	505

Total	$5,507	$796	$12,325

(IN MILLIONS)	Revenues(1)	Operating Income/ (Loss)
2010
United States	$2,557	$297
North and South America, excluding the United States	551	157
The Netherlands	41	(5)
Other Europe, Middle East & Africa	1,330	191
Asia Pacific	624	91

Total	$5,103	$731

(1)	Revenues are attributed to geographic areas based on the location of customers.
(2)	Long-lived assets include property, plant and equipment, goodwill and other intangible assets.

Additional Financial Information (Tables)	12 Months Ended
Dec. 31, 2012
Payables And Accruals [Abstract]
Accounts Payable and Other Current Liabilities

Accounts payable and other current liabilities

(IN MILLIONS)	December 31, 2012	December 31, 2011
Trade payables	$150	$180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	49	51
Other current liabilities(1)	222	236

Total accounts payable and other current liabilities	$967	$1,025

(1)	Other includes multiple items, none of which is individually significant.

Quarterly Financial Data (Tables)	12 Months Ended
Dec. 31, 2012
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Data

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2012
Revenues	$1,334	$1,380	$1,418	$1,458
Operating income	157	240	283	282
Income from continuing operations before income taxes and equity in net income of affiliates	37	140	178	63
Discontinued operations, net of tax	(2)	—	(1)	(4)
Net income attributable to Nielsen stockholders	$25	$104	$105	$39

Net income per share of common stock, basic
Income from continuing operations	$0.07	$0.29	$0.30	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.29	$0.29	$0.11

Net income per share of common stock, diluted
Income from continuing operations	$0.07	$0.29	$0.29	$0.11
Discontinued operations, net of tax	(0.01)	—	—	(0.01)
Net income attributable to Nielsen stockholders	$0.07	$0.28	$0.29	$0.11

(IN MILLIONS, EXCEPT PER SHARE DATA)	First Quarter	Second Quarter	Third Quarter	Fourth Quarter
2011
Revenues	$1,296	$1,390	$1,407	$1,414
Operating income	51	219	266	260
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates(1)	(312)	106	150	162
Discontinued operations, net of tax	(1)	—	—	2
Net (loss)/income attributable to Nielsen stockholders	$(182)	$69	$102	$95

Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.26
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

Net loss/income per share of common stock, diluted
(Loss)/income from continuing operations	$(0.54)	$0.19	$0.29	$0.25
Discontinued operations, net of tax	$—	$—	$—	$—
Net (loss)/income attributable to Nielsen stockholders	$(0.55)	$0.19	$0.28	$0.26

(1)	Includes $102 million for the termination and settlement of the Sponsor Advisory Agreement and $231 million for the redemption and retirement of certain indebtedness in conjunction with the Company’s initial public offering of common stock in the first quarter of 2011.

Description of Business, Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	1 Months Ended			12 Months Ended					12 Months Ended	1 Months Ended		12 Months Ended
	Mar. 31, 2012 USD ($)	Jan. 31, 2011 USD ($)	Jan. 31, 2011 EUR (€)	Dec. 31, 2012 USD ($) Segment	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€) Country	Dec. 31, 2011 EUR (€)	Dec. 31, 2012 Venezuela [Member] USD ($)	Feb. 28, 2013 Subsequent Event [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Minimum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Minimum [Member] Equipment [Member]	Dec. 31, 2012 Maximum [Member] M	Dec. 31, 2012 Maximum [Member] Buildings and related leasehold improvements [Member]	Dec. 31, 2012 Maximum [Member] Equipment [Member]
Organization Basis Of Presentation And Summary Of Significant Accounting Policies [Line Items]
Common stock, shares issued in initial public offering		82,142,858	82,142,858		82,142,858
Common stock, par value			€ 0.07				€ 0.07	€ 0.07
Common stock, price per share in initial public offering		$ 23
Common stock, shares issued	34,500,000									40,814,883
Common stock, price per share	$ 30.25									$ 32.55
Common stock owned				236,266,399						195,463,201
Percentage of common stock owned				65.00%						52.00%
Number of reportable segments				3
Number of countries in which entity operates							100
Equity method investments, percentage											20.00%			50.00%
Cost method investments, percentage				20.00%
Percentage of foreign currency devaluation									32.00%
Foreign currency exchange transaction (losses)/gains, net				$ (17)	$ (9)	$ 136			$ 12
Impairment in other expense				6
Cash equivalents original maturity period														3
Property, plant and equipment estimated useful life												25 years	3 years		50 years	10 years
Advertising and marketing expenses				18	20	20
Stock-based compensation				$ 34	$ 27	$ 18
Anti-dilutive shares excluded from calculation of earning per share under compensation plan				7,698,964	4,537,689	2,840,615
Convertible share of common stock				10,416,700

Description of Business, Basis of Presentation and Significant Accounting Policies - Schedule of Estimated Useful Life of Intangible Assets with Finite Lives (Detail)	12 Months Ended
Dec. 31, 2012
Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	16 years
Customer-related intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	22 years
Covenants-not-to-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	5 years
Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	4 years
Patents and other [Member]
Finite-Lived Intangible Assets [Line Items]
Weighted Average	5 years
Minimum [Member] | Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	5 years
Minimum [Member] | Customer-related intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	6 years
Minimum [Member] | Covenants-not-to-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	2 years
Minimum [Member] | Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Minimum [Member] | Patents and other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	3 years
Maximum [Member] | Trade names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	20 years
Maximum [Member] | Customer-related intangibles [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	25 years
Maximum [Member] | Covenants-not-to-compete [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Maximum [Member] | Computer software [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	7 years
Maximum [Member] | Patents and other [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible estimated useful lives	10 years

Business Acquisitions - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Business Combinations [Abstract]
Net of cash paid for acquisitions	$ 160	$ 123	$ 55

Business Divestitures - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Oct. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Net cash paid for divestiture of business	$ 4
Cash consideration received on divestitures		5	17
Cash settlement on discontinued operations				12
Legal fees for settlement of discontinued operations			7
Tax effect on settlement of discontinued operations			$ 5

Business Divestitures - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Revenues								$ 8
Operating loss								(26)
Loss from operations before income taxes								(26)
Benefit for income taxes								9
Loss from operations								(17)
Gain/(Loss) on sale, net of tax							1	(5)
(Loss)/Income from discontinued operations, net of tax	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)

Business Divestitures - Summarized Results of Operations for Discontinued Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010
Discontinued Operations And Disposal Groups [Abstract]
Loss on sale of discontinued operations	$ (1)	$ 5
Tax effect		$ 3

Goodwill and Other Intangible Assets - Summary of Changes in Carrying Amount of Goodwill (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 Buy [Member]	Dec. 31, 2011 Buy [Member]	Dec. 31, 2012 Watch [Member]	Dec. 31, 2011 Watch [Member]	Dec. 31, 2012 Expositions [Member]	Dec. 31, 2010 Expositions [Member]
Goodwill [Line Items]
Balance beginning	$ 7,155	$ 7,096	$ 3,055	$ 2,990	$ 3,540	$ 3,546	$ 560	$ 560
Acquisitions, divestitures and other adjustments	136	123	14	123	117		5
Effect of foreign currency translation	61	(64)	57	(58)	4	(6)
Balance ending	7,352	7,155	3,126	3,055	3,661	3,540	565	560
Cumulative Impairments	$ 378				$ 376		$ 2

Goodwill and Other Intangible Assets - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Goodwill And Other Intangible Assets [Abstract]
Goodwill deductible for income tax purposes	$ 122
Amortization expense, intangible assets	320	319	319
Amortization expense, computer software	$ 156	$ 158	$ 164

Goodwill and Other Intangible Assets - Other Intangible Assets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	$ 4,452	$ 4,140
Amortized intangibles, Accumulated Amortization	(1,818)	(1,500)
Trade names and trademarks [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Indefinite-lived intangibles, Gross Amounts	1,921	1,921
Amortized intangibles, Gross Amounts	128	113
Indefinite-lived intangibles, Accumulated Amortization
Amortized intangibles, Accumulated Amortization	(46)	(37)
Customer-related intangibles [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	2,882	2,823
Amortized intangibles, Accumulated Amortization	(886)	(747)
Covenants-not-to-compete [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	36	32
Amortized intangibles, Accumulated Amortization	(25)	(22)
Computer software [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	1,316	1,089
Amortized intangibles, Accumulated Amortization	(804)	(648)
Patents and other [Member]
Finite And Indefinite Lived Intangible Assets [Line Items]
Amortized intangibles, Gross Amounts	90	83
Amortized intangibles, Accumulated Amortization	$ (57)	$ (46)

Goodwill and Other Intangible Assets - Summary of Estimated Future Amortization Expense (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Goodwill And Intangible Assets Disclosure [Abstract]
2013	$ 330
2014	303
2015	269
2016	194
2017	165
Thereafter	1,373
Total	$ 2,634

Property, Plant and Equipment - Schedule of Property, Plant and Equipment (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 1,307	$ 1,290
Less accumulated depreciation and amortization	(747)	(681)
Property, plant and equipment, Net	560	609
Land and buildings [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	341	359
Information and communication equipment [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	839	771
Furniture, equipment and other [Member]
Property, Plant and Equipment [Line Items]
Property, plant and equipment, Gross	$ 127	$ 160

Property, Plant and Equipment - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Property, Plant and Equipment [Line Items]
Depreciation and amortization expense from continuing operations	$ 183	$ 171	$ 168
Depreciation and amortization	513	524	554
Capital lease and other financing obligations [Member]
Property, Plant and Equipment [Line Items]
Depreciation and amortization	7	7	7
Capital leases and other financing obligations	$ 139	$ 144

Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Detail) (Financial Assets and Liabilities Measured on Recurring Basis [Member], USD $)
In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Assets:
Asset	$ 37	$ 43
Liabilities:
Liabilities	44	44
Interest rate contracts [Member]
Liabilities:
Liabilities	22	24
Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	20
Investments in equity securities [Member]
Assets:
Asset	13	21
Plan assets for deferred compensation [Member]
Assets:
Asset	22	20
Investment in mutual funds [Member]
Assets:
Asset	2	2
Level 1 [Member]
Assets:
Asset	37	43
Liabilities:
Liabilities	22	20
Level 1 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities
Level 1 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities	22	20
Level 1 [Member] | Investments in equity securities [Member]
Assets:
Asset	13	21
Level 1 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset	22	20
Level 1 [Member] | Investment in mutual funds [Member]
Assets:
Asset	2	2
Level 2 [Member]
Assets:
Asset
Liabilities:
Liabilities	22	24
Level 2 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities	22	24
Level 2 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities
Level 2 [Member] | Investments in equity securities [Member]
Assets:
Asset
Level 2 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset
Level 2 [Member] | Investment in mutual funds [Member]
Assets:
Asset
Level 3 [Member]
Assets:
Asset
Liabilities:
Liabilities
Level 3 [Member] | Interest rate contracts [Member]
Liabilities:
Liabilities
Level 3 [Member] | Deferred compensation liabilities [Member]
Liabilities:
Liabilities
Level 3 [Member] | Investments in equity securities [Member]
Assets:
Asset
Level 3 [Member] | Plan assets for deferred compensation [Member]
Assets:
Asset
Level 3 [Member] | Investment in mutual funds [Member]
Assets:
Asset

Fair Value Measurements - Financial Assets and Liabilities Measured on Recurring Basis (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
Dec. 31, 2012
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment in other expense	$ 6
Financial Assets and Liabilities Measured on Recurring Basis [Member]
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Impairment in other expense	$ 6

Fair Value Measurements - Additional Information (Detail)	12 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 Interest rate contracts [Member]	Nov. 30, 2012 Interest rate contracts [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)	Nov. 30, 2011 Interest rate contracts [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)	Nov. 30, 2011 Interest rate contracts [Member] Derivatives Designated as Hedging Instruments [Member] EUR (€)	Mar. 31, 2010 Interest rate contracts [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)	Feb. 28, 2010 Interest rate contracts [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)	Aug. 31, 2011 Forward interest swap [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)	Nov. 30, 2010 Forward interest swap [Member] Derivatives Designated as Hedging Instruments [Member] USD ($)
Maturity Date		Nov 1, 2016
Notional amount of interest rate swap			$ 500,000,000	$ 125,000,000	€ 125,000,000	$ 250,000,000		$ 250,000,000	$ 1,000,000,000
Interest rate swap maturity term			4 years	4 years	4 years	3 years		4 years	3 years
Average variable interest rate			0.57%					0.84%	0.72%
Lower variable interest rate range				0.84%	0.84%
Higher variable interest rate range				1.30%	1.30%
Additional notional amount of interest rate swap									250,000,000
Variable interest rate						1.69%			1.26%
Matured notional amount of interest rate swap							500,000,000
Pre-tax losses from accumulated other comprehensive loss to interest expense expected to be recognized in next twelve months	$ 14,000,000

Fair Value Measurements - Outstanding Interest Rate Swaps (Detail)	12 Months Ended
	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on March 2013 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2013 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2014 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on September 2015 [Member] USD ($)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] USD ($)	Dec. 31, 2012 Euro term loan floating-to-fixed rate swaps Maturing on November 2015 [Member] EUR (€)	Dec. 31, 2012 US Dollar term loan floating-to-fixed rate swaps Maturing on November 2016 [Member] USD ($)
Derivative Instruments, Gain (Loss) [Line Items]
Notional Amount	$ 250,000,000	$ 1,000,000,000	$ 250,000,000	$ 250,000,000	$ 125,000,000	€ 125,000,000	$ 500,000,000
Maturity Date	Mar 1, 2013	Nov 1, 2013	Nov 1, 2014	Sep 1, 2015	Nov 1, 2015	Nov 1, 2015	Nov 1, 2016

Fair Value Measurements - Fair Values of Derivative Instruments in Consolidated Balance Sheets (Detail) (Derivatives Designated as Hedging Instruments [Member], Interest rate contracts [Member], USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Derivatives Designated as Hedging Instruments [Member] | Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Accounts Payable and Other Current Liabilities	$ 6	$ 10
Other Non-Current Liabilities	$ 16	$ 14

Fair Value Measurements - Derivatives in Cash Flow Hedging Relationships (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Interest rate contracts [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Recognized in OCI on Derivatives(Effective Portion)	$ 23	$ 38	$ 12
Interest expense [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of Loss Reclassified from OCI into Income (Effective Portion)	25	21	14
Amount of Loss Recognized in Income on Derivatives(Ineffective Portion and Amount Excluded from Effectiveness Testing)		$ 19	$ 50

Fair Value Measurements - Derivatives Not Designated as Hedging Instruments (Detail) (Derivatives Not Designated as Hedging Instruments [Member], USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		$ 1	$ 27
Interest rate contracts [Member]
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives		1	18
Foreign currency forward contracts [Member]
Derivatives, Fair Value [Line Items]
Amount of Loss Recognized in Statement of Operations on Derivatives			$ 9

Restructuring Activities - Summary of Changes in Liabilities for Restructuring Activities (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Restructuring Cost and Reserve [Line Items]
Beginning Balance	$ 67	$ 65	$ 75
Charges	84	84	61
Payments	(82)	(82)	(70)
Non-cash charges and other adjustments	(5)		2
Effect of foreign currency translation			(3)
Ending Balance	64	67	65
Transformation Initiative [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance		2	46
Charges			(9)
Payments		(2)	(37)
Non-cash charges and other adjustments			3
Effect of foreign currency translation			(1)
Ending Balance			2
Productivity Initiatives and Legacy Programs [Member]
Restructuring Cost and Reserve [Line Items]
Beginning Balance	67	63	29
Charges	84	84	70
Payments	(82)	(80)	(33)
Non-cash charges and other adjustments	(5)		(1)
Effect of foreign currency translation			(2)
Ending Balance	$ 64	$ 67	$ 63

Restructuring Activities - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Restructuring reserve	$ 64	$ 67	$ 65	$ 75
Restructuring actions for remaining liabilities, current	53
Restructuring charges	84	84	61
Employee severance [Member]
Net credits related to previously established liabilities			9
Employee severance [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring charges	84	84	70
Lease termination charges [Member] | Productivity Initiatives and Legacy Programs [Member]
Restructuring charges	$ 5		$ 11

Pensions and Other Post-Retirement Benefits - Summary of Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Change in projected benefit obligation
Benefit obligation at beginning of period	$ 1,441	$ 1,378
Service cost	17	17	14
Interest cost	66	72	69
Plan participants' contributions	2	3
Actuarial losses	204	68
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	32	(20)
Benefit obligation at end of period	1,686	1,441	1,378
Change in plan assets
Fair value of plan assets at beginning of period	1,272	1,263
Actual return on plan assets	147	45
Employer contributions	64	53
Plan participants' contributions	2	3
Benefits paid	(69)	(68)
Expenses paid	(3)	(4)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance	4
Effect of foreign currency translation	27	(17)
Fair value of plan assets at end of period	1,441	1,272	1,263
Funded status	(245)	(169)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	44
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(252)	(211)
Net amount recognized	(245)	(169)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	137	99
Amortization of net loss	(11)	(3)	1
Amortization and impact of curtailments/settlements		(4)
Total recognized in other comprehensive income/(loss)	126	95
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	389	263
The Netherlands [Member]
Change in projected benefit obligation
Benefit obligation at beginning of period	606	594
Service cost	3	4
Interest cost	28	31
Plan participants' contributions		1
Actuarial losses	112	29
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation	13	(15)
Benefit obligation at end of period	727	606
Change in plan assets
Fair value of plan assets at beginning of period	639	663
Actual return on plan assets	79	22
Employer contributions	7	5
Plan participants' contributions		1
Benefits paid	(33)	(35)
Expenses paid	(2)	(3)
Premiums paid
Settlements
Insurance	4
Effect of foreign currency translation	13	(14)
Fair value of plan assets at end of period	707	639
Funded status	(20)	33
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets		36
Current liabilities
Accrued benefit liability included in other non-current liabilities	(20)	(3)
Net amount recognized	(20)	33
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	65	39
Amortization of net loss	(3)
Amortization and impact of curtailments/settlements
Total recognized in other comprehensive income/(loss)	62	39
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	165	103
United States [Member]
Change in projected benefit obligation
Benefit obligation at beginning of period	284	267
Service cost
Interest cost	13	15	15
Plan participants' contributions
Actuarial losses	8	12
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Amendments
Curtailments
Settlements
Acquisition
Effect of foreign currency translation
Benefit obligation at end of period	295	284	267
Change in plan assets
Fair value of plan assets at beginning of period	221	204
Actual return on plan assets	29	8
Employer contributions	8	19
Plan participants' contributions
Benefits paid	(10)	(10)
Expenses paid
Premiums paid
Settlements
Insurance
Effect of foreign currency translation
Fair value of plan assets at end of period	248	221	204
Funded status	(47)	(63)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets
Current liabilities
Accrued benefit liability included in other non-current liabilities	(47)	(63)
Net amount recognized	(47)	(63)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	(3)	22
Amortization of net loss	(4)	(2)
Amortization and impact of curtailments/settlements		(3)
Total recognized in other comprehensive income/(loss)	(7)	19
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	74	81
Other [Member]
Change in projected benefit obligation
Benefit obligation at beginning of period	551	517
Service cost	14	13	10
Interest cost	25	26	25
Plan participants' contributions	2	2
Actuarial losses	84	27
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Amendments	(2)
Curtailments	(1)	(2)
Settlements	(2)	(2)
Acquisition	2
Effect of foreign currency translation	19	(5)
Benefit obligation at end of period	664	551	517
Change in plan assets
Fair value of plan assets at beginning of period	412	396
Actual return on plan assets	39	15
Employer contributions	49	29
Plan participants' contributions	2	2
Benefits paid	(26)	(23)
Expenses paid	(1)	(1)
Premiums paid	(1)	(1)
Settlements	(2)	(2)
Insurance
Effect of foreign currency translation	14	(3)
Fair value of plan assets at end of period	486	412	396
Funded status	(178)	(139)
Amounts recognized in the Consolidated Balance Sheets
Pension assets included in other non-current assets	9	8
Current liabilities	(2)	(2)
Accrued benefit liability included in other non-current liabilities	(185)	(145)
Net amount recognized	(178)	(139)
Amounts recognized in Accumulated Other Comprehensive Income/(Loss), before tax
Net loss/(gain)	75	38
Amortization of net loss	(4)	(1)
Amortization and impact of curtailments/settlements		(1)
Total recognized in other comprehensive income/(loss)	71	37
Amounts not yet reflected in net periodic benefit cost and included in Accumulated Other Comprehensive Income/(Loss), before tax
Unrecognized losses	$ 150	$ 79

Pensions and Other Post-Retirement Benefits - Total Accumulated Benefit Obligation and Minimum Liability Changes For Pension Plans (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Accumulated benefit obligation	$ 1,618	$ 1,392	$ 1,318
Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	1,550	849
Accumulated benefit obligation	1,498	802
Fair value of plan assets	1,302	635
Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	1,647	849
Accumulated benefit obligation	1,582	802
Fair value of plan assets	1,394	635
The Netherlands [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
The Netherlands [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	727	48
Accumulated benefit obligation	724	46
Fair value of plan assets	707	45
United States [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
United States [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	295	284
Accumulated benefit obligation	295	284
Fair value of plan assets	248	221
Other [Member] | Accumulated Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	528	517
Accumulated benefit obligation	479	472
Fair value of plan assets	347	369
Other [Member] | Projected Benefit Obligation [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Projected benefit obligation	625	517
Accumulated benefit obligation	563	472
Fair value of plan assets	$ 439	$ 369

Pensions and Other Post-Retirement Benefits - Net Periodic Benefit Cost (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	$ 17	$ 17	$ 14
Interest cost	66	72	69
Expected return on plan assets	(81)	(83)	(81)
Amortization of net loss (gain)	11	3	(1)
Curtailment gain		(1)	(2)
Net periodic pension cost	13	8	(1)
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	3	4	4
Interest cost	28	31	29
Expected return on plan assets	(34)	(37)	(37)
Amortization of net loss (gain)	3		(1)
Net periodic pension cost		(2)	(5)
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost
Interest cost	13	15	15
Expected return on plan assets	(18)	(18)	(18)
Amortization of net loss (gain)	4	2
Net periodic pension cost	(1)	(1)	(3)
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Service cost	14	13	10
Interest cost	25	26	25
Expected return on plan assets	(29)	(28)	(26)
Amortization of net loss (gain)	4	1
Curtailment gain		(1)	(2)
Net periodic pension cost	$ 14	$ 11	$ 7

Pensions and Other Post-Retirement Benefits - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gains		$ 1	$ 2
Defined contribution plan expenses	37	37	35
Percentage of contribution by the employer, minimum	3.00%
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Contribution to the pension plans	7
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Curtailment gains		1	2
Contribution to the pension plans	$ 40
Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	40.00%
Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	56.00%
Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Allocation of assets	4.00%

Pensions and Other Post-Retirement Benefits - Component of Accumulated Other Comprehensive Income/(Loss) Expected to be Recognized (Detail) (USD $)	12 Months Ended
Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	$ (21)
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	(6)
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	(5)
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Net actuarial loss	$ (10)

Pensions and Other Post-Retirement Benefits - Weighted Average Assumptions Underlying Pension Computations (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension benefit obligation:
Pension benefit obligation -discount rate	3.80%	4.70%	5.20%
Pension benefit obligation -rate of compensation increase	2.10%	2.00%	2.10%
Net periodic pension costs:
Net periodic pension costs -discount rate	4.70%	5.20%	5.70%
Net periodic pension costs -rate of compensation increase	2.00%	2.10%	2.10%
Net periodic pension costs -expected long-term return on plan assets	6.20%	6.30%	6.50%

Pensions and Other Post-Retirement Benefits - Weighted Average Asset Allocation by Asset Category (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	37.00%	36.00%
Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	54.00%	55.00%
Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	9.00%	9.00%
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
The Netherlands [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	22.00%	23.00%
The Netherlands [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	62.00%	61.00%
The Netherlands [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	16.00%	16.00%
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
United States [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	60.00%	60.00%
United States [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	40.00%	39.00%
United States [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations		1.00%
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	100.00%	100.00%
Other [Member] | Equity securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	47.00%	44.00%
Other [Member] | Fixed income securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	49.00%	52.00%
Other [Member] | Other securities [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Weighted average asset allocations	4.00%	4.00%

Pensions and Other Post-Retirement Benefits - Assets at Fair Value (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 1,441	$ 1,272	$ 1,263
Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	11
Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	168	146
Equity Securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	361	314
Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	543	496
Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	236	195
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	98	78
Level 1 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	222	229
Level 1 [Member] | Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	2	10
Level 1 [Member] | Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	31	27
Level 1 [Member] | Equity Securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	35	33
Level 1 [Member] | Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	110	103
Level 1 [Member] | Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	41	53
Level 1 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	3	3
Level 2 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1,110	951
Level 2 [Member] | Cash and equivalents [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	1	1
Level 2 [Member] | Equity securities - U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	137	119
Level 2 [Member] | Equity Securities - non-U.S. [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	326	281
Level 2 [Member] | Corporate bonds [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	433	393
Level 2 [Member] | Debt issued by national, state or local government [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	195	142
Level 2 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	18	15
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	109	92
Level 3 [Member] | Real Estate [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	32	32
Level 3 [Member] | Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Total Assets at Fair Value	$ 77	$ 60

Pensions and Other Post-Retirement Benefits - Summary of Changes in Fair Value of Pension Plans Level 3 Assets (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Actual return on plan assets:
Effect of foreign currency translation	$ 27	$ (17)
Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	92	85
Actual return on plan assets:
Unrealized gains	16	10
Effect of foreign currency translation	1	(3)
Balance, end of year	109	92
Real Estate [Member] | Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year		32
Actual return on plan assets:
Unrealized gains		1
Effect of foreign currency translation		(1)
Balance, end of year	32	32
Other [Member] | Level 3 [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
Balance, beginning of year	60	53
Actual return on plan assets:
Unrealized gains	16	9
Effect of foreign currency translation	1	(2)
Balance, end of year	$ 77	$ 60

Pensions and Other Post-Retirement Benefits - Estimated Future Benefit Payments (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	$ 66
2014	68
2015	72
2016	73
2017	77
2018-2022	412
The Netherlands [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	35
2014	36
2015	37
2016	37
2017	38
2018-2022	192
United States [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	10
2014	10
2015	11
2016	11
2017	12
2018-2022	68
Other [Member]
Pension Plans, Postretirement and Other Employee Benefits [Line Items]
2013	21
2014	22
2015	24
2016	25
2017	27
2018-2022	$ 152

Long-Term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Instrument [Line Items]
Weighted Interest Rate	5.02%	5.80%
Total long-term debt, Carrying Amount	$ 6,472	$ 6,647
Capital lease and other financing obligations	107	115
Bank overdrafts	5	1
Total debt and other financing arrangements	6,584	6,763
Less: Current portion of long-term debt, capital lease and other financing obligations and other short-term borrowings	355	144
Non-current portion of long-term debt and capital lease and other financing obligations	6,229	6,619
Long term debt, Fair Value	6,659	6,821
Senior secured term loan due 2013 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	218	1,287
Long term debt, Fair Value	218	1,270
Senior secured term loan due 2013 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	34	186
Long term debt, Fair Value	34	183
Senior secured term loan due 2016 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	2,315	2,338
Long term debt, Fair Value	2,324	2,290
Senior secured term loan due 2016 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	347	345
Long term debt, Fair Value	347	338
Senior secured term loan due 2017 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		500
Long term debt, Fair Value		538
Senior secured term loan due 2017 [Member] | LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,176
Long term debt, Fair Value	1,173
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	4,090	4,656
Long term debt, Fair Value	4,096	4,619
Senior debenture loan due 2016 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		307
Long term debt, Fair Value		350
Senior debenture loan due 2014 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	209	204
Long term debt, Fair Value	232	234
Senior debenture loan due 2018 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1,084	1,084
Long term debt, Fair Value	1,211	1,165
Senior debenture loan due 2020 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	800
Long term debt, Fair Value	794
Private placement debenture loan due 2012 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		39
Long term debt, Fair Value		39
Private placement debenture loan due 2012 [Member] | Euro LIBOR based variable rate [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount		65
Long term debt, Fair Value		64
Mandatory convertible subordinated bonds due 2013 [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	288	288
Long term debt, Fair Value	325	346
Debenture loans [Member]
Debt Instrument [Line Items]
Weighted Interest Rate	7.70%	9.72%
Total long-term debt, Carrying Amount	2,381	1,987
Long term debt, Fair Value	2,562	2,198
Other loans [Member]
Debt Instrument [Line Items]
Total long-term debt, Carrying Amount	1	4
Long term debt, Fair Value	$ 1	$ 4
Senior secured credit facilities [Member]
Debt Instrument [Line Items]
Weighted Interest Rate	3.46%	4.13%

Long-Term Debt and Other Financing Arrangements - Summary of Long-Term Debt (Parenthetical) (Detail) In Millions, unless otherwise specified	1 Months Ended	12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended
	Aug. 31, 2006	Dec. 31, 2012 Senior secured term loan due 2013 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2013 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2013 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2011 Senior secured term loan due 2013 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Senior secured term loan due 2016 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2016 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2011 Senior secured term loan due 2016 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Senior secured term loan due 2017 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2017 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2011 Senior secured term loan due 2017 [Member] LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior secured revolving credit facility due 2016 [Member] Euro LIBOR based variable rate [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2016 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2016 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2011 Senior debenture loan due 2014 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2018 [Member] USD ($)	Dec. 31, 2012 Senior debenture loan due 2020 [Member] USD ($)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member] Euro LIBOR based variable rate [Member] EUR (€)	Dec. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)
Debt Instrument [Line Items]
Debt instrument face value		$ 1,610	$ 1,610	€ 227	€ 227	$ 2,386	$ 2,386	€ 273	€ 273	$ 500	$ 1,222	$ 1,222	$ 635
Senior debenture face amount														$ 325	$ 325	$ 215	$ 215	$ 1,080	$ 800	€ 30	€ 50	$ 288
Debt instrument basis spread on variable rate		2.21%		2.05%		3.67%		3.62%			2.46%
Debt instrument interest rate stated percentage										8.50%				11.50%		11.63%		7.75%	4.50%	6.75%		6.25%
Debt instrument maturity year	2014	2013		2013		2016		2016		2017	2017		2016	2016		2014		2018	2020	2012	2012	2013

Long-Term Debt and Other Financing Arrangements - Schedule of Long-Term Debt Currency Wise (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Carrying Amount of Long Term Debt	$ 6,472	$ 6,647
U.S. Dollars [Member]
Carrying Amount of Long Term Debt	6,091	6,012
Euro [Member]
Carrying Amount of Long Term Debt	$ 381	$ 635

Long-Term Debt and Other Financing Arrangements - Annual Maturities for Long-Term Debt (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Debt Disclosure [Abstract]
2013	$ 629
2014	344
2015	150
2016	2,732
2017	733
Thereafter	1,884
Total	$ 6,472	$ 6,647

Long-Term Debt and Other Financing Arrangements - Additional Information (Detail)	1 Months Ended		3 Months Ended	12 Months Ended							1 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		2 Months Ended	1 Months Ended		12 Months Ended	1 Months Ended		12 Months Ended	6 Months Ended	12 Months Ended				1 Months Ended	12 Months Ended	1 Months Ended		12 Months Ended			1 Months Ended								1 Months Ended		1 Months Ended			12 Months Ended		1 Months Ended	12 Months Ended						12 Months Ended		1 Months Ended	12 Months Ended						1 Months Ended	12 Months Ended		1 Months Ended
	Jan. 31, 2011 USD ($)	Aug. 31, 2006	Mar. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Dec. 31, 2010 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2009	Apr. 16, 2008 Eurodollar Loans [Member] USD ($)	Mar. 31, 2011 Revolving credit commitments [Member] USD ($)	Dec. 31, 2012 Revolving credit commitments [Member] USD ($)	Dec. 31, 2011 Revolving credit commitments [Member] USD ($)	Mar. 31, 2011 New revolving credit commitments [Member] USD ($)	Dec. 31, 2012 7.75% Senior Notes Due 2018 [Member] USD ($)	Feb. 29, 2012 Subsequent Event [Member] USD ($)	Aug. 31, 2006 11.125% Senior Discount Notes Due 2016 [Member] EUR (€)	Mar. 31, 2011 11.125% Senior Discount Notes Due 2016 [Member] USD ($)	Dec. 31, 2011 Private placement debenture loan due 2011 [Member] JPY (¥)	May 31, 2011 Private placement debenture loan due 2012 [Member] EUR (€)	Dec. 31, 2012 Private placement debenture loan due 2012 [Member]	Apr. 30, 2012 Private placement debenture loan due April 2011 [Member] EUR (€)	Feb. 29, 2012 Private placement debenture loan due April 2011 [Member] EUR (€)	Dec. 31, 2012 Debenture loans [Member]	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2010 Other loans [Member] USD ($)	Dec. 31, 2009 Other loans [Member] USD ($)	Dec. 31, 2012 Other loans [Member] Euro denominated variable rate senior secured term loans due 2013 [Member]	Dec. 31, 2012 Other loans [Member] Euro denominated variable rate senior secured term loans due 2016 [Member]	Feb. 28, 2011 11.50% Senior Discount Notes Due 2016 [Member] USD ($)	Feb. 28, 2011 11.625% Senior Discount Notes Due 2014 [Member] USD ($)	Feb. 28, 2011 12.50% Senior Subordinated discount notes due 2016 [Member] USD ($)	Aug. 31, 2006 12.50% Senior Subordinated discount notes due 2016 [Member] USD ($)	Dec. 31, 2012 Senior secured term loan due 2016 [Member]	Dec. 31, 2012 Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Senior secured term loan due 2016 [Member] Base rate loans [Member]	Jan. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 31, 2011 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Oct. 31, 2012 4.50% Senior Notes due 2020 [Member] USD ($)	Apr. 30, 2009 11.50% Senior Notes Due 2016 [Member] USD ($)	Oct. 31, 2012 11.50% Senior Notes Due 2016 [Member] Prepaid its 8.50% Senior Secured Term Loan due 2017 [Member] USD ($)	Nov. 30, 2010 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 10% Senior Notes due 2014 [Member] USD ($)	Apr. 16, 2008 10% Senior Notes due 2014 [Member] USD ($)	Aug. 31, 2006 9% Senior Notes due 2014 [Member]	Dec. 31, 2010 9% Senior Notes due 2014 [Member]	Dec. 31, 2010 9% Senior Notes due 2014 [Member] Eurodollar Loans [Member] EUR (€)	Aug. 31, 2006 9% Senior Notes due 2014 [Member] Eurodollar Loans [Member] EUR (€)	Jan. 31, 2009 11.625% Senior Notes Due 2014 [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2011 Minimum [Member]	Feb. 29, 2012 Minimum [Member] Subsequent Event [Member]	Dec. 31, 2012 Minimum [Member] LIBOR Rate [Member] Floating rate [Member]	Dec. 31, 2012 Minimum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2016 [Member] Base rate loans [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Minimum [Member] Senior secured term loan due 2013 [Member] Base rate loans [Member]	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2011 Maximum [Member]	Feb. 29, 2012 Maximum [Member] Subsequent Event [Member]	Dec. 31, 2012 Maximum [Member] LIBOR Rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member] Base rate [Member] Floating rate [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2016 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2016 [Member] Base rate loans [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2013 [Member] LIBOR Loan [Member]	Dec. 31, 2012 Maximum [Member] Senior secured term loan due 2013 [Member] Base rate loans [Member]	Jan. 12, 2012 Luxco owned [Member]	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Feb. 28, 2013 Luxco owned [Member] Subsequent Event [Member]	Dec. 31, 2012 Nielsen's common stock [Member] USD ($)	Mar. 31, 2012 Nielsen's common stock [Member] USD ($)	Feb. 28, 2013 Nielsen's common stock [Member] Subsequent Event [Member] USD ($)
Initial public offering of shares	82,142,858				82,142,858
Par value of common stock							€ 0.07	€ 0.07	€ 0.07
Issue price per share	$ 23
Proceeds from initial offering	$ 1,801
Underwriter discounts	88
Issuance of Mandatory Convertible Subordinated Bonds																																						288,000,000	288,000,000
Debt instrument, stated interest rate																			11.13%	2.50%		6.75%		6.75%							11.50%	11.63%	12.50%					6.25%	6.25%
Proceeds from issuance of bonds																																						277,000,000	277,000,000
Underwriter discounts on issue of bonds																																						11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date																																						Feb 1, 2013	Feb 1, 2013	Oct 1, 2020
Bonds converted to common stock				10,416,700																																															10,416,700									12,499,925
Conversion rate	$ 50			$ 0.5
Number of shares issued per bond conversion																																																			1.8116	1.8116								2.1739	2.1739
Initial price per share				$ 23
Threshold appreciation price per share	$ 27.6			$ 27.6
Common stock conversion per share price				$ 27.6
Advisory Agreements net proceeds				2,078,000,000
Payment to redeem outstanding senior notes																			495,000,000												201,000,000	129,000,000	1,133,000,000
Face value of senior notes redeemed																															164,000,000	107,000,000	999,000,000
Senior notes outstanding																															467,000,000	307,000,000
Principal amount of senior notes																															500,000,000	330,000,000	1,070,000,000
Percentage for aggregate principal amount																			104.87%														105.89%
Debt extinguishment charge			231,000,000	231,000,000
Number of shares owned				362,519,883	359,647,605	276,059,333				276,156,839																																																											195,463,201	236,266,399	270,746,445	195,463,201
Percentage of owned shares																																																																					52.00%	65.00%	75.00%	52.00%
Number of shares offered through public offering				362,733,010	360,107,359																																																																				34,500,000	34,500,000	40,814,883
common stock par value																																																																									$ 30.25	$ 30.25	$ 32.55
Original principal amount repaid																	3.33%																		0.25%
Federal funds rate plus				0.50%
Company's secured leverage ratio in case of base rate loans																																																										2.00%	1.00%								2.25%	1.25%
Applicable margin for senior secured term loans, base rate loans																																				3.75%	2.75%
Total leverage ratio for base rate loans																																																								3.25%	2.25%								3.75%	2.75%
Senior Secured Credit Agreement amortizing term, amended																	5 years
Senior Secured Credit Agreement amended, principal amount																	1,222,000,000
Margin under term loan facility																																																					0.75%									1.50%
Margin on LIBOR loans																																																					1.75%									2.50%
Debt instrument, maturity date																	2017-02-28
Principal amount of notes issued																1,080,000,000	750,000,000																							800,000,000	500,000,000
Original principal amount paid in first year																	5.00%
Original principal amount paid in second year																	5.00%
Original principal amount paid in third year																	10.00%
Original principal amount paid in fourth year																	10.00%
Original principal amount paid in fifth year																	70.00%
Net restricted assets, subsidiary entities				5,200,000,000
Capital stock of non-U.S. subsidiaries of the company, percentage				65.00%
Debt instrument, maximum borrowing capacity												688,000,000			635,000,000
Debt instrument, maturity date												Aug 1, 2012			Apr 1, 2016
Debt instrument, interest rate																																																						2.25%	1.25%								3.50%	2.50%
Credit commitment fee percentage																																																			0.38%									0.75%
Borrowings, outstanding													0	0
Letters of credit, outstanding													13,000,000	19,000,000
Debt instrument, remaining borrowing capacity													622,000,000
Redemption of Senior notes and Senior subordinated discount notes at a percentage of aggregated accreted principal plus accrued and unpaid interest																									101.00%
Interest rate																7.75%		11.13%																12.50%						4.50%	11.50%			10.00%		9.00%				11.63%
Maturity price of Senior Notes																																								800,000,000
Cash proceeds from issue of notes, net of fees and expenses																1,065,000,000																								788,000,000	452,000,000									290,000,000
Incurring cost																																										115,000,000
Issue price of notes																1,085,000,000																									461,000,000									297,000,000
Senior Notes Maturity Date		2014														2018		2016				2012												2016							2016									2014
Issue of notes																		343,000,000																1,070,000,000										650,000,000					150,000,000
Additional Notes issued																																													220,000,000					330,000,000
Redemption of Senior notes																																											870,000,000
Redemption of notes at a percentage of aggregate principal amount																																											105.00%				104.50%
Redemption of Senior notes																																																150,000,000
Loss on redemption											90,000,000
Repayment of debt																				4,000,000,000	50,000,000		50,000,000	30,000,000
Acquisition price per share				$ 48
Unsecured note or loan amount commitment				1,300,000,000
Foreign currency translation adjustment, net of tax																										43,000,000	96,000,000	21,000,000
Income tax on Foreign currency translation adjustment																										17,000,000
Maturity Date Of Term Loan																													2013	2016
Deferred financing costs				60,000,000	73,000,000
Issue of Notes to Related Parties				412,000,000	600,000,000
Interest expense associated with amounts held by Sponsors				20,000,000	26,000,000	29,000,000
Effective interest rates on capital Leases and other financing activities																																																			8.00%									10.00%
Interest expense related to capital leases and other financing transactions				9,000,000	10,000,000	11,000,000
Proceeds to be received under non-cancelable subleases				$ 5,000,000

Long-Term Debt and Other Financing Arrangements - Summary of Future Minimum Capital Lease Payments Under Non-Cancelable Capital Leases (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Debt Disclosure [Abstract]
2013	$ 19
2014	15
2015	14
2016	14
2017	14
Thereafter	91
Total	167
Less: amount representing interest	60
Present value of minimum lease payments	107
Current portion	10
Total non-current portion	97
Present value of minimum lease payments	$ 107

Stockholders' Equity - Common Stock Activity (Detail)	1 Months Ended	12 Months Ended
	Jan. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Statement Of Stockholders Equity [Abstract]
Beginning of year	276,059,333	359,647,605	276,059,333	276,156,839
Shares of common stock issued through initial public offering	82,142,858		82,142,858
Shares of common stock issued through business combinations		246,627	535,353
Shares of common stock issued through compensation plans		2,625,651	966,580	368,259
Repurchases of common stock			(56,519)	(465,765)
End of year		362,519,883	359,647,605	276,059,333

Stockholders' Equity - Additional Information (Detail) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 USD ($)	Sep. 30, 2010 USD ($)	Sep. 30, 2010 EUR (€)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)	Jan. 31, 2011 EUR (€)	Dec. 31, 2010 USD ($)	Aug. 30, 2010 Before reverse stock split [Member] EUR (€)	Aug. 30, 2010 After reverse stock split [Member] EUR (€)
Stockholders Equity Note [Line Items]
Cumulative shares of treasury stock	213,127				459,754	459,754
Cost of treasury stock	$ 4				$ 8			$ 8
Reverse stock split ratio									1.6	1
Common stock issued and outstanding share, par value				€ 0.07		€ 0.07	€ 0.07		€ 0.04	€ 0.07
Special dividend declared		7	6
Dividend declared per share			€ 0.02
Outstanding loan	$ 0	$ 5
Cash dividend, declared	$ 0.16
Cash dividend, date to be Paid	Mar 20, 2013
Cash dividend, recorded date	Mar 6, 2013

Stock-Based Compensation - Additional Information (Detail) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting rate	75.00%
Vesting rate, on 2013	25.00%
Stock-based compensation expense	$ 34	$ 27	$ 18
Tax benefit related to the stock compensation expense	13	11	8
Weighted-average grant date fair value of the options granted	$ 7.25	$ 9.39	$ 8.05
Aggregate fair value of options vested	21	12	12
Intrinsic value of options exercised	34	18	4
Cash proceeds from exercise of options	32
Centerview [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Cumulative expense related to outstanding options	5
Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of shares authorized for award of options	34,795,000
Time-based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted exercise prices			$ 18.41
Time-based stock options [Member] | Centerview [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	218,750
Time-based stock options [Member] | Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	4,133,381	4,307,002
Time-based stock options [Member] | Equity Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			919,052
Performance-based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted exercise prices			$ 36.8
Performance-based stock options [Member] | Centerview [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted	312,500
Performance-based stock options [Member] | Equity Participation Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Stock options granted			175,301
2011 Time-based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting rate	25.00%
2010 Performance-based stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Stock options [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unearned stock-based compensation related to stock options	36
Unearned stock-based compensation, expected period to recognize	4 years
Restricted stock units (RSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Vesting period	4 years
Vesting rate	25.00%
Unearned stock-based compensation, expected period to recognize	3 years 4 months 24 days
Estimated weighted average grant date fair value of restricted stock units	$ 27.99	$ 30.05	$ 19.2
Restricted stock units Vested	80,981
Unearned stock-based compensation of RSUs	$ 16
Restricted stock units (RSUs) [Member] | Stock Incentive Plan [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Restricted stock units granted	687,300	248,450	6,250

Stock-Based Compensation - Summary of Assumptions Used in Options (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Stock Based Compensation [Line Items]
Expected dividend yield	0.00%	0.00%	0.00%
Weighted average volatility	28.56%	33.42%	60.05%
Minimum [Member]
Stock Based Compensation [Line Items]
Expected life (years)	3 years 6 months	3 years 6 months	2 years 10 months 6 days
Risk-free interest rate	0.38%	1.18%	1.28%
Expected volatility	28.00%	31.70%	58.00%
Maximum [Member]
Stock Based Compensation [Line Items]
Expected life (years)	6 years	6 years	4 years 2 months 1 day
Risk-free interest rate	0.83%	2.23%	2.12%
Expected volatility	30.30%	42.00%	63.00%

Stock-Based Compensation - Summary of Stock Option Plan Activity (Detail) (Time Based and Performance Based [Member], USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2012 Y	Dec. 31, 2011 Y	Dec. 31, 2010 Y
Time Based and Performance Based [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number of Options, Outstanding beginning	18,582,027	16,120,209	16,354,797
Number of Options, Granted	4,133,381	4,307,002	1,094,353
Number of Options, Forfeited	(655,034)	(684,306)	(703,387)
Number of Options, Exercised	(2,372,536)	(1,160,878)	(625,554)
Number of Options, Outstanding ending	19,687,838	18,582,027	16,120,209
Weighted-Average Exercise Price, Outstanding beginning	$ 20.65	$ 17.63	$ 17.52
Number of Options, Exercisable outstanding	9,986,984
Weighted-Average Exercise Price, Granted	$ 28	$ 30	$ 18.76
Weighted-Average Exercise Price, Forfeited	$ (24.3)	$ (20.96)	$ (20.46)
Weighted-Average Exercise Price, Exercised	$ (14.64)	$ (13.2)	$ (13.42)
Weighted-Average Exercise Price, Outstanding ending	$ 22.8	$ 20.65	$ 17.63
Weighted Average Remaining Contractual Term in Years, Outstanding Beginning	5.77	6.51	7.4
Weighted-Average Exercise Price, Exercisable	$ 19.63
Weighted Average Remaining Contractual Term in Years, Outstanding Ending	5.16	5.77	6.51
Aggregate Intrinsic, Outstanding Beginning	$ 175	$ 77	$ 29
Weighted Average Remaining Contractual Term in Years, Exercisable Ending	4.61
Aggregate Intrinsic, Outstanding Ending	156	175	77
Aggregate Intrinsic, Exercisable	$ 112

Income Taxes - Components of Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Dutch									$ 20	$ 12	$ 147
Non-Dutch									398	94	(43)
Income from continuing operations before income taxes and equity in net income of affiliates	$ 63	$ 178	$ 140	$ 37	$ 162	$ 150	$ 106	$ (312)	$ 418	$ 106	$ 104

Income Taxes - Provision/(Benefit) for Income Taxes Attributable to Income/(Loss) from Continuing Operations Before Income Taxes and Equity in Net Income/(Loss) of Affiliates (Detail) (USD $)
In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Current:
Dutch	$ (20)	$ 3	$ 11
Non-Dutch	117	144	117
Total current income tax provision(benefit)	97	147	128
Deferred:
Dutch	25	(13)	(1)
Non-Dutch	22	(111)	(173)
Total deferred income tax provision (benefit)	47	(124)	(174)
Total (benefit)/provision for income taxes	$ 144	$ 23	$ (46)

Income Taxes - Schedule of Provision for Income Taxes as Per Dutch Federal Income Tax Rates (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Income/(loss) from continuing operations before income taxes and equity in net income/(loss) of affiliates	$ 63	$ 178	$ 140	$ 37	$ 162	$ 150	$ 106	$ (312)	$ 418	$ 106	$ 104
Dutch statutory tax rate									25.00%	25.00%	25.50%
Provision/(benefit) for income taxes at the Dutch statutory rate									105	27	27
Tax impact on distributions from foreign subsidiaries									35	9	1
Effect of operations in non-Dutch jurisdictions, including foreign tax credits									15	(3)	(35)
U.S. state and local taxation									6	(4)	(24)
Withholding and other taxation									36	30	29
Effect of global financing activities									(51)	(38)	(28)
Changes in estimates for uncertain tax positions									48	22	2
Changes in valuation allowances									(15)	(25)	(25)
Effect of change in deferred tax rates									(40)
Other, net									4	5	7
Total (benefit)/provision for income taxes									$ 144	$ 23	$ (46)
Effective tax rate									34.40%	21.70%	(44.20%)

Income Taxes - Components of Current and Non-Current Deferred Income Tax Assets/(Liabilities) (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Income Tax Disclosure [Abstract]
Net operating loss carryforwards	$ 348	$ 415
Interest expense limitation	577	557
Deferred compensation	7	6
Deferred revenues / costs	29	30
Employee benefits	59	51
Tax credit carryforwards	113	96
Share-based payments	59	46
Accrued expenses	26	35
Other assets	52	37
Total deferred tax assets, gross	1,270	1,273
Valuation allowances	(248)	(193)
Deferred tax assets, net of valuation allowances	1,022	1,080
Intangible assets	(1,661)	(1,723)
Fixed asset depreciation	(21)	(4)
Financial instruments	(50)	(53)
Deferred revenues / costs
Computer software	(69)	(43)
Total deferred income tax liabilities	(1,801)	(1,823)
Net deferred tax liability	(779)	(743)
Deferred income taxes, current	57	55
Deferred income taxes, non-current	(836)	(798)
Total	$ (779)	$ (743)

Income Taxes - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Income Tax Reconciliation [Line Items]
Net operating loss carryforwards	$ 1,260,000,000	$ 1,262,000,000
Tax credit carryforwards	113,000,000	96,000,000
Operating loss carryforwards year of expiration	2013
Tax credit carryforward expiration	2014
Valuation allowance related to operating loss and tax credit carryforwards	205,000,000	169,000,000
Valuation allowance	43,000,000	24,000,000
Excess book value of its investment	3,300,000,000
Uncertain tax positions	100,000,000	96,000,000	114,000,000	129,000,000
Unrecognized tax benefits	40,000,000	29,000,000
Minimum [Member]
Income Tax Reconciliation [Line Items]
Reduction in uncertain tax positions	6,000,000
Maximum [Member]
Income Tax Reconciliation [Line Items]
Reduction in uncertain tax positions	$ 14,000,000

Income Taxes - Schedule of Reconciliation of Beginning and Ending Amount of Uncertain Tax Positions (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Tax Disclosure [Abstract]
Balance as of the beginning of period	$ 96	$ 114	$ 129
Additions for current year tax positions	7	4	3
Additions for tax positions of prior years	16		3
Reductions for lapses of statute of limitations	(19)	(22)	(22)
Effect of foreign currency translation			(1)
Balance as of the end of the period	$ 100	$ 96	$ 114

Investments in Affiliates and Related Party Transactions - Additional Information (Detail) (USD $)	1 Months Ended	3 Months Ended	12 Months Ended						12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Dec. 31, 2012 Employees	Dec. 31, 2010	Sep. 30, 2010	Dec. 31, 2011	Dec. 31, 2012 Minimum [Member]	Dec. 31, 2012 Maximum [Member]	Dec. 31, 2012 Scarborough [Member]	Dec. 31, 2011 Scarborough [Member]	Dec. 31, 2010 Scarborough [Member]
Investments in and Advances to Affiliates [Line Items]
Investments in affiliates			$ 77,000,000			$ 74,000,000
Non-controlling ownership interest percentage							20.00%	50.00%	51.00%
Investments in affiliates, carrying value									53,000,000
Payments received through transactions, net									15,000,000	14,000,000	7,000,000
Receivable from affiliates			6,000,000			12,000,000
Selling, general and administrative expenses				12,000,000
Initial public offering amount			200,000,000
Term of agreement			8 years
Settlement amount	102,000,000	102,000,000
Interest rate of short-term loan			2.99%			3.01%	3.47%	7.70%
Loans outstanding			0		5,000,000
Number of employees enrolled in health benefit plans			7,300
Health Plan Fees			$ 2.5

Commitments and Contingencies - Additional Information (Detail) (USD $)	12 Months Ended			1 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 February 2013 [Member]	Oct. 01, 2007 February 2013 [Member]	Dec. 31, 2012 February 2013 [Member] Commitment [Member]
Commitment And Contingencies [Line Items]
Effective date of agreement				Oct 1, 2007
Extended agreement term				3 years
Agreement expiration Date				31-Dec-20
Purchase amount of commitments				$ 2,500,000,000	$ 1,000,000,000
Purchase amount of commitments						100,000,000
Total expenses incurred under operating leases	88,000,000	97,000,000	96,000,000
Recognized rental income received under subleases	8,000,000	10,000,000	13,000,000
Aggregate future proceeds under non-cancelable subleases	40,000,000
Letters of credit issued and outstanding	$ 13,000,000	$ 19,000,000

Commitments and Contingencies - Minimum Annual Payments under Nielsen's Purchase Obligations (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012
Commitments And Contingencies Disclosure [Abstract]
Operating leases, 2013	$ 91
Operating leases, 2014	78
Operating leases, 2015	59
Operating leases, 2016	45
Operating leases, 2017	36
Operating leases, Thereafter	84
Operating leases, Total	393
Other contractual obligations, 2013	150
Other contractual obligations, 2014	47
Other contractual obligations, 2015	26
Other contractual obligations, 2016	12
Other contractual obligations, 2017	2
Other contractual obligations, Thereafter	2
Other contractual obligations, Total	239
Total, 2013	241
Total, 2014	125
Total, 2015	85
Total, 2016	57
Total, 2017	38
Total, Thereafter	86
Total	$ 632

Segments - Business Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Business segment income/(loss)									1,605	1,543	1,408
Depreciation and amortization									513	524	554
Restructuring charges									84	84	61
Stock-based compensation expense									34	27	18
Other items									12	112	44
Operating income/(loss)	282	283	240	157	260	266	219	51	962	796	731
Total assets	14,585				14,504				14,585	14,504
Capital expenditures									358	367	334
Buy [Member]
Segment Information [Line Items]
Revenues									3,420	3,409	3,108
Business segment income/(loss)									686	699	656
Depreciation and amortization									208	198	202
Restructuring charges									60	57	27
Stock-based compensation expense									10	8	7
Other items									(1)	4	6
Operating income/(loss)									409	432	414
Total assets	6,885				6,782				6,885	6,782
Capital expenditures									171	178	156
Watch [Member]
Segment Information [Line Items]
Revenues									1,987	1,919	1,827
Business segment income/(loss)									846	778	701
Depreciation and amortization									274	294	313
Restructuring charges									18	15	15
Stock-based compensation expense									7	5	3
Other items											2
Operating income/(loss)									547	464	368
Total assets	6,706				6,560				6,706	6,560
Capital expenditures									179	182	164
Expositions [Member]
Segment Information [Line Items]
Revenues									183	179	168
Business segment income/(loss)									94	87	78
Depreciation and amortization									23	25	27
Restructuring charges									(1)	2	2
Operating income/(loss)									72	60	49
Total assets	758				794				758	794
Capital expenditures									5	7	6
Corporate and eliminations [Member]
Segment Information [Line Items]
Business segment income/(loss)									(21)	(21)	(27)
Depreciation and amortization									8	7	12
Restructuring charges									7	10	17
Stock-based compensation expense									17	14	8
Other items									13	108	36
Operating income/(loss)									(66)	(160)	(100)
Total assets	236				368				236	368
Capital expenditures									$ 3		$ 8

Segments - Business Segment Information (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Information [Line Items]
Termination and settlement cost		$ 102
Sponsor Advisory Fees			12
Transformation Initiative and other dual running costs			16
Preparatory costs	16
Deferred financing costs	60	73
Corporate and eliminations [Member]
Segment Information [Line Items]
Deferred financing costs	$ 60	$ 73

Segments - Geographic Segment Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Operating Income/ (Loss)	282	283	240	157	260	266	219	51	962	796	731
Long- lived Assets	12,467				12,325				12,467	12,325
United States [Member]
Revenues									2,820	2,677	2,557
Operating Income/ (Loss)									529	425	297
Long- lived Assets	9,540				9,531				9,540	9,531
North and South America, excluding the United States [Member]
Revenues									640	625	551
Operating Income/ (Loss)									170	184	157
Long- lived Assets	1,313				1,212				1,313	1,212
The Netherlands [Member]
Revenues									39	43	41
Operating Income/ (Loss)									2	(92)	(5)
Long- lived Assets	8				3				8	3
Other Europe, Middle East & Africa [Member]
Revenues									1,353	1,447	1,330
Operating Income/ (Loss)									178	184	191
Long- lived Assets	1,097				1,074				1,097	1,074
Asia Pacific [Member]
Revenues									738	715	624
Operating Income/ (Loss)									83	95	91
Long- lived Assets	$ 509				$ 505				$ 509	$ 505

Additional Financial Information - Accounts Payable and Other Current Liabilities (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Payables And Accruals [Abstract]
Trade payables	$ 150	$ 180
Personnel costs	290	336
Current portion of restructuring liabilities	53	55
Data and professional services	203	167
Interest payable	49	51
Other current liabilities(1)	222	236
Total accounts payable and other current liabilities	$ 967	$ 1,025

Quarterly Financial Data - Consolidating Statements of Operations (Detail) (USD $) In Millions, except Per Share data, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Income Statement [Abstract]
Revenues	$ 1,458	$ 1,418	$ 1,380	$ 1,334	$ 1,414	$ 1,407	$ 1,390	$ 1,296	$ 5,590	$ 5,507	$ 5,103
Operating income	282	283	240	157	260	266	219	51	962	796	731
(Loss)/income from continuing operations before income taxes and equity in net income of affiliates	63	178	140	37	162	150	106	(312)	418	106	104
Discontinued operations, net of tax	(4)	(1)		(2)	2			(1)	(7)	1	(22)
Net (loss)/income attributable to Nielsen stockholders	$ 39	$ 105	$ 104	$ 25	$ 95	$ 102	$ 69	$ (182)	$ 273	$ 84	$ 130
Net (loss)/income per share of common stock, basic
(Loss)/income from continuing operations	$ 0.11	$ 0.3	$ 0.29	$ 0.07	$ 0.26	$ 0.29	$ 0.19	$ (0.54)	$ 0.77	$ 0.24	$ 0.55
Discontinued operations, net of tax	$ (0.01)			$ (0.01)					$ (0.02)		$ (0.08)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.29	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.55)	$ 0.75	$ 0.24	$ 0.47
Net (loss)/income per share of common stock, diluted
(Loss)/income from continuing operations	$ 0.11	$ 0.29	$ 0.29	$ 0.07	$ 0.25	$ 0.29	$ 0.19	$ (0.54)	$ 0.76	$ 0.24	$ 0.54
Discontinued operations, net of tax	$ (0.01)			$ (0.01)					$ (0.02)		$ (0.08)
Net (loss)/income attributable to Nielsen stockholders	$ 0.11	$ 0.29	$ 0.28	$ 0.07	$ 0.26	$ 0.28	$ 0.19	$ (0.55)	$ 0.75	$ 0.24	$ 0.46

Quarterly Financial Data - Consolidating Statements of Operations (Parenthetical) (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2011	Mar. 31, 2011	Dec. 31, 2012
Income Statement [Abstract]
Settlement of Sponsor Advisory Agreement	$ 102	$ 102
Redemption of indebtedness		$ 231	$ 231

Subsequent Events - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2010 Subsequent Event [Member]	May 04, 2013 Subsequent Event [Member] Nielsen Business Media Holding Company [Member]
Subsequent Event [Line Items]
Loss from discontinued operations	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)	$ 3	$ (7)	$ 1	$ (22)
Total cash Consideration													$ 950

Subsequent Events - Summarized Results of Operations for Discontinued Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended					12 Months Ended			3 Months Ended	12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Mar. 31, 2013 Subsequent Event [Member]	Dec. 31, 2012 Subsequent Event [Member]	Dec. 31, 2011 Subsequent Event [Member]	Dec. 31, 2010 Subsequent Event [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations [Line Items]
Revenues								$ 8		$ 22	$ 25	$ 31
Operating loss								(26)		(10)	(2)	(27)
Loss from operations before income taxes								(26)		(10)	(2)	(27)
Benefit for income taxes								9		4	1	9
Loss from operations								(17)		(6)	(1)	(18)
Net (loss)/income attributable to noncontrolling interests										(1)	1	1
Gain/(Loss) on sale, net of tax							1	(5)			1	(5)
(Loss)/Income from discontinued operations, net of tax	$ (4)	$ (1)	$ (2)	$ 2	$ (1)	$ (7)	$ 1	$ (22)	$ 3	$ (7)	$ 1	$ (22)

Condensed Financial Information of Registrant - Statement of Operations (Detail) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									$ 1,758	$ 1,869	$ 1,632
Operating loss	282	283	240	157	260	266	219	51	962	796	731
Interest expense									(413)	(477)	(660)
Benefit/(Provision) for income taxes									(144)	(23)	46
Equity in net income of subsidiaries									5	3	5
Net income									272	87	133
Total Nielsen Stockholders' Equity [Member]
Condensed Financial Statements, Captions [Line Items]
Selling, general and administrative expenses									2	2
Operating loss									(2)	(2)
Interest expense									(23)	(21)
Foreign currency exchange transaction (loss)/gain									(1)		1
(Loss)/income from continuing operations before income taxes and equity in net income of subsidiaries									(26)	(23)	1
Benefit/(Provision) for income taxes									2	(2)
Equity in net income of subsidiaries									297	109	129
Net income									$ 273	$ 84	$ 130

Condensed Financial Information of Registrant - Balance Sheets (Detail) (USD $) In Millions, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Current assets
Cash and cash equivalents	$ 288	$ 319	$ 421	$ 514
Amounts receivable from subsidiary	7
Total current assets	1,676	1,665
Deferred tax assets	170	198
Investment in subsidiaries	2,078
Other non-current assets	272	316
Total assets	14,585	14,504
Current liabilities
Interest payable	49	51
Income tax liabilities	56	80
Total current liabilities	1,751	1,692
Long-term debt	6,472	6,647
Other non-current liabilities	621	556
Total liabilities	9,607	9,863
Total equity	4,978	4,641	2,896	2,812
Total liabilities and equity	14,585	14,504
Total Nielsen Stockholders' Equity [Member]
Current assets
Cash and cash equivalents	1		3	2
Amounts receivable from subsidiary	7	28
Other current assets		7
Loan receivable from subsidiary	7	6
Total current assets	15	41
Deferred tax assets		22
Investment in subsidiaries	5,216	4,888
Other non-current assets	1	2
Total assets	5,232	4,953
Current liabilities
Interest payable	3	3
Income tax liabilities		29
Total current liabilities	3	32
Long-term debt	288	288
Other non-current liabilities	5
Total liabilities	296	320
Total equity	4,930	4,633	2,887	2,798
Total liabilities and equity	$ 5,232	$ 4,953

Condensed Financial Information of Registrant - Statements of Cash Flows (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	$ 784	$ 641	$ 543
Investing Activities:
Net cash used in investing activities	(522)	(486)	(365)
Financing Activities:
Activity under stock plans	(29)	(8)	10
Net cash used in financing activities	(298)	(250)	(263)
Net decrease in cash and cash equivalents	(31)	(102)	(93)
Cash and cash equivalents at beginning of period	319	421	514
Cash and cash equivalents at end of period	288	319	421
Total Nielsen Stockholders' Equity [Member]
Condensed Financial Statements, Captions [Line Items]
Net cash (used in)/provided by operating activities	(18)	(16)	(2)
Investing Activities:
Investment in subsidiaries		(2,078)
Intercompany loans and advances with subsidiaries	(1)	(6)	2
Net cash used in investing activities	(1)	(2,084)	2
Financing Activities:
Proceeds from the Issuance of debt		277
Issuance of common stock		1,810	2
Dividends received from subsidiary			9
Dividends paid to stockholders			(2)
Capital Contributions to Subsidiary	(14)
Activity under stock plans	34	10	(8)
Net cash used in financing activities	20	2,097	1
Net decrease in cash and cash equivalents	1	(3)	1
Cash and cash equivalents at beginning of period		3	2
Cash and cash equivalents at end of period	$ 1		$ 3

Condensed Financial Information of Registrant - Additional Information (Detail)	1 Months Ended	12 Months Ended					1 Months Ended		1 Months Ended		1 Months Ended			12 Months Ended
	Jan. 31, 2011 USD ($)	Dec. 31, 2012 USD ($)	Dec. 31, 2011 USD ($)	Jan. 31, 2011 EUR (€)	Dec. 31, 2010	Dec. 31, 2009	Jan. 31, 2011 Minimum [Member] USD ($)	Dec. 31, 2012 Minimum [Member]	Jan. 31, 2011 Maximum [Member] USD ($)	Dec. 31, 2012 Maximum [Member]	Jan. 31, 2012 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 31, 2011 Mandatory convertible subordinated bonds due 2013 [Member] USD ($)	Jan. 12, 2012 Luxco owned [Member]	Dec. 31, 2012 Luxco owned [Member]	Dec. 31, 2011 Luxco owned [Member]	Dec. 31, 2012 Nielsen's common stock [Member] USD ($)	Mar. 31, 2012 Nielsen's common stock [Member] USD ($)	Jan. 12, 2012 Luxco and certain Nielsen employees [Member] USD ($)
Short-term loan with subsidiaries			$ 6,000,000
Maturity date of short-term loan		December 2013	June 2012
Interest rate of short-term loan		2.99%	3.01%					3.47%		7.70%
Amounts receivable from subsidiary		7,000,000
Net cash payment received associated with the sale of shares of common stock in conjunction with acquisitions made by subsidiaries			5,000,000
Initial public offering	82,142,858
Par value of common stock				€ 0.07
Proceeds from initial public offering, net	1,801,000,000
Underwriting discounts	88,000,000
Common stock, price per share in initial public offering	$ 23
Number of shares owned		362,519,883	359,647,605		276,059,333	276,156,839							195,463,201	236,266,399	270,746,445
Percentage of owned shares													52.00%	65.00%	75.00%
Number of shares offered through public offering		362,733,010	360,107,359													34,500,000	34,500,000	40,814,883
common stock par value																$ 30.25	$ 30.25	$ 32.55
Issuance of Mandatory Convertible Subordinated Bonds											288,000,000	288,000,000
Interest rate of bonds issued											6.25%	6.25%
Proceeds from issuance of bonds											277,000,000	277,000,000
Underwriter discounts on issue of bonds											11,000,000	11,000,000
Convertible Subordinated Bonds, Maturity date											Feb 1, 2013	Feb 1, 2013
Bonds converted to common stock							10,416,700		12,499,925
Bond conversion date	Feb 1, 2013
Conversion rate	$ 50	$ 0.5
Number of shares issued per bond conversion							1.8116	1.8116	2.1739	2.1739
Threshold appreciation price per share	$ 27.6	$ 27.6
Initial price per share	$ 23
Advisory Agreements net proceeds		$ 2,078,000,000
Cash dividends declared		$ 0.16
Dividends payable date		Mar 20, 2013

Valuation and Qualifying Accounts (Detail) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Allowance for accounts receivable and sales returns [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	$ 24	$ 31	$ 31
Charges/ (Credits) to Expense	10	2	4
Acquisitions and Divestitures	4	1
Deductions		(10)	(4)
Effect of Foreign Currency Translation
Balance at End of Period	38	24	31
Valuation allowance for deferred taxes [Member]
Valuation and Qualifying Accounts Disclosure [Line Items]
Balance Beginning of Period	193	215	233
Charges/ (Credits) to Expense	(15)	(25)	(25)
Charged to Other Accounts	62	9	14
Effect of Foreign Currency Translation	8	(6)	(7)
Balance at End of Period	$ 248	$ 193	$ 215